UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: July 31

Registrant is making a filing for 10 of its series:

Wells Fargo Capital Growth Fund, Wells Fargo Disciplined U.S. Core Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Growth Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Cap Core Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Large Company Value Fund, Wells Fargo Omega Growth Fund, and Wells Fargo Premier Large Company Growth Fund.

The following 10 series of Wells Fargo Funds Trust have a January 31 fiscal year end:

Wells Fargo 100% Treasury Money Market Fund, Wells Fargo California Municipal Money Market Fund, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Heritage Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Municipal Cash Management Money Market Fund, Wells Fargo Municipal Money Market Fund, Wells Fargo National Tax-Free Money Market Fund, and Wells Fargo Treasury Plus Money Market Fund.

Date of reporting period: October 31, 2015

ITEM 1.	INVESTMENTS

Wells Fargo Capital Growth Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 97.97%

Consumer Discretionary : 22.80%

Auto Components : 1.16%
Delphi Automotive plc	41,947	$3,489,568

Automobiles : 0.71%
Tesla Motors Incorporated «†	10,315	2,134,483

Hotels, Restaurants & Leisure : 4.19%
Chipotle Mexican Grill Incorporated †	3,750	2,400,863
Hilton Worldwide Holdings Incorporated	101,741	2,542,508
Starbucks Corporation	122,791	7,683,033

		12,626,404

Household Durables : 0.69%
D.R. Horton Incorporated	70,750	2,082,880

Internet & Catalog Retail : 5.01%
Amazon.com Incorporated †	21,813	13,652,757
Netflix Incorporated †	13,350	1,446,873

		15,099,630

Media : 0.84%
Time Warner Incorporated	33,637	2,534,212

Specialty Retail : 7.90%
O’Reilly Automotive Incorporated †	16,650	4,599,729
The Home Depot Incorporated	82,233	10,167,288
The TJX Companies Incorporated	76,860	5,625,383
ULTA Salon, Cosmetics and Fragrance Incorporated †	19,550	3,400,918

		23,793,318

Textiles, Apparel & Luxury Goods : 2.30%
Nike Incorporated Class B	52,957	6,938,956

Consumer Staples : 6.25%

Beverages : 1.68%
Constellation Brands Incorporated Class A	37,484	5,052,843

Food & Staples Retailing : 3.81%
The Kroger Company	146,650	5,543,370
Walgreens Boots Alliance Incorporated	70,350	5,957,238

		11,500,608

Food Products : 0.76%
Hormel Foods Corporation	33,800	2,283,190

Financials : 3.97%

Capital Markets : 1.41%
Charles Schwab Corporation	138,900	4,239,228

Diversified Financial Services : 2.56%
Intercontinental Exchange Incorporated	19,145	4,832,198
McGraw Hill Financial Incorporated	31,163	2,886,940

		7,719,138

1

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Capital Growth Fund

Security name	Shares	Value
Health Care : 17.50%

Biotechnology : 6.89%
Alexion Pharmaceuticals Incorporated †	20,400	$3,590,400
Celgene Corporation †	52,050	6,387,056
Gilead Sciences Incorporated	22,918	2,478,123
Regeneron Pharmaceuticals Incorporated †	8,381	4,671,486
Vertex Pharmaceuticals Incorporated †	29,083	3,627,813

		20,754,878

Health Care Equipment & Supplies : 3.26%
Align Technology Incorporated †	46,400	3,037,344
Edwards Lifesciences Corporation †	28,900	4,541,635
Hologic Incorporated †	58,250	2,263,595

		9,842,574

Health Care Providers & Services : 2.18%
UnitedHealth Group Incorporated	55,750	6,566,235

Pharmaceuticals : 5.17%
Allergan plc †	16,600	5,120,602
Bristol-Myers Squibb Company	100,388	6,620,589
Shire plc ADR	10,289	2,336,117
Zoetis Incorporated	34,724	1,493,479

		15,570,787

Industrials : 4.97%

Airlines : 2.07%
Delta Air Lines Incorporated	122,925	6,249,507

Electrical Equipment : 0.57%
Acuity Brands Incorporated	7,900	1,726,940

Industrial Conglomerates : 0.68%
Carlisle Companies Incorporated	23,500	2,044,500

Professional Services : 1.65%
Verisk Analytics Incorporated Class A †	69,200	4,955,412

Information Technology : 36.43%

Communications Equipment : 0.89%
Palo Alto Networks Incorporated †	16,635	2,678,235

Internet Software & Services : 11.94%
Akamai Technologies Incorporated †	60,986	3,709,169
Alphabet Incorporated Class A †	22,708	16,744,652
Facebook Incorporated Class A †	120,674	12,305,128
Tencent Holdings Limited ADR	170,250	3,220,432

		35,979,381

IT Services : 8.50%
Cognizant Technology Solutions Corporation Class A †	86,750	5,908,543
Fidelity National Information Services Incorporated	62,700	4,572,084
PayPal Holdings Incorporated †	99,200	3,572,192
Visa Incorporated Class A	149,183	11,573,617

		25,626,436

Software : 8.62%
Adobe Systems Incorporated †	68,450	6,068,777
Electronic Arts Incorporated †	61,650	4,443,116
Salesforce.com Incorporated †	63,680	4,948,573

2

Wells Fargo Capital Growth Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name			Shares	Value
Software (continued)
ServiceNow Incorporated †			52,130	$4,256,415
Splunk Incorporated †			56,450	3,170,232
Tableau Software Incorporated Class A †			36,900	3,098,124

				25,985,237

Technology Hardware, Storage & Peripherals : 6.48%
Apple Incorporated			163,376	19,523,432

Materials : 2.79%

Chemicals : 2.79%
Axalta Coating Systems Limited †			126,095	3,484,005
The Sherwin-Williams Company			18,409	4,912,073

				8,396,078

Telecommunication Services : 3.26%

Diversified Telecommunication Services : 1.66%
Level 3 Communications Incorporated †			46,454	2,366,831
Zayo Group Holdings Incorporated †			99,401	2,637,109

				5,003,940

Wireless Telecommunication Services : 1.60%
SBA Communications Corporation Class A †			40,647	4,837,806

Total Common Stocks (Cost $230,776,674)				295,235,836

		Yield
Short-Term Investments : 2.18%

Investment Companies : 2.18%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.14%	2,116,800	2,116,800
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.16	4,437,075	4,437,075

Total Short-Term Investments (Cost $6,553,875)				6,553,875

Total investments in securities (Cost $237,330,549)*	100.15%			301,789,711

Other assets and liabilities, net	(0.15)			(447,969)

Total net assets	100.00%			$301,341,742

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $237,912,433 and unrealized gains consists of:

Gross unrealized gains	$69,915,567
Gross unrealized losses	(6,038,289)

Net unrealized gains	$63,877,278

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo Capital Growth Fund

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$68,699,451	$0	$0	$68,699,451
Consumer staples	18,836,641	0	0	18,836,641
Financials	11,958,366	0	0	11,958,366
Health care	52,734,474	0	0	52,734,474
Industrials	14,976,359	0	0	14,976,359
Information technology	106,572,289	3,220,432	0	109,792,721
Materials	8,396,078	0	0	8,396,078
Telecommunication services	9,841,746	0	0	9,841,746
Short-term investments
Investment companies	4,437,075	2,116,800	0	6,553,875

Total assets	$296,452,479	$5,337,232	$0	$301,789,711

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, Common stocks with a market value of $3,220,432 were transferred from Level 1 to Level 2 because of a decrease in the market activity of this security. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 99.33%

Consumer Discretionary : 12.43%

Automobiles : 1.86%
Ford Motor Company	278,804	$4,129,087
General Motors Company	154,979	5,410,317

		9,539,404

Diversified Consumer Services : 0.36%
H&R Block Incorporated	49,330	1,838,036

Hotels, Restaurants & Leisure : 2.02%
Carnival Corporation	29,720	1,607,258
Darden Restaurants Incorporated	60,752	3,759,941
Starbucks Corporation	80,309	5,024,934

		10,392,133

Internet & Catalog Retail : 0.67%
Amazon.com Incorporated †	2,374	1,485,887
Expedia Incorporated	14,558	1,984,255

		3,470,142

Media : 2.75%
Comcast Corporation Class A	114,082	7,143,815
The Walt Disney Company	61,409	6,984,660

		14,128,475

Multiline Retail : 0.89%
Target Corporation	59,384	4,583,257

Specialty Retail : 3.52%
Best Buy Company Incorporated	50,766	1,778,333
Lowe’s Companies Incorporated	77,859	5,748,330
Staples Incorporated	92,254	1,198,379
The Home Depot Incorporated	66,314	8,199,063
Tractor Supply Company	12,593	1,163,467

		18,087,572

Textiles, Apparel & Luxury Goods : 0.36%
Nike Incorporated Class B	14,061	1,842,413

Consumer Staples : 8.84%

Beverages : 2.46%
Dr Pepper Snapple Group Incorporated	44,136	3,944,434
PepsiCo Incorporated	51,342	5,246,639
The Coca-Cola Company	81,436	3,448,815

		12,639,888

Food & Staples Retailing : 2.52%
CVS Health Corporation	65,030	6,423,663
The Kroger Company	82,985	3,136,833
Wal-Mart Stores Incorporated	59,257	3,391,871

		12,952,367

1

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name	Shares	Value
Food Products : 0.76%
Campbell Soup Company	20,286	$1,030,326
ConAgra Foods Incorporated	41,719	1,691,705
Mondelez International Incorporated Class A	25,825	1,192,082

		3,914,113

Household Products : 1.13%
Kimberly-Clark Corporation	8,953	1,071,764
The Clorox Company	19,201	2,341,370
The Procter & Gamble Company	31,337	2,393,520

		5,806,654

Tobacco : 1.97%
Altria Group Incorporated	120,039	7,258,758
Philip Morris International	15,855	1,401,582
Reynolds American Incorporated	30,373	1,467,623

		10,127,963

Energy : 6.83%

Energy Equipment & Services : 0.84%
Diamond Offshore Drilling Incorporated «	49,267	979,428
Schlumberger Limited	42,815	3,346,420

		4,325,848

Oil, Gas & Consumable Fuels : 5.99%
Chevron Corporation	91,529	8,318,156
ConocoPhillips Company	59,031	3,149,304
Devon Energy Corporation	35,994	1,509,228
EQT Corporation	15,344	1,013,778
Exxon Mobil Corporation	160,126	13,248,825
Tesoro Corporation	9,548	1,020,968
Valero Energy Corporation	38,341	2,527,439

		30,787,698

Financials : 16.94%

Banks : 5.55%
Bank of America Corporation	452,181	7,587,597
Citigroup Incorporated	132,871	7,064,751
Huntington Bancshares Incorporated	133,932	1,469,234
JPMorgan Chase & Company	129,364	8,311,637
Regions Financial Corporation	147,571	1,379,789
SunTrust Banks Incorporated	65,802	2,732,099

		28,545,107

Capital Markets : 2.29%
Ameriprise Financial Incorporated	16,138	1,861,680
Goldman Sachs Group Incorporated	28,882	5,415,375
Morgan Stanley	136,126	4,488,074

		11,765,129

Consumer Finance : 0.34%
Capital One Financial Corporation	22,501	1,775,329

Diversified Financial Services : 0.94%
Berkshire Hathaway Incorporated Class B †	35,390	4,813,748

2

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Shares	Value
Insurance : 3.22%
ACE Limited	17,610	$1,999,439
American Financial Group Incorporated	22,855	1,649,902
American International Group Incorporated	52,812	3,330,325
MetLife Incorporated	27,754	1,398,247
The Allstate Corporation	23,513	1,454,984
The Progressive Corporation	37,876	1,254,832
The Travelers Companies Incorporated	12,261	1,384,144
XL Group plc	106,827	4,067,972

		16,539,845

Real Estate Management & Development : 0.75%
CBRE Group Incorporated Class A †	102,940	3,837,603

REITs : 3.85%
American Tower Corporation	42,709	4,366,141
Crown Castle International Corporation	38,298	3,272,947
General Growth Properties Incorporated	102,543	2,968,620
Host Hotels & Resorts Incorporated	100,444	1,740,695
Prologis Incorporated	47,054	2,010,617
Simon Property Group Incorporated	26,909	5,421,087

		19,780,107

Health Care : 14.36%

Biotechnology : 4.01%
AbbVie Incorporated	74,725	4,449,874
Amgen Incorporated	42,100	6,659,378
Biogen Incorporated †	5,559	1,614,945
Gilead Sciences Incorporated	72,886	7,881,163

		20,605,360

Health Care Equipment & Supplies : 1.21%
Medtronic plc	84,069	6,214,380

Health Care Providers & Services : 3.52%
Aetna Incorporated	35,389	4,061,949
Cigna Corporation	9,838	1,318,686
HCA Holdings Incorporated †	20,159	1,386,738
Humana Incorporated	7,488	1,337,581
McKesson Corporation	19,386	3,466,217
UnitedHealth Group Incorporated	55,557	6,543,503

		18,114,674

Pharmaceuticals : 5.62%
Bristol-Myers Squibb Company	40,167	2,649,014
Eli Lilly & Company	28,808	2,349,869
Johnson & Johnson	96,374	9,736,665
Merck & Company Incorporated	90,265	4,933,885
Pfizer Incorporated	271,853	9,194,068

		28,863,501

Industrials : 10.69%

Aerospace & Defense : 3.30%
General Dynamics Corporation	35,198	5,229,719
Lockheed Martin Corporation	23,619	5,192,165

3

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name	Shares	Value
Aerospace & Defense (continued)
The Boeing Company	44,132	$6,534,625

		16,956,509

Air Freight & Logistics : 0.42%
Expeditors International of Washington Incorporated	43,103	2,146,098

Airlines : 1.19%
Delta Air Lines Incorporated	45,886	2,332,844
Southwest Airlines Company	81,331	3,764,812

		6,097,656

Building Products : 0.32%
Masco Corporation	57,286	1,661,294

Commercial Services & Supplies : 0.87%
Waste Management Incorporated	83,466	4,487,132

Industrial Conglomerates : 2.50%
3M Company	9,990	1,570,528
General Electric Company	390,239	11,285,712

		12,856,240

Machinery : 0.76%
Caterpillar Incorporated	53,821	3,928,395

Road & Rail : 1.33%
CSX Corporation	63,509	1,714,108
Union Pacific Corporation	57,156	5,106,889

		6,820,997

Information Technology : 20.33%

Communications Equipment : 1.92%
Cisco Systems Incorporated	275,709	7,954,205
F5 Networks Incorporated †	17,550	1,934,010

		9,888,215

Internet Software & Services : 3.32%
Alphabet Incorporated Class A †	8,803	6,491,244
Alphabet Incorporated Class C †	10,041	7,137,243
Facebook Incorporated Class A †	33,601	3,426,294

		17,054,781

IT Services : 2.88%
Accenture plc Class A	16,533	1,772,338
Computer Sciences Corporation	15,894	1,058,381
International Business Machines Corporation	13,811	1,934,645
Paychex Incorporated	29,685	1,531,152
The Western Union Company	132,578	2,552,127
Total System Services Incorporated	42,423	2,225,086
Visa Incorporated Class A	13,041	1,011,721
Xerox Corporation	286,380	2,689,108

		14,774,558

Semiconductors & Semiconductor Equipment : 3.39%
Avago Technologies Limited	38,802	4,777,690

4

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corporation	214,243	$7,254,268
Micron Technology Incorporated †	182,077	3,015,195
Skyworks Solutions Incorporated	30,905	2,387,102

		17,434,255

Software : 4.04%
CA Incorporated	139,005	3,851,829
Electronic Arts Incorporated †	59,615	4,296,453
Intuit Incorporated	39,542	3,852,577
Microsoft Corporation	166,173	8,747,347

		20,748,206

Technology Hardware, Storage & Peripherals : 4.78%
Apple Incorporated	193,981	23,180,730
EMC Corporation	53,719	1,408,512

		24,589,242

Materials : 2.56%

Chemicals : 2.20%
LyondellBasell Industries NV Class A	44,095	4,096,866
Sigma-Aldrich Corporation	7,378	1,030,854
The Dow Chemical Company	98,329	5,080,659
The Sherwin-Williams Company	4,118	1,098,806

		11,307,185

Containers & Packaging : 0.36%
Avery Dennison Corporation	28,250	1,835,403

Telecommunication Services : 2.67%

Diversified Telecommunication Services : 2.67%
AT&T Incorporated	200,300	6,712,053
CenturyLink Incorporated	43,705	1,232,918
Verizon Communications Incorporated	123,259	5,778,382

		13,723,353

Utilities : 3.68%

Electric Utilities : 1.71%
American Electric Power Company Incorporated	17,709	1,003,215
Edison International	66,567	4,028,635
Entergy Corporation	55,374	3,774,292
		8,806,142

Independent Power & Renewable Electricity Producers : 0.25%
AES Corporation	116,777	1,278,708

Multi-Utilities : 1.72%
CMS Energy Corporation	76,604	2,763,106
DTE Energy Company	13,772	1,123,657
PG&E Corporation	30,196	1,612,466
Public Service Enterprise Group Incorporated	81,051	3,346,598

		8,845,827

5

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name		Yield	Shares	Value
Total Common Stocks (Cost $370,847,709)				$510,530,942

Short-Term Investments : 0.13%

Investment Companies : 0.13%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.14%	652,000	652,000

Total Short-Term Investments (Cost $652,000)				652,000

Total investments in securities (Cost $371,499,709)*	99.46%			511,182,942

Other assets and liabilities, net	0.54			2,797,407

Total net assets	100.00%			$513,980,349

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $372,501,524 and unrealized gains (losses) consists of:

Gross unrealized gains	$150,878,855
Gross unrealized losses	(12,197,437)

Net unrealized gains	$138,681,418

Abbreviations:

LLC	Limited liability company
plc	Public limited company

6

Wells Fargo Disciplined U.S. Core Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$63,881,432	$0	$0	$63,881,432
Consumer staples	45,440,985	0	0	45,440,985
Energy	35,113,546	0	0	35,113,546
Financials	87,056,868	0	0	87,056,868
Health care	73,797,915	0	0	73,797,915
Industrials	54,954,321	0	0	54,954,321
Information technology	104,489,257	0	0	104,489,257
Materials	13,142,588	0	0	13,142,588
Telecommunication services	13,723,353	0	0	13,723,353
Utilities	18,930,677	0	0	18,930,677
Short-term investments
Investment companies	0	652,000	0	652,000

Total assets	$510,530,942	$652,000	$0	$511,182,942

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Endeavor Select Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 98.02%

Consumer Discretionary : 21.19%

Auto Components : 2.18%
Delphi Automotive plc	67,977	$5,655,007

Hotels, Restaurants & Leisure : 1.64%
Hilton Worldwide Holdings Incorporated	170,270	4,255,047

Internet & Catalog Retail : 5.68%
Amazon.com Incorporated †	23,553	14,741,823

Media : 1.83%
Time Warner Incorporated	62,860	4,735,872

Specialty Retail : 6.78%
The Home Depot Incorporated	98,983	12,238,258
The TJX Companies Incorporated	73,017	5,344,114

		17,582,372

Textiles, Apparel & Luxury Goods : 3.08%
Nike Incorporated Class B	60,986	7,990,996

Consumer Staples : 4.77%

Beverages : 2.68%
Constellation Brands Incorporated Class A	51,615	6,957,702

Food & Staples Retailing : 2.09%
Walgreens Boots Alliance Incorporated	64,000	5,419,520

Financials : 6.30%

Capital Markets : 1.71%
Charles Schwab Corporation	145,500	4,440,657

Diversified Financial Services : 4.59%
Intercontinental Exchange Incorporated	24,383	6,154,269
McGraw Hill Financial Incorporated	61,878	5,732,378

		11,886,647

Health Care : 15.28%

Biotechnology : 8.56%
Alexion Pharmaceuticals Incorporated †	30,200	5,315,200
Celgene Corporation †	69,979	8,587,123
Gilead Sciences Incorporated	25,125	2,716,766
Regeneron Pharmaceuticals Incorporated †	10,000	5,573,900

		22,192,989

Health Care Providers & Services : 2.78%
UnitedHealth Group Incorporated	61,300	7,219,914

Pharmaceuticals : 3.94%
Allergan plc †	19,000	5,860,930
Zoetis Incorporated	101,360	4,359,494

		10,220,424

1

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Endeavor Select Fund

Security name	Shares	Value
Industrials : 6.37%

Airlines : 2.38%
Delta Air Lines Incorporated	121,179	$6,160,740

Industrial Conglomerates : 1.54%
Carlisle Companies Incorporated	45,900	3,993,300

Professional Services : 2.45%
Verisk Analytics Incorporated †	88,800	6,358,968

Information Technology : 36.86%

Communications Equipment : 1.67%
Palo Alto Networks Incorporated †	26,825	4,318,825

Internet Software & Services : 13.94%
Akamai Technologies Incorporated †	87,821	5,341,273
Alphabet Incorporated Class A †	12,199	8,995,421
Alphabet Incorporated Class C †	7,700	5,473,237
Facebook Incorporated Class A †	122,649	12,506,519
Tencent Holdings Limited ADR	203,400	3,847,494

		36,163,944

IT Services : 7.52%
Cognizant Technology Solutions Corporation Class A †	104,900	7,144,740
Visa Incorporated Class A	159,258	12,355,236

		19,499,976

Software : 7.16%
Adobe Systems Incorporated †	77,700	6,888,882
Salesforce.com Incorporated †	79,000	6,139,090
ServiceNow Incorporated †	67,868	5,541,422

		18,569,394

Technology Hardware, Storage & Peripherals : 6.57%
Apple Incorporated	142,583	17,038,669

Materials : 2.79%

Chemicals : 2.79%
Axalta Coating Systems Limited †	162,632	4,493,522
The Sherwin-Williams Company	10,297	2,747,549

		7,241,071

Telecommunication Services : 4.46%

Diversified Telecommunication Services : 1.40%
Level 3 Communications Incorporated †	71,047	3,619,845

Wireless Telecommunication Services : 3.06%
SBA Communications Corporation Class A †	66,625	7,929,708

Total Common Stocks (Cost $185,653,414)		254,193,410

2

Wells Fargo Endeavor Select Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 2.79%

Investment Companies : 2.79%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.16%	7,245,667	$7,245,667

Total Short-Term Investments (Cost $7,245,667)				7,245,667

Total investments in securities (Cost $192,899,081)*	100.81%			261,439,077

Other assets and liabilities, net	(0.81)			(2,099,507)

Total net assets	100.00%			$259,339,570

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $193,452,193 and unrealized gains (losses) consists of:

Gross unrealized gains	$73,693,131
Gross unrealized losses	(5,706,247)

Net unrealized gains	$67,986,884

Abbreviations:

ADR	American depositary receipt
plc	Public limited company

3

Wells Fargo Endeavor Select Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$54,961,117	$0	$0	$54,961,117
Consumer staples	12,377,222	0	0	12,377,222
Financials	16,327,304	0	0	16,327,304
Health care	39,633,327	0	0	39,633,327
Industrials	16,513,008	0	0	16,513,008

1

Information technology	91,743,314	3,847,494	0	95,590,808
Materials	7,241,071	0	0	7,241,071
Telecommunication services	11,549,553	0	0	11,549,553
Short-term investments
Investment companies	7,245,667	0	0	7,245,667

Total assets	$257,591,583	$3,847,494	$0	$261,439,077

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

2

Wells Fargo Growth Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 98.30%

Consumer Discretionary : 24.53%

Auto Components : 0.87%
Delphi Automotive plc	969,510	$80,653,537

Distributors : 1.42%
LKQ Corporation †	4,478,750	132,615,788

Diversified Consumer Services : 1.63%
Grand Canyon Education Incorporated †(l)	3,644,000	151,444,640

Hotels, Restaurants & Leisure : 5.86%
Chipotle Mexican Grill Incorporated †	86,050	55,091,792
Fiesta Restaurant Group Incorporated †(l)	2,563,000	90,627,680
Hilton Worldwide Holdings Incorporated	3,638,000	90,913,620
Jack in the Box Incorporated	1,399,000	104,267,470
Planet Fitness Incorporated Class A †«	679,400	11,101,396
Starbucks Corporation	2,964,720	185,502,530
The Habit Restaurants Incorporated Class A †«	354,000	8,453,520

		545,958,008

Household Durables : 0.56%
Harman International Industries Incorporated	477,800	52,538,888

Internet & Catalog Retail : 2.58%
Amazon.com Incorporated †	384,930	240,927,687

Media : 0.93%
The Walt Disney Company	760,810	86,534,529

Multiline Retail : 4.34%
Burlington Stores Incorporated †	2,986,100	143,571,688
Dollar General Corporation	353,000	23,922,810
Dollar Tree Incorporated †	3,616,660	236,855,063

		404,349,561

Specialty Retail : 5.01%
Boot Barn Holdings Incorporated †	756,300	11,344,500
CarMax Incorporated †	2,871,000	169,417,710
Five Below Incorporated †	2,422,243	83,179,825
Tractor Supply Company	1,919,230	177,317,660
ULTA Salon, Cosmetics and Fragrance Incorporated †	148,000	25,746,080

		467,005,775

Textiles, Apparel & Luxury Goods : 1.33%
Skechers U.S.A. Incorporated Class A †	1,168,467	36,456,170
Under Armour Incorporated Class A †	924,000	87,853,920

		124,310,090

Consumer Staples : 3.06%

Food & Staples Retailing : 2.32%
Costco Wholesale Corporation	371,270	58,705,212
Sprouts Farmers Market Incorporated †(l)	7,730,845	157,554,621

		216,259,833

1

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Growth Fund

Security name	Shares	Value
Food Products : 0.01%
Blue Buffalo Pet Products Incorporated †«	48,298	$866,466

Personal Products : 0.73%
The Estee Lauder Companies Incorporated Class A	842,550	67,791,573

Energy : 1.09%

Oil, Gas & Consumable Fuels : 1.09%
Concho Resources Incorporated †	878,000	101,768,980

Financials : 4.58%

Capital Markets : 2.58%
Financial Engines Incorporated «	224,000	7,203,840
Raymond James Financial Incorporated	1,468,000	80,901,480
TD Ameritrade Holding Corporation	4,430,630	152,723,816

		240,829,136

Diversified Financial Services : 2.00%
MarketAxess Holdings Incorporated	1,836,130	186,018,330

Health Care : 21.53%

Biotechnology : 12.10%
Alexion Pharmaceuticals Incorporated †	2,152,456	378,832,256
BioMarin Pharmaceutical Incorporated †	404,000	47,284,160
Celgene Corporation †	1,454,860	178,525,871
Incyte Corporation †	534,000	62,761,020
Medivation Incorporated †	1,853,640	77,964,098
PTC Therapeutics Incorporated †	877,000	21,810,990
Regeneron Pharmaceuticals Incorporated †	356,910	198,938,065
Ultragenyx Pharmaceutical Incorporated †	871,000	86,533,850
Vertex Pharmaceuticals Incorporated †	601,000	74,968,740

		1,127,619,050

Health Care Equipment & Supplies : 1.80%
Align Technology Incorporated †	667,000	43,661,820
Intuitive Surgical Incorporated †	68,000	33,768,800
Medtronic plc	1,228,951	90,844,058

		168,274,678

Health Care Providers & Services : 3.72%
Acadia Healthcare Company Incorporated †	2,049,000	125,829,090
AmerisourceBergen Corporation	1,231,840	118,884,878
Diplomat Pharmacy Incorporated †«	442,000	12,424,620
Envision Healthcare Holdings Incorporated †	1,340,990	37,815,918
VCA Incorporated †	950,824	52,076,630

		347,031,136

Health Care Technology : 1.80%
Cerner Corporation †	790,000	52,369,100
Inovalon Holdings Incorporated Class A †«	1,629,037	37,549,303
Veeva Systems Incorporated Class A †	3,069,000	77,860,530

		167,778,933

Life Sciences Tools & Services : 1.18%
Mettler-Toledo International Incorporated †	180,240	56,052,838

2

Wells Fargo Growth Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Shares	Value
Life Sciences Tools & Services (continued)
Quintiles Transnational Holdings Incorporated †	841,360	$53,552,564

		109,605,402

Pharmaceuticals : 0.93%
Bristol-Myers Squibb Company	1,037,000	68,390,150
Perrigo Company plc	115,970	18,293,108

		86,683,258

Industrials : 7.51%

Aerospace & Defense : 0.59%
The Boeing Company	370,350	54,837,725

Air Freight & Logistics : 1.04%
United Parcel Service Incorporated Class B	940,000	96,838,800

Building Products : 0.02%
A.O. Smith Corporation	24,170	1,856,739

Commercial Services & Supplies : 1.87%
KAR Auction Services Incorporated	1,410,000	54,144,000
Waste Connections Incorporated	2,208,850	120,338,148

		174,482,148

Industrial Conglomerates : 0.23%
Danaher Corporation	232,440	21,688,976

Machinery : 0.47%
ITT Corporation	1,103,000	43,656,740

Road & Rail : 3.29%
Genesee & Wyoming Incorporated Class A †	594,490	39,890,279
Kansas City Southern	1,112,000	92,029,120
Norfolk Southern Corporation	46,390	3,712,592
Union Pacific Corporation	1,916,940	171,278,589

		306,910,580

Information Technology : 33.88%

Internet Software & Services : 12.25%
Akamai Technologies Incorporated †	1,471,000	89,466,220
Alphabet Incorporated Class A †	476,770	351,565,430
Alphabet Incorporated Class C †	56,681	40,289,422
CoStar Group Incorporated †	498,950	101,321,777
Demandware Incorporated †	510,040	28,919,268
Envestnet Incorporated †(l)	3,276,731	97,843,188
Everyday Health Incorporated †	279,000	2,622,600
Facebook Incorporated Class A †	3,045,760	310,576,147
HomeAway Incorporated †	1,490,980	47,055,329
New Relic Incorporated †«	1,296,000	51,386,400
Shutterstock Incorporated †«	748,000	21,303,040

		1,142,348,821

IT Services : 8.37%
Alliance Data Systems Corporation †	927,603	275,785,648
Global Payments Incorporated	414,000	56,473,740

3

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Growth Fund

Security name			Shares	Value
IT Services (continued)
MasterCard Incorporated Class A			2,313,880	$229,050,981
Vantiv Incorporated Class A †			612,690	30,726,404
Visa Incorporated Class A			2,421,300	187,844,454

				779,881,227

Semiconductors & Semiconductor Equipment : 2.90%
Microchip Technology Incorporated			5,034,260	243,104,415
Silicon Laboratories Incorporated †			549,818	27,474,405

				270,578,820

Software : 7.65%
Adobe Systems Incorporated †			275,080	24,388,593
Fortinet Incorporated †			3,112,910	106,959,588
Mobileye NV †«			437,000	19,892,240
Paycom Software Incorporated †			1,323,345	50,300,343
Paylocity Holding Corporation †			1,133,625	38,055,791
Proofpoint Incorporated †			1,107,000	77,977,080
Red Hat Incorporated †			469,000	37,102,590
Salesforce.com Incorporated †			810,000	62,945,100
ServiceNow Incorporated †			784,200	64,029,930
Splunk Incorporated †			1,787,000	100,357,920
Synchronoss Technologies Incorporated †			567,960	19,980,833
Tableau Software Incorporated Class A †			629,197	52,827,380
Ultimate Software Group Incorporated †			284,630	58,164,141

				712,981,529

Technology Hardware, Storage & Peripherals : 2.71%
Apple Incorporated			2,117,610	253,054,395

Materials : 2.12%

Chemicals : 2.12%
Airgas Incorporated			463,670	44,586,507
Ecolab Incorporated			745,000	89,660,750
Praxair Incorporated			567,630	63,058,017

				197,305,274

Total Common Stocks (Cost $6,033,572,627)				9,163,287,052

		Yield
Short-Term Investments : 2.23%

Investment Companies : 2.23%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.14%	69,743,450	69,743,450
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.16	138,265,525	138,265,525
Total Short-Term Investments (Cost $208,008,975)				208,008,975

Total investments in securities (Cost $6,241,581,602)*	100.53%			9,371,296,027

Other assets and liabilities, net	(0.53)			(49,268,696)

Total net assets	100.00%			$9,322,027,331

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
«	All or a portion of this security is on loan.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

4

Wells Fargo Growth Fund	Portfolio of investments — October 31, 2015 (unaudited)

(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $6,261,081,152 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,439,750,548
Gross unrealized losses	(329,535,673)

Net unrealized gains	$3,110,214,875

Abbreviations:

LLC	Limited liability company
plc	Public limited company

5

Wells Fargo Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$2,286,338,503	$0	$0	$2,286,338,503
Consumer staples	284,917,872	0	0	284,917,872
Energy	101,768,980	0	0	101,768,980
Financials	426,847,466	0	0	426,847,466
Health care	2,006,992,457	0	0	2,006,992,457
Industrials	700,271,708	0	0	700,271,708
Information technology	3,158,844,792	0	0	3,158,844,792
Materials	197,305,274	0	0	197,305,274
Short-term investments
Investment companies	138,265,525	69,743,450	0	208,008,975

Total assets	$9,301,552,577	$69,743,450	$0	$9,371,296,027

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Envestnet Incorporated	3,268,908	7,823	0	3,276,731	$97,843,188
Fiesta Restaurant Group Incorporated	2,098,000	465,000	0	2,563,000	90,627,680
Grand Canyon Education Incorporated	3,903,000	0	259,000	3,644,000	151,444,640
Inovalon Holdings Incorporated*	1,629,037	0	0	1,629,037	37,549,303
Shutterstock Incorporated*	2,028,000	0	1,280,000	748,000	21,303,040
Sprouts Farmers Market Incorporated	6,850,000	880,845	0	7,730,845	157,554,621

*	No longer an affiliate of the Fund at the end of the period.

Wells Fargo Intrinsic Value Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 98.88%

Consumer Discretionary : 9.95%

Hotels, Restaurants & Leisure : 2.16%
Marriott International Incorporated Class A	325,397	$24,983,982

Media : 5.03%
The Walt Disney Company	269,795	30,686,483
Time Warner Incorporated	363,872	27,414,116

		58,100,599

Specialty Retail : 2.76%
The TJX Companies Incorporated	434,610	31,809,106

Consumer Staples : 10.07%

Beverages : 6.08%
Anheuser-Busch InBev NV ADR	263,057	31,390,592
Diageo plc ADR	104,501	12,025,975
PepsiCo Incorporated	261,944	26,768,057

		70,184,624

Household Products : 2.26%
The Procter & Gamble Company	340,739	26,025,645

Personal Products : 1.73%
Unilever NV ADR «	443,843	19,964,058

Energy : 8.29%

Energy Equipment & Services : 3.50%
FMC Technologies Incorporated †	525,552	17,779,424
Schlumberger Limited	289,940	22,661,710

		40,441,134

Oil, Gas & Consumable Fuels : 4.79%
BG Group plc ADR «	928,502	14,823,534
EOG Resources Incorporated	327,945	28,154,078
Occidental Petroleum Corporation	164,901	12,291,721

		55,269,333

Financials : 20.03%

Banks : 7.73%
BB&T Corporation	955,364	35,491,773
CIT Group Incorporated	630,300	27,102,900
SunTrust Banks Incorporated	641,479	26,634,208

		89,228,881

Capital Markets : 6.60%
Charles Schwab Corporation	645,429	19,698,493
Goldman Sachs Group Incorporated	185,345	34,752,188
UBS Group AG	1,083,764	21,707,793

		76,158,474

1

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Intrinsic Value Fund

Security name	Shares	Value
Consumer Finance : 1.66%
Synchrony Financial «†	621,928	$19,130,505

Insurance : 2.31%
The Allstate Corporation	430,469	26,637,422

REITs : 1.73%
Crown Castle International Corporation	233,876	19,987,043

Health Care : 11.79%

Biotechnology : 2.47%
Gilead Sciences Incorporated	263,495	28,491,714

Health Care Equipment & Supplies : 2.49%
Abbott Laboratories	641,659	28,746,323

Health Care Providers & Services : 4.52%
Cigna Corporation	194,043	26,009,524
Express Scripts Holding Company †	303,216	26,191,798

		52,201,322

Pharmaceuticals : 2.31%
Merck & Company Incorporated	486,787	26,607,777

Industrials : 13.94%

Aerospace & Defense : 8.43%
Honeywell International Incorporated	285,428	29,479,004
Lockheed Martin Corporation	154,624	33,990,994
The Boeing Company	228,412	33,820,965

		97,290,963

Air Freight & Logistics : 2.16%
United Parcel Service Incorporated Class B	242,080	24,939,082

Electrical Equipment : 2.28%
Sensata Technologies Holding NV †	547,853	26,346,251

Trading Companies & Distributors : 1.07%
Aercap Holdings NV †	298,105	12,371,358

Information Technology : 19.06%

Communications Equipment : 6.08%
Cisco Systems Incorporated	915,624	26,415,752
Motorola Solutions Incorporated	409,164	28,629,205
QUALCOMM Incorporated	253,641	15,071,348

		70,116,305

IT Services : 2.06%
The Western Union Company	1,235,328	23,780,064

Semiconductors & Semiconductor Equipment : 2.18%
Texas Instruments Incorporated	443,479	25,154,129

Software : 4.94%
Microsoft Corporation	611,587	32,193,940
Oracle Corporation	639,844	24,851,541

		57,045,481

2

Wells Fargo Intrinsic Value Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name			Shares	Value
Technology Hardware, Storage & Peripherals : 3.80%
Apple Incorporated			203,348	$24,300,086
EMC Corporation			747,076	19,588,333

				43,888,419

Telecommunication Services : 1.88%

Diversified Telecommunication Services : 1.88%
Verizon Communications Incorporated			462,821	21,697,048

Utilities : 3.87%

Electric Utilities : 2.42%
NextEra Energy Incorporated			271,650	27,887,589

Multi-Utilities : 1.45%
WEC Energy Group Incorporated			325,680	16,792,060

Total Common Stocks (Cost $942,587,497)				1,141,276,691

Short-Term Investments : 5.28%

		Yield
Investment Companies : 5.28%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.14%	43,049,725	43,049,725
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.16	17,928,423	17,928,423

Total Short-Term Investments (Cost $60,978,148)				60,978,148

Total investments in securities (Cost $1,003,565,645)*	104.16%			1,202,254,839

Other assets and liabilities, net	(4.16)			(47,992,579)

Total net assets	100.00%			$1,154,262,260

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,003,856,581 and unrealized gains (losses) consists of:

Gross unrealized gains	$217,995,802
Gross unrealized losses	(19,597,544)

Net unrealized gains	$198,398,258

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo Intrinsic Value Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$114,893,687	$0	$0	$114,893,687
Consumer staples	116,174,327	0	0	116,174,327
Energy	95,710,467	0	0	95,710,467
Financials	231,142,325	0	0	231,142,325
Health care	136,047,136	0	0	136,047,136
Industrials	160,947,654	0	0	160,947,654
Information technology	219,984,398	0	0	219,984,398
Telecommunication services	21,697,048	0	0	21,697,048
Utilities	44,679,649	0	0	44,679,649
Short-term investments
Investment companies	17,928,423	43,049,725	0	60,978,148

Total assets	$1,159,205,114	$43,049,725	$0	$1,202,254,839

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Large Cap Core Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 98.04%

Consumer Discretionary : 16.62%

Auto Components : 4.71%
Lear Corporation	131,913	$16,497,040
Magna International Incorporated	274,532	14,476,072

		30,973,112

Automobiles : 1.27%
Ford Motor Company	563,472	8,345,020

Media : 2.02%
Comcast Corporation Class A	211,849	13,265,984

Multiline Retail : 1.82%
Target Corporation	155,324	11,987,906

Specialty Retail : 6.80%
Foot Locker Incorporated	198,155	13,425,001
Lowe’s Companies Incorporated	194,248	14,341,330
The Home Depot Incorporated	136,585	16,887,369

		44,653,700

Consumer Staples : 4.28%

Food & Staples Retailing : 2.17%
CVS Health Corporation	144,486	14,272,327

Food Products : 2.11%
Pinnacle Foods Incorporated	314,760	13,874,621

Energy : 4.93%

Oil, Gas & Consumable Fuels : 4.93%
Exxon Mobil Corporation	103,102	8,530,659
Valero Energy Corporation	188,966	12,456,639
Western Refining Incorporated	273,701	11,391,436

		32,378,734

Financials : 15.30%

Banks : 3.71%
Huntington Bancshares Incorporated	1,082,228	11,872,041
JPMorgan Chase & Company	195,239	12,544,106

		24,416,147

Capital Markets : 3.63%
Goldman Sachs Group Incorporated	68,043	12,758,063
Morgan Stanley	335,940	11,075,942

		23,834,005

Diversified Financial Services : 1.81%
Voya Financial Incorporated	292,748	11,876,786

Insurance : 6.15%
Lincoln National Corporation	270,803	14,490,669
Prudential Financial Incorporated	140,872	11,621,940
The Hartford Financial Services Group Incorporated	309,231	14,305,026

		40,417,635

1

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Large Cap Core Fund

Security name	Shares	Value
Health Care : 17.17%

Biotechnology : 4.15%
Amgen Incorporated	77,669	$12,285,682
Gilead Sciences Incorporated	138,493	14,975,248

		27,260,930

Health Care Providers & Services : 11.36%
Aetna Incorporated	123,465	14,171,313
AmerisourceBergen Corporation	132,419	12,779,758
AmSurg Corporation †	152,713	10,703,654
Centene Corporation †	202,728	12,058,261
McKesson Corporation	66,356	11,864,453
UnitedHealth Group Incorporated	111,385	13,118,925

		74,696,364

Pharmaceuticals : 1.66%
Merck & Company Incorporated	199,223	10,889,529

Industrials : 10.56%

Aerospace & Defense : 4.69%
Northrop Grumman Corporation	91,305	17,142,514
Spirit AeroSystems Holdings Incorporated Class A †	259,274	13,674,111

		30,816,625

Airlines : 4.74%
Delta Air Lines Incorporated	317,426	16,137,938
Southwest Airlines Company	324,140	15,004,441

		31,142,379

Machinery : 1.13%
Trinity Industries Incorporated	274,918	7,442,030

Information Technology : 23.18%

Communications Equipment : 1.80%
Cisco Systems Incorporated	410,249	11,835,684

Electronic Equipment, Instruments & Components : 2.03%
CDW Corporation of Delaware	297,973	13,316,413

Internet Software & Services : 1.71%
Tessera Technologies Incorporated	320,795	11,218,201

IT Services : 2.20%
DST Systems Incorporated	118,293	14,449,490

Semiconductors & Semiconductor Equipment : 5.49%
Intel Corporation	339,164	11,484,093
Skyworks Solutions Incorporated	150,518	11,626,010
Teradyne Incorporated	664,605	12,973,090

		36,083,193

Software : 5.80%
Electronic Arts Incorporated †	194,344	14,006,372
Microsoft Corporation	278,091	14,638,710
Oracle Corporation	244,722	9,505,003

		38,150,085

Technology Hardware, Storage & Peripherals : 4.15%
Apple Incorporated	130,412	15,584,234

2

Wells Fargo Large Cap Core Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name			Shares	Value
Technology Hardware, Storage & Peripherals (continued)
SanDisk Corporation			151,824	$11,690,448

				27,274,682

Materials : 6.00%

Chemicals : 3.90%
Air Products & Chemicals Incorporated			93,568	13,004,081
The Dow Chemical Company			245,275	12,673,359

				25,677,440

Containers & Packaging : 2.10%
Avery Dennison Corporation			212,348	13,796,250

Total Common Stocks (Cost $562,720,925)				644,345,272

		Yield
Short-Term Investments : 1.81%

Investment Companies : 1.81%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.16%	11,921,985	11,921,985

Total Short-Term Investments (Cost $11,921,985)				11,921,985

Total investments in securities (Cost $574,642,910)*	99.85%			656,267,257

Other assets and liabilities, net	0.15			987,117

Total net assets	100.00%			$657,254,374

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $574,699,748 and unrealized gains (losses) consists of:

Gross unrealized gains	$93,962,081
Gross unrealized losses	(12,394,572)

Net unrealized gains	$81,567,509

3

Wells Fargo Large Cap Core Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$109,225,722	$0	$0	$109,225,722
Consumer staples	28,146,948	0	0	28,146,948
Energy	32,378,734	0	0	32,378,734
Financials	100,544,573	0	0	100,544,573

Health care	112,846,823	0	0	112,846,823
Industrials	69,401,034	0	0	69,401,034
Information technology	152,327,748	0	0	152,327,748
Telecommunication services	39,473,690	0	0	39,473,690
Short-term investments
Investment companies	11,921,985	0	0	11,921,985

Total assets	$656,267,257	$0	$0	$656,267,257

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Large Cap Growth Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 98.79%

Consumer Discretionary : 27.81%

Auto Components : 0.73%
Delphi Automotive plc	139,000	$11,563,410

Hotels, Restaurants & Leisure : 6.00%
Chipotle Mexican Grill Incorporated †	37,000	23,688,510
Hilton Worldwide Holdings Incorporated	420,000	10,495,800
Marriott International Incorporated Class A	337,000	25,874,860
Starbucks Corporation	555,000	34,726,350

		94,785,520

Internet & Catalog Retail : 4.09%
Amazon.com Incorporated †	61,000	38,179,900
Netflix Incorporated †	81,800	8,865,484
The Priceline Group Incorporated †	12,000	17,450,880

		64,496,264

Media : 2.25%
Comcast Corporation Class A	76,000	4,759,120
The Walt Disney Company	271,000	30,823,540

		35,582,660

Multiline Retail : 3.47%
Dollar Tree Incorporated †	536,000	35,102,640
Nordstrom Incorporated	302,000	19,693,420

		54,796,060

Specialty Retail : 7.23%
CarMax Incorporated †	458,000	27,026,580
O’Reilly Automotive Incorporated †	120,000	33,151,200
The Home Depot Incorporated	201,000	24,851,640
Tractor Supply Company	316,000	29,195,240

		114,224,660

Textiles, Apparel & Luxury Goods : 4.04%
Nike Incorporated Class B	295,000	38,653,850
VF Corporation	372,000	25,117,440

		63,771,290

Consumer Staples : 5.57%

Food & Staples Retailing : 3.72%
Costco Wholesale Corporation	231,000	36,525,720
CVS Health Corporation	225,000	22,225,500

		58,751,220

Household Products : 0.65%
Colgate-Palmolive Company	154,000	10,217,900

Personal Products : 1.20%
The Estee Lauder Companies Incorporated Class A	236,000	18,988,560

Energy : 1.54%

Oil, Gas & Consumable Fuels : 1.54%
Concho Resources Incorporated †	210,000	24,341,100

1

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Large Cap Growth Fund

Security name	Shares	Value
Financials : 2.49%

Capital Markets : 1.57%
TD Ameritrade Holding Corporation	719,000	$24,783,930

Consumer Finance : 0.71%
Discover Financial Services	200,000	11,244,000

REITs : 0.21%
American Tower Corporation	32,000	3,271,360

Health Care : 17.27%

Biotechnology : 10.52%
Alexion Pharmaceuticals Incorporated †	236,000	41,536,000
Biogen Incorporated †	35,000	10,167,850
BioMarin Pharmaceutical Incorporated †	49,000	5,734,960
Celgene Corporation †	240,000	29,450,400
Gilead Sciences Incorporated	235,000	25,410,550
Incyte Corporation †	71,000	8,344,630
Medivation Incorporated †	145,000	6,098,700
Regeneron Pharmaceuticals Incorporated †	61,000	34,000,790
Vertex Pharmaceuticals Incorporated †	44,000	5,488,560

		166,232,440

Health Care Equipment & Supplies : 1.35%
Medtronic plc	288,148	21,299,900

Health Care Providers & Services : 1.31%
AmerisourceBergen Corporation	214,050	20,657,966

Health Care Technology : 0.81%
Cerner Corporation †	192,000	12,727,680

Life Sciences Tools & Services : 0.65%
Quintiles Transnational Holdings Incorporated †	160,200	10,196,730

Pharmaceuticals : 2.63%
Allergan plc †	42,125	12,994,299
Bristol-Myers Squibb Company	154,000	10,156,300
Perrigo Company plc	117,000	18,455,580

		41,606,179

Industrials : 8.17%

Aerospace & Defense : 1.40%
The Boeing Company	149,000	22,062,430

Airlines : 1.36%
Southwest Airlines Company	465,000	21,524,850

Industrial Conglomerates : 1.92%
3M Company	114,000	17,921,940
Danaher Corporation	133,240	12,432,624

		30,354,564

Road & Rail : 3.49%
Canadian Pacific Railway Limited	30,000	4,215,000
Kansas City Southern	124,680	10,318,517
Norfolk Southern Corporation	80,000	6,402,400
Union Pacific Corporation	382,000	34,131,700

		55,067,617

2

Wells Fargo Large Cap Growth Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Shares	Value
Information Technology : 33.07%

Internet Software & Services : 9.74%
Akamai Technologies Incorporated †	127,000	$7,724,140
Alphabet Incorporated Class A †	67,000	49,405,130
Alphabet Incorporated Class C †	53,000	37,672,930
Facebook Incorporated Class A †	579,000	59,040,630

		153,842,830

IT Services : 8.74%
Accenture plc Class A	157,000	16,830,400
Alliance Data Systems Corporation †	136,000	40,434,160
Cognizant Technology Solutions Corporation Class A †	141,000	9,603,510
MasterCard Incorporated Class A	405,000	40,090,950
Visa Incorporated Class A	400,000	31,032,000

		137,991,020

Semiconductors & Semiconductor Equipment : 3.55%
ARM Holdings plc ADR	150,000	7,114,500
Avago Technologies Limited	69,000	8,495,970
Microchip Technology Incorporated «	475,000	22,937,750
Texas Instruments Incorporated	309,000	17,526,480

		56,074,700

Software : 7.64%
Adobe Systems Incorporated †	200,000	17,732,000
Microsoft Corporation	722,000	38,006,080
Salesforce.com Incorporated †	333,000	25,877,430
ServiceNow Incorporated †	248,300	20,273,695
Splunk Incorporated †	197,000	11,063,520
Tableau Software Incorporated Class A †	93,000	7,808,280

		120,761,005

Technology Hardware, Storage & Peripherals : 3.40%
Apple Incorporated	450,000	53,775,000

Materials : 2.87%

Chemicals : 2.87%
Ecolab Incorporated	201,760	24,281,816
Praxair Incorporated	190,000	21,107,100

		45,388,916

Total Common Stocks (Cost $984,636,647)		1,560,381,761

		Yield
Short-Term Investments : 2.88%

Investment Companies : 2.88%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.14%	20,486,400	20,486,400
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.16	25,026,382	25,026,382

Total Short-Term Investments (Cost $45,512,782)				45,512,782

Total investments in securities (Cost $1,030,149,429)*	101.67%			1,605,894,543

Other assets and liabilities, net	(1.67)			(26,345,552)

Total net assets	100.00%			$1,579,548,991

†	Non-income-earning security
«	All or a portion of this security is on loan.

3

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Large Cap Growth Fund

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,031,479,354 and unrealized gains (losses) consists of:

Gross unrealized gains	$584,807,776
Gross unrealized losses	(10,392,587)

Net unrealized gains	$574,415,189

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Large Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$439,219,864	$0	$0	$439,219,864
Consumer staples	87,957,680	0	0	87,957,680
Energy	24,341,100	0	0	24,341,100
Financials	39,299,290	0	0	39,299,290
Health care	272,720,895	0	0	272,720,895
Industrials	129,009,461	0	0	129,009,461
Information technology	522,444,555	0	0	522,444,555
Materials	45,388,916	0	0	45,388,916
Short-term investments
Investment companies	25,026,382	20,486,400	0	45,512,782

Total assets	$1,585,408,143	$20,486,400	$0	$1,605,894,543

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Large Company Value Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 96.38%

Consumer Discretionary : 7.09%

Hotels, Restaurants & Leisure : 1.72%
Norwegian Cruise Line Holdings Limited †	71,994	$4,580,258

Household Durables : 1.64%
Harman International Industries Incorporated	39,577	4,351,887

Leisure Products : 0.98%
Mattel Incorporated «	106,128	2,608,626

Media : 1.25%
Omnicom Group Incorporated	44,495	3,333,565

Multiline Retail : 0.75%
JCPenney Company Incorporated «†	217,866	1,997,831

Textiles, Apparel & Luxury Goods : 0.75%
PVH Corporation	21,970	1,998,172

Consumer Staples : 6.30%

Food & Staples Retailing : 2.76%
CVS Health Corporation	74,437	7,352,887

Food Products : 1.04%
TreeHouse Foods Incorporated †	32,252	2,762,061

Household Products : 1.19%
The Procter & Gamble Company	41,567	3,174,887

Personal Products : 1.31%
Herbalife Limited «†	62,016	3,475,377

Energy : 11.64%

Energy Equipment & Services : 2.00%
Baker Hughes Incorporated	74,533	3,926,398
Noble Corporation plc «	103,458	1,393,579

		5,319,977

Oil, Gas & Consumable Fuels : 9.64%
Chevron Corporation	29,986	2,725,128
ConocoPhillips	64,830	3,458,681
Exxon Mobil Corporation	82,158	6,797,753
Marathon Oil Corporation	194,299	3,571,216
Noble Energy Incorporated	99,227	3,556,296
Valero Energy Corporation	62,594	4,126,196
Whiting Petroleum Corporation †	82,521	1,421,837

		25,657,107

Financials : 28.46%

Banks : 11.62%
Bank of America Corporation	216,833	3,638,458
BOK Financial Corporation «	96,828	6,504,905
Citigroup Incorporated	70,235	3,734,395
First Republic Bank	89,387	5,837,865
JPMorgan Chase & Company	108,471	6,969,262

1

Wells Fargo Large Company Value Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Shares	Value
Banks (continued)
KeyCorp	107,110	$1,330,306
SunTrust Banks Incorporated	69,828	2,899,259

		30,914,450

Capital Markets : 3.53%
Ameriprise Financial Incorporated	55,672	6,422,322
Goldman Sachs Group Incorporated	15,819	2,966,063

		9,388,385

Insurance : 7.50%
ACE Limited	24,072	2,733,135
American International Group Incorporated	126,952	8,005,593
Endurance Specialty Holdings Limited	59,305	3,743,925
MetLife Incorporated	108,936	5,488,196

		19,970,849

REITs : 5.81%
Alexandria Real Estate Equities Incorporated	63,756	5,721,463
Equity Residential	56,386	4,359,766
Prologis Incorporated	61,622	2,633,108
VEREIT Incorporated	333,816	2,757,320

		15,471,657

Health Care : 12.93%

Biotechnology : 2.09%
Baxalta Incorporated	87,139	3,002,810
Gilead Sciences Incorporated	23,659	2,558,248

		5,561,058

Health Care Equipment & Supplies : 0.96%
Medtronic plc	34,744	2,568,276

Health Care Providers & Services : 2.60%
Cigna Corporation	18,884	2,531,211
HCA Holdings Incorporated †	31,105	2,139,713
McKesson Corporation	12,544	2,242,867

		6,913,791

Pharmaceuticals : 7.28%
AbbVie Incorporated	48,048	2,861,258
Allergan plc †	14,906	4,598,054
Johnson & Johnson	25,940	2,620,718
Merck & Company Incorporated	56,232	3,073,641
Pfizer Incorporated	184,229	6,230,625

		19,384,296

Industrials : 11.56%

Aerospace & Defense : 2.84%
Curtiss-Wright Corporation	39,567	2,752,281
Raytheon Company	40,815	4,791,681

		7,543,962

2

Wells Fargo Large Company Value Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Shares	Value
Airlines : 0.48%
United Continental Holdings Incorporated †	21,238	$1,280,864

Commercial Services & Supplies : 1.69%
Progressive Waste Solutions Limited	79,975	1,923,399
West Corporation	108,592	2,585,576

		4,508,975

Electrical Equipment : 0.85%
Eaton Corporation plc	40,302	2,253,285

Industrial Conglomerates : 1.59%
General Electric Company	146,677	4,241,899

Machinery : 1.57%
Stanley Black & Decker Incorporated	39,416	4,177,308

Professional Services : 0.82%
CEB Incorporated	29,192	2,182,394

Road & Rail : 1.72%
AMERCO	4,898	1,990,106
Norfolk Southern Corporation	32,470	2,598,574

		4,588,680

Information Technology : 9.32%

Communications Equipment : 1.04%
Cisco Systems Incorporated	95,668	2,760,022

Electronic Equipment, Instruments & Components : 2.14%
Synnex Corporation	47,503	4,201,165
TE Connectivity Limited	23,266	1,499,261

		5,700,426

Internet Software & Services : 1.36%
Alphabet Incorporated Class C †	5,109	3,631,528

Semiconductors & Semiconductor Equipment : 1.72%
NXP Semiconductors NV †	28,926	2,266,352
Skyworks Solutions Incorporated	29,796	2,301,443

		4,567,795

Technology Hardware, Storage & Peripherals : 3.06%
Apple Incorporated	23,947	2,861,667
NCR Corporation †	166,265	4,422,649
Seagate Technology plc «	22,672	862,896

		8,147,212

Materials : 3.22%

Chemicals : 1.57%
Cabot Corporation	40,522	1,456,361
FMC Corporation	66,877	2,722,563

		4,178,924

3

Wells Fargo Large Company Value Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name			Shares	Value
Containers & Packaging : 1.65%
Crown Holdings Incorporated †			58,139	$3,083,693
WestRock Company			24,213	1,301,691

				4,385,384

Telecommunication Services : 2.03%

Diversified Telecommunication Services : 2.03%
AT&T Incorporated			76,948	2,578,527
Verizon Communications Incorporated			60,013	2,813,409

				5,391,936

Utilities : 3.83%

Electric Utilities : 2.87%
Duke Energy Corporation			51,574	3,685,994
The Southern Company			87,821	3,960,725

				7,646,719

Gas Utilities : 0.96%
Atmos Energy Corporation			40,381	2,544,003

Total Common Stocks (Cost $216,724,028)				256,516,713

Short-Term Investments : 8.52%

		Yield
Investment Companies : 8.52%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.14%	14,493,125	14,493,125
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.16%	8,178,191	8,178,191

Total Short-Term Investments (Cost $22,671,316)				22,671,316

Total investments in securities (Cost $239,395,344)*	104.90%			279,188,029

Other assets and liabilities, net	(4.90)			(13,033,396)

Total net assets	100.00%			$266,154,633

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $242,351,219 and unrealized gains consists of:

Gross unrealized gains	$51,491,279
Gross unrealized losses	(14,654,469)

Net unrealized gains	$36,836,810

Abbreviations:

LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Large Company Value Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$18,870,339	$0	$0	$18,870,339
Consumer staples	16,765,212	0	0	16,765,212
Energy	30,977,084	0	0	30,977,084
Financials	75,745,341	0	0	75,745,341
Health care	34,427,421	0	0	34,427,421
Industrials	30,777,367	0	0	30,777,367
Information technology	24,806,983	0	0	24,806,983
Materials	8,564,308	0	0	8,564,308
Telecommunication services	5,391,936	0	0	5,391,936
Utilities	10,190,722	0	0	10,190,722
Short-term investments
Investment companies	8,178,191	14,493,125	0	22,671,316

Total assets	$264,694,904	$14,493,125	$0	$279,188,029

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Omega Growth Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 99.78%

Consumer Discretionary : 16.92%

Auto Components : 1.49%
Delphi Automotive plc	161,400	$13,426,866

Diversified Consumer Services : 2.24%
ServiceMaster Global Holdings Incorporated †	567,012	20,213,978

Hotels, Restaurants & Leisure : 2.45%
Hilton Worldwide Holdings Incorporated	403,431	10,081,741
Vail Resorts Incorporated	105,102	11,999,495

		22,081,236

Internet & Catalog Retail : 4.82%
Amazon.com Incorporated †	62,700	39,243,930
Netflix Incorporated †	39,000	4,226,820

		43,470,750

Media : 2.37%
Cinemark Holdings Incorporated	274,695	9,735,191
Time Warner Incorporated	153,700	11,579,758

		21,314,949

Specialty Retail : 3.55%
The Home Depot Incorporated	259,100	32,035,124

Consumer Staples : 2.85%

Beverages : 1.69%
Constellation Brands Incorporated Class A	113,000	15,232,400

Food & Staples Retailing : 1.16%
Walgreens Boots Alliance Incorporated	123,800	10,483,384

Financials : 8.23%

Capital Markets : 2.83%
Raymond James Financial Incorporated	223,795	12,333,342
SEI Investments Company	253,600	13,141,552

		25,474,894

Diversified Financial Services : 3.42%
Intercontinental Exchange Incorporated	61,600	15,547,840
McGraw Hill Financial Incorporated	165,300	15,313,392

		30,861,232

Real Estate Management & Development : 1.82%
CBRE Group Incorporated Class A †	439,500	16,384,560

REITs : 0.16%
Bluerock Residential Growth REIT Incorporated «	126,833	1,486,483

Health Care : 18.83%

Biotechnology : 6.07%
Alexion Pharmaceuticals Incorporated †	80,700	14,203,200
Celgene Corporation †	160,475	19,691,887
Gilead Sciences Incorporated	90,898	9,828,801

1

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Omega Growth Fund

Security name	Shares	Value
Biotechnology (continued)
Vertex Pharmaceuticals Incorporated †	88,400	$11,027,016

		54,750,904

Health Care Equipment & Supplies : 2.90%
Alere Incorporated †	318,500	14,689,220
Align Technology Incorporated †	174,100	11,396,586

		26,085,806

Health Care Providers & Services : 3.61%
Envision Healthcare Holdings Incorporated †	458,622	12,933,140
UnitedHealth Group Incorporated	166,400	19,598,592

		32,531,732

Pharmaceuticals : 6.25%
Allergan plc †	47,800	14,744,866
Bristol-Myers Squibb Company	275,700	18,182,415
Shire plc ADR	56,200	12,760,210
Zoetis Incorporated	247,100	10,627,771

		56,315,262

Industrials : 10.55%

Aerospace & Defense : 0.74%
TASER International Incorporated †«	284,500	6,660,145

Airlines : 1.74%
Delta Air Lines Incorporated	308,600	15,689,224

Industrial Conglomerates : 1.53%
Carlisle Companies Incorporated	158,700	13,806,900

Machinery : 1.64%
Proto Labs Incorporated †«	65,702	4,260,118
Wabtec Corporation	126,800	10,507,916

		14,768,034

Professional Services : 1.74%
Verisk Analytics Incorporated Class A †	219,600	15,725,556

Road & Rail : 0.92%
Old Dominion Freight Line Incorporated †	133,570	8,273,326

Trading Companies & Distributors : 2.24%
Air Lease Corporation	256,600	8,649,986
HD Supply Holdings Incorporated †	387,477	11,542,940

		20,192,926

Information Technology : 37.07%

Communications Equipment : 1.18%
Palo Alto Networks Incorporated †	66,106	10,643,066

Electronic Equipment, Instruments & Components : 0.75%
Cognex Corporation	180,900	6,801,840

Internet Software & Services : 11.11%
Akamai Technologies Incorporated †	214,300	13,033,726
Alphabet Incorporated Class A †	29,800	21,974,222
Alphabet Incorporated Class C †	29,785	21,171,476
Facebook Incorporated Class A †	344,200	35,098,074

2

Wells Fargo Omega Growth Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name		Shares	Value
Internet Software & Services (continued)
Tencent Holdings Limited ADR		467,100	$8,835,617

			100,113,115

IT Services : 8.91%
Alliance Data Systems Corporation †		37,100	11,030,201
Cognizant Technology Solutions Corporation Class A †		214,300	14,595,973
EPAM Systems Incorporated †		146,311	11,317,156
PayPal Holdings Incorporated †		313,300	11,281,933
Visa Incorporated Class A		413,304	32,064,124

			80,289,387

Semiconductors & Semiconductor Equipment : 0.30%
Ambarella Incorporated †«		54,800	2,709,312

Software : 8.77%
Adobe Systems Incorporated †		165,800	14,699,828
CyberArk Software Limited †«		176,000	8,736,640
Salesforce.com Incorporated †		50,100	3,893,271
ServiceNow Incorporated †		166,100	13,562,065
Splunk Incorporated †		80,600	4,526,496
Tableau Software Incorporated Class A †		58,200	4,886,472
Take-Two Interactive Software Incorporated †		371,200	12,323,840
Tyler Technologies Incorporated †		67,000	11,414,120
Workday Incorporated Class A †		63,600	5,022,492

			79,065,224

Technology Hardware, Storage & Peripherals : 6.05%
Apple Incorporated		456,200	54,515,900

Materials : 3.19%

Chemicals : 1.88%
Axalta Coating Systems Limited †		375,895	10,385,979
The Sherwin-Williams Company		24,819	6,622,454

			17,008,433

Construction Materials : 1.31%
Vulcan Materials Company		122,000	11,782,760

Telecommunication Services : 2.14%

Wireless Telecommunication Services : 2.14%
SBA Communications Corporation Class A †		161,802	19,257,673

Total Common Stocks (Cost $730,472,922)			899,452,381

	Yield
Short-Term Investments : 2.99%

Investment Companies : 2.99%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.14%	18,097,575	18,097,575
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.16	8,859,352	8,859,352

Total Short-Term Investments (Cost $26,956,927)			26,956,927

3

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Omega Growth Fund

		Value
Total investments in securities (Cost $757,429,849)*	102.77%	$926,409,308

Other assets and liabilities, net	(2.77)	(24,988,340)

Total net assets	100.00%	$901,420,968

† Non-income-earning security
« All or a portion of this security is on loan.
(l) The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r) The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u) The rate represents the 7-day annualized yield at period end.
* Cost for federal income tax purposes is $758,349,193 and unrealized gains (losses) consists of:

Gross unrealized gains	$192,208,901
Gross unrealized losses	(24,148,786)

Net unrealized gains	$168,060,115

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$152,542,903	$0	$0	$152,542,903
Consumer staples	25,715,784	0	0	25,715,784
Financials	74,207,169	0	0	74,207,169
Health care	169,683,704	0	0	169,683,704
Industrials	95,116,111	0	0	95,116,111
Information technology	325,302,227	8,835,617	0	334,137,844
Materials	28,791,193	0	0	28,791,193
Telecommunication services	19,257,673	0	0	19,257,673
Short-term investments
Investment companies	8,859,352	18,097,575	0	26,956,927

Total assets	$899,476,116	$26,933,192	$0	$926,409,308

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 98.96%

Consumer Discretionary : 24.31%

Auto Components : 0.93%
Delphi Automotive plc	570,690	$47,475,701

Distributors : 1.26%
LKQ Corporation †	2,185,120	64,701,403

Hotels, Restaurants & Leisure : 4.29%
Chipotle Mexican Grill Incorporated †	64,510	41,301,237
Hilton Worldwide Holdings Incorporated	2,594,000	64,824,060
Starbucks Corporation	1,807,080	113,068,996

		219,194,293

Internet & Catalog Retail : 3.34%
Amazon.com Incorporated †	229,550	143,675,345
Netflix Incorporated †	252,000	27,311,760

		170,987,105

Media : 2.09%
Charter Communication Incorporated Class A †«	141,300	26,979,822
Comcast Corporation Class A	256,000	16,030,720
The Walt Disney Company	561,800	63,899,132

		106,909,674

Multiline Retail : 3.93%
Dollar General Corporation	1,202,500	81,493,425
Dollar Tree Incorporated †	1,826,210	119,598,493

		201,091,918

Specialty Retail : 5.85%
CarMax Incorporated †	1,543,790	91,099,048
The Home Depot Incorporated	466,500	57,678,060
The TJX Companies Incorporated	703,200	51,467,208
Tractor Supply Company	1,069,680	98,827,735

		299,072,051

Textiles, Apparel & Luxury Goods : 2.62%
Nike Incorporated Class B	442,790	58,018,774
Under Armour Incorporated Class A †	596,320	56,698,106
VF Corporation	282,700	19,087,904

		133,804,784

Consumer Staples : 5.19%

Beverages : 0.87%
The Coca-Cola Company	1,051,600	44,535,260

Food & Staples Retailing : 3.09%
Costco Wholesale Corporation	352,590	55,751,531
CVS Health Corporation	585,400	57,825,812
Sprouts Farmers Market Incorporated †	2,179,332	44,414,786

		157,992,129

1

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Premier Large Company Growth Fund

Security name	Shares	Value
Household Products : 0.42%
Colgate-Palmolive Company	324,400	$21,523,940

Personal Products : 0.81%
The Estee Lauder Companies Incorporated Class A	516,090	41,524,601

Energy : 1.12%

Oil, Gas & Consumable Fuels : 1.12%
Concho Resources Incorporated †	456,410	52,902,483
EOG Resources Incorporated	51,000	4,378,350

		57,280,833

Financials : 3.38%

Capital Markets : 1.65%
TD Ameritrade Holding Corporation	2,448,600	84,403,242

Consumer Finance : 0.87%
Discover Financial Services	790,190	44,424,482

REITs : 0.86%
American Tower Corporation	431,600	44,122,468

Health Care : 19.03%

Biotechnology : 11.31%
Alexion Pharmaceuticals Incorporated †	1,080,000	190,080,000
BioMarin Pharmaceutical Incorporated †	468,650	54,850,796
Celgene Corporation †	845,618	103,765,785
Incyte Corporation †	290,000	34,083,700
Medivation Incorporated †	829,400	34,884,564
Regeneron Pharmaceuticals Incorporated †	200,330	111,661,939
Vertex Pharmaceuticals Incorporated †	393,000	49,022,820

		578,349,604

Health Care Equipment & Supplies : 1.67%
Intuitive Surgical Incorporated †	39,900	19,814,340
Medtronic plc	886,002	65,493,268

		85,307,608

Health Care Providers & Services : 2.37%
AmerisourceBergen Corporation	713,600	68,869,536
Envision Healthcare Holdings Incorporated †	787,604	22,210,433
McKesson Corporation	170,200	30,431,760

		121,511,729

Health Care Technology : 0.85%
Cerner Corporation †	539,340	35,752,849
Inovalon Holdings Incorporated Class A †«	333,049	7,676,779

		43,429,628

Life Sciences Tools & Services : 1.08%
Mettler-Toledo International Incorporated †	74,420	23,143,876
Quintiles Transnational Holdings Incorporated †	503,897	32,073,044

		55,216,920

2

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Shares	Value
Pharmaceuticals : 1.75%
Allergan plc †	108,570	$33,490,588
Bristol-Myers Squibb Company	670,000	44,186,500
Perrigo Company plc	73,980	11,669,605

		89,346,693

Industrials : 8.66%

Aerospace & Defense : 0.89%
The Boeing Company	306,260	45,347,918

Air Freight & Logistics : 1.59%
United Parcel Service Incorporated Class B	788,640	81,245,693

Airlines : 1.11%
Southwest Airlines Company	1,223,360	56,629,334

Industrial Conglomerates : 0.81%
Danaher Corporation	445,630	41,581,735

Road & Rail : 4.26%
Canadian Pacific Railway Limited	113,400	15,932,700
CSX Corporation	1,569,200	42,352,708
Kansas City Southern	631,400	52,254,664
Norfolk Southern Corporation	124,040	9,926,921
Union Pacific Corporation	1,091,040	97,484,424

		217,951,417

Information Technology : 34.97%

Communications Equipment : 0.46%
Cisco Systems Incorporated	817,100	23,573,335

Internet Software & Services : 8.75%
Akamai Technologies Incorporated †	826,910	50,292,666
Alphabet Incorporated Class A †	245,400	180,955,506
Alphabet Incorporated Class C †	56,198	39,946,100
Facebook Incorporated Class A †	1,727,190	176,121,564

		447,315,836

IT Services : 9.33%
Accenture plc Class A	586,700	62,894,240
Alliance Data Systems Corporation †	482,780	143,535,322
Cognizant Technology Solutions Corporation Class A †	519,000	35,349,090
MasterCard Incorporated Class A	1,293,400	128,033,666
Visa Incorporated Class A	1,379,960	107,057,297

		476,869,615

Semiconductors & Semiconductor Equipment : 6.13%
ARM Holdings plc ADR	1,460,000	69,247,800
Avago Technologies Limited	256,117	31,535,686
Broadcom Corporation Class A	395,800	20,344,120
Microchip Technology Incorporated «	2,779,770	134,235,093
Texas Instruments Incorporated	1,027,700	58,291,144

		313,653,843

3

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Premier Large Company Growth Fund

Security name			Shares	Value
Software : 7.00%
Adobe Systems Incorporated †			509,300	$45,154,538
Fortinet Incorporated †			2,020,000	69,407,200
Microsoft Corporation			576,000	30,320,640
NetSuite Incorporated †«			298,000	25,350,860
Red Hat Incorporated †			555,000	43,906,050
Salesforce.com Incorporated †			557,750	43,342,753
ServiceNow Incorporated †			432,600	35,321,790
Splunk Incorporated †			711,900	39,980,304
Tableau Software Incorporated Class A †			300,754	25,251,306

				358,035,441

Technology Hardware, Storage & Peripherals : 3.30%
Apple Incorporated			1,414,060	168,980,170

Materials : 2.30%

Chemicals : 2.30%
Airgas Incorporated			167,500	16,106,800
Ecolab Incorporated			550,000	66,192,500
Praxair Incorporated			315,800	35,082,223

				117,381,523

Total Common Stocks (Cost $3,547,439,555)				5,060,771,926

		Yield
Short-Term Investments : 2.18%

Investment Companies : 2.18%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.14%	56,226,050	56,226,050
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.16	55,131,843	55,131,843

Total Short-Term Investments (Cost $111,357,893)				111,357,893

Total investments in securities (Cost $3,658,797,448)*	101.14%			5,172,129,819

Other assets and liabilities, net	(1.14)			(58,334,167)

Total net assets	100.00%			$5,113,795,652

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $3,664,822,171 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,585,411,957
Gross unrealized losses	(78,104,309)

Net unrealized gains	$1,507,307,648

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Premier Large Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$1,243,236,929	$0	$0	$1,243,236,929
Consumer staples	265,575,930	0	0	265,575,930
Energy	57,280,833	0	0	57,280,833
Financials	172,950,192	0	0	172,950,192
Health care	973,162,182	0	0	973,162,182
Industrials	442,756,097	0	0	442,756,097
Information technology	1,788,428,240	0	0	1,788,428,240
Materials	117,381,523	0	0	117,381,523
Short-term investments
Investment companies	55,131,843	56,226,050	0	111,357,893

Total assets	$5,115,903,769	$56,226,050	$0	$5,172,129,819

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 30.53%
Abbey National Treasury Services plc	0.07%	11-2-2015	$18,999,995	$18,999,995
Agricultural Bank of China ±	0.42	9-2-2016	45,000,000	45,000,000
Australia & New Zealand Banking Group	0.07	11-2-2015	58,000,000	58,000,000
Bank of Montreal ±	0.40	4-26-2016	56,000,000	56,000,000
Bank of Nova Scotia ±	0.32	12-21-2015	25,000,000	25,000,000
Bank of Nova Scotia ±	0.36	11-25-2015	90,000,000	90,000,000
Bank of Nova Scotia ±	0.36	1-8-2016	29,000,000	29,000,000
Bank of Nova Scotia ±	0.55	1-8-2016	28,000,000	28,008,738
Commonwealth Bank Australia	0.07	11-2-2015	23,000,000	23,000,000
Cooperatieve Centrale	0.29	11-4-2015	45,000,000	45,000,000
Cooperatieve Centrale ±	0.44	7-12-2016	18,000,000	18,004,492
Credit Agricole SA	0.08	11-2-2015	152,000,000	152,000,000
Credit Industriel et Commercial (New York)	0.07	11-2-2015	173,000,000	173,000,000
Credit Suisse (New York) ±	0.58	12-1-2015	13,000,000	13,002,765
Dexia Credit Local SA (New York) ±%%	0.37	5-11-2016	53,000,000	53,000,000
Dexia Credit Local SA (New York) ±	0.38	4-18-2016	37,000,000	37,000,000
DG Bank (New York)	0.20	11-18-2015	25,000,000	25,000,000
DG Bank (New York) ##	0.38	1-25-2016	70,000,000	70,000,000
DG Bank (New York)	0.41	2-8-2016	45,000,000	45,000,000
DNB Nor Bank ASA	0.05	11-2-2015	87,000,000	87,000,000
HSBC Bank plc	0.08	11-2-2015	52,000,000	52,000,000
HSBC Bank plc ±	0.35	1-5-2016	50,000,000	50,000,000
HSBC Bank plc ±	0.35	1-15-2016	30,000,000	30,000,000
HSBC Bank plc ±	0.36	2-9-2016	40,000,000	40,000,000
HSBC Bank plc ±	0.36	1-11-2016	45,000,000	45,000,000
KBC Bank	0.06	11-2-2015	88,000,000	88,000,000
Lloyds Bank plc	0.06	11-2-2015	36,000,000	36,000,000
Lloyds Bank plc	0.18	11-2-2015	25,000,000	25,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.30	11-3-2015	20,000,000	20,000,000
Mizuho Corporate Bank (London) (z)	0.36	1-26-2016	75,000,000	74,936,307
National Bank of Canada ±	0.44	11-6-2015	15,000,000	15,000,177
National Bank of Canada	0.48	1-13-2016	45,000,000	45,000,000
National Bank of Kuwait	0.09	11-2-2015	115,000,000	115,000,000
Natixis Corporation	0.06	11-2-2015	46,700,000	46,700,000
Norinchukin Bank	0.18	11-6-2015	18,100,000	18,099,960
Norinchukin Bank	0.21	12-1-2015	20,000,000	20,000,000
Norinchukin Bank	0.28	12-9-2015	50,000,000	50,000,000
Norinchukin Bank	0.36	11-13-2015	10,000,000	10,000,488
Oversea Chinese Banking Corporation ±	0.34	1-14-2016	50,000,000	50,000,000
Royal Bank of Canada ±	0.37	3-18-2016	30,000,000	30,000,000
Skandinaviska Enskilda Banken AG	0.05	11-2-2015	111,000,000	111,000,000
Skandinaviska Enskilda Banken AG	0.29	12-16-2015	15,000,000	15,000,000
Societe Generale	0.06	11-2-2015	150,000,000	150,000,000
Societe Generale ±	0.28	1-26-2016	90,000,000	90,000,000
Standard Chartered Bank ±	0.39	2-29-2016	40,000,000	40,000,000
Standard Chartered Bank ±	0.39	1-11-2016	30,000,000	30,000,000
Standard Chartered Bank ±	0.39	2-8-2016	55,000,000	55,000,000
Standard Chartered Bank ±	0.39	2-16-2016	50,000,000	50,000,000
Standard Chartered Bank ±	0.40	3-11-2016	50,000,000	50,000,000
State Street Bank & Trust Company ±	0.36	3-24-2016	50,000,000	50,000,000
State Street Bank & Trust Company ±	0.37	3-9-2016	35,000,000	35,000,000
State Street Bank & Trust Company ±	0.37	2-11-2016	40,000,000	40,000,000
State Street Bank & Trust Company ±	0.41	4-11-2016	37,000,000	37,000,000
Sumitomo Mitsui Banking Corporation	0.33	11-24-2015	13,000,000	13,000,000
Sumitomo Mitsui Banking Corporation	0.33	12-1-2015	40,000,000	40,000,642
Sumitomo Mitsui Banking Corporation	0.33	12-2-2015	50,000,000	50,003,741
Sumitomo Mitsui Banking Corporation	0.35	12-17-2015	50,000,000	50,000,000
Sumitomo Trust & Banking Corporation	0.30	12-30-2015	40,000,000	40,000,000
Sumitomo Trust & Banking Corporation	0.30	12-31-2015	40,000,000	40,000,000
Sumitomo Trust & Banking Corporation	0.30	1-5-2016	70,000,000	70,000,000
Sumitomo Trust & Banking Corporation	0.30	1-8-2016	30,000,000	30,000,000
Sumitomo Trust & Banking Corporation	0.33	11-24-2015	45,000,000	45,000,000
Svenska Handelsbanken ±	0.30	12-9-2015	35,000,000	35,000,000
Svenska Handelsbanken ±	0.35	1-19-2016	103,000,000	103,000,000
Svenska Handlesbanken	0.05	11-2-2015	105,000,000	105,000,000
Toronto-Dominion Bank ±	0.29	11-9-2015	45,000,000	45,000,000
Toronto-Dominion Bank ±	0.29	11-18-2015	30,000,000	30,000,000
Toronto-Dominion Bank ±	0.30	4-1-2016	45,000,000	45,000,000

1

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit (continued)
Toronto-Dominion Bank ±	0.31%	11-6-2015	$21,000,000	$21,000,000
Toronto-Dominion Bank ±	0.35	3-16-2016	70,000,000	70,000,000
Toronto-Dominion Bank ±	0.35	4-15-2016	30,000,000	30,000,000
Westpac Banking Corporation ±	0.29	11-3-2015	90,000,000	90,000,000

Total Certificates of Deposit (Cost $3,656,757,305)				3,656,757,305

Commercial Paper : 48.39%

Asset-Backed Commercial Paper : 24.56%
Albion Capital Corporation 144A(z)	0.22	11-23-2015	30,000,000	29,996,150
Albion Capital Corporation 144A(z)	0.22	11-25-2015	45,000,000	44,993,675
Albion Capital Corporation 144A (z)	0.25	11-16-2015	48,885,000	48,880,312
Albion Capital Corporation 144A(z)	0.28	12-16-2015	25,000,000	24,991,444
Anglesea Funding LLC 144A(z)	0.17	11-4-2015	40,000,000	39,999,622
Anglesea Funding LLC ±144A	0.32	3-8-2016	30,000,000	30,000,000
Anglesea Funding LLC ±144A	0.32	3-14-2016	20,000,000	20,000,000
Anglesea Funding LLC ±144A	0.32	4-6-2016	45,000,000	45,000,000
Anglesea Funding LLC ±144A	0.33	12-29-2015	35,000,000	35,000,000
Anglesea Funding LLC ±144A	0.33	12-18-2015	25,000,000	25,000,000
Anglesea Funding LLC ±144A	0.33	2-29-2016	25,000,000	25,000,000
Antalis SA 144A(z)	0.27	11-16-2015	10,000,000	9,998,950
Antalis SA 144A(z)	0.28	12-2-2015	10,000,000	9,997,667
Antalis SA 144A(z)	0.26	11-2-2015	35,000,000	35,000,000
Antalis SA 144A(z)	0.28	11-23-2015	10,000,000	9,998,367
Antalis SA 144A(z)	0.28	11-24-2015	20,000,000	19,996,578
Antalis SA 144A(z)	0.28	12-3-2015	40,000,000	39,990,356
Atlantic Asset Securitization Corporation 144A	0.29	4-15-2016	35,000,000	34,999,955
Atlantic Asset Securitization Corporation ±144A	0.29	4-12-2016	43,000,000	42,999,776
Atlantic Asset Securitization Corporation 144A(z)	0.21	11-10-2015	10,000,000	9,999,533
Atlantic Asset Securitization Corporation ±144A	0.28	4-27-2016	30,000,000	29,999,990
Barton Capital Corporation 144A(z)	0.32	12-10-2015	25,000,000	24,991,556
Bedford Row Funding Corporation ±144A	0.32	1-14-2016	28,000,000	28,000,000
Bedford Row Funding Corporation ±144A	0.35	1-20-2016	17,000,000	17,000,000
Bedford Row Funding Corporation ±144A	0.35	2-1-2016	27,000,000	27,000,000
Bedford Row Funding Corporation ±144A	0.39	4-14-2016	15,000,000	15,000,000
Bedford Row Funding Corporation ±144A	0.39	4-14-2016	18,000,000	18,000,000
Bedford Row Funding Corporation ±144A	0.39	2-16-2016	30,000,000	29,999,371
Bedford Row Funding Corporation ±144A	0.39	4-4-2016	25,000,000	25,000,000
Bennington Stark Capital Company LLC 144A(z)	0.24	11-12-2015	45,000,000	44,997,000
Bennington Stark Capital Company LLC ±144A	0.44	5-13-2016	28,000,000	27,997,724
Cancara Asset Securitization LLC (z)	0.17	11-30-2015	25,000,000	24,996,694
Chesham Finance Limited 144A(z)	0.17	11-2-2015	15,000,000	15,000,000
Chesham Finance Limited 144A(z)	0.17	11-2-2015	25,000,000	25,000,000
Collateralized Commercial Paper Company LLC ±144A	0.46	4-22-2016	35,000,000	35,000,000
Collateralized Commercial Paper Company LLC ±	0.46	4-22-2016	50,000,000	50,000,000
Collateralized Commercial Paper Company LLC ±144A	0.49	6-8-2016	43,000,000	43,000,000
Concord Minutemen Capital Company 144A(z)	0.21	11-5-2015	10,000,000	9,999,825
Concord Minutemen Capital Company 144A(z)	0.21	11-12-2015	10,000,000	9,999,417
Concord Minutemen Capital Company 144A(z)	0.28	11-2-2015	35,000,000	35,000,000
Concord Minutemen Capital Company 144A(z)	0.33	1-6-2016	55,000,000	54,967,229
Crown Point Capital Company LLC 144A(z)	0.21	11-4-2015	40,000,000	39,999,533
Crown Point Capital Company LLC 144A(z)	0.21	11-9-2015	26,000,000	25,998,938
Crown Point Capital Company LLC 144A(z)	0.28	11-2-2015	25,000,000	25,000,000
Crown Point Capital Company LLC 144A(z)	0.33	1-7-2016	10,000,000	9,993,950
Gotham Funding Corporation 144A(z)	0.21	11-5-2015	60,000,000	59,998,970
Gotham Funding Corporation 144A(z)	0.21	11-12-2015	60,000,000	59,996,500
Gotham Funding Corporation 144A(z)	0.21	11-13-2015	30,000,000	29,998,075
Gotham Funding Corporation 144A(z)	0.21	11-18-2015	50,000,000	49,995,333
Gotham Funding Corporation 144A(z)	0.21	11-19-2015	18,000,000	17,998,215
Halkin Finance LLC 144A(z)	0.20	11-4-2015	30,000,000	29,999,667
Halkin Finance LLC 144A(z)	0.20	11-5-2015	20,000,000	19,999,667
Hannover Funding Company LLC 144A(z)	0.40	11-12-2015	120,000,000	119,986,667
Hannover Funding Company LLC 144A(z)	0.40	11-13-2015	60,000,000	59,992,667
Institutional Secured Funding LLC 144A(z)	0.25	11-2-2015	50,000,000	50,000,000
Institutional Secured Funding LLC 144A(z)	0.38	11-3-2015	75,000,000	74,999,208
Institutional Secured Funding LLC 144A(z)	0.38	11-20-2015	30,000,000	29,994,300
Kells Funding LLC ±144A	0.34	1-11-2016	30,000,000	30,000,000
Kells Funding LLC ±144A	0.34	1-13-2016	20,000,000	20,000,000

2

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Kells Funding LLC ±144A	0.35%	2-22-2016	$30,000,000	$29,998,247
Kells Funding LLC ±144A	0.35	2-25-2016	50,000,000	49,998,411
Lexington Parker Capital Company LLC 144A(z)	0.21	11-5-2015	10,000,000	9,999,825
Lexington Parker Capital Company LLC 144A(z)	0.33	1-6-2016	26,000,000	25,984,508
Lexington Parker Capital Company LLC 144A(z)	0.33	1-7-2016	12,000,000	11,992,740
Lexington Parker Capital Company LLC 144A(z)	0.33	1-12-2016	25,000,000	24,983,729
LMA Americas LLC 144A(z)	0.10	11-2-2015	4,000,000	4,000,000
LMA Americas LLC 144A(z)	0.21	11-30-2015	22,000,000	21,996,407
Manhattan Asset Funding Company LLC (z)	0.22	11-20-2015	30,000,000	29,996,700
Manhattan Asset Funding Company LLC (z)	0.22	11-23-2015	15,000,000	14,998,075
Manhattan Asset Funding Company LLC (z)	0.22	11-2-2015	15,000,000	15,000,000
Manhattan Asset Funding Company LLC (z)	0.22	11-3-2015	15,000,000	14,999,908
Manhattan Asset Funding Company LLC (z)	0.22	11-9-2015	15,000,000	14,999,358
Manhattan Asset Funding Company LLC (z)	0.22	11-17-2015	25,000,000	24,997,708
Manhattan Asset Funding Company LLC (z)	0.24	12-17-2015	20,000,000	19,994,000
Matchpoint Finance plc 144A(z)	0.25	12-8-2015	11,000,000	10,997,250
Matchpoint Finance plc 144A(z)	0.34	11-23-2015	7,000,000	6,998,612
Matchpoint Finance plc 144A(z)	0.35	11-19-2015	10,000,000	9,998,347
Mizuho Corporate Bank (London) (z)	0.35	1-21-2016	70,000,000	69,945,603
Mountcliff Funding LLC 144A(z)	0.16	11-2-2015	80,000,000	80,000,000
Regency Markets No.1 LLC 144A(z)	0.18	11-16-2015	55,000,000	54,996,150
Ridgefield Funding Company LLC ±144A	0.30	2-16-2016	45,000,000	45,000,000
Ridgefield Funding Company LLC ±144A	0.29	2-8-2016	80,000,000	80,000,000
Ridgefield Funding Company LLC ±144A	0.32	6-30-2016	60,000,000	60,000,000
Ridgefield Funding Company LLC 144A(z)	0.33	12-21-2015	20,000,000	19,991,017
Sheffield Receivable 144A (z)	0.00	12-9-2015	23,000,000	22,993,381
Standard Chartered Bank (z)	0.33	12-18-2015	25,000,000	24,989,465
Sumitomo Mitsui Banking Corporation (z)	0.34	12-22-2015	37,000,000	36,982,542
Sumitomo Mitsui Banking Corporation (z)	0.34	12-23-2015	37,000,000	36,982,193
Versailles Commercial Paper LLC ±144A	0.27	4-8-2016	18,000,000	18,000,000
Versailles Commercial Paper LLC ±144A	0.28	3-11-2016	37,000,000	37,000,000
Versailles Commercial Paper LLC ±144A	0.27	4-29-2016	10,000,000	10,000,000
Victory Receivables 144A(z)	0.21	11-5-2015	15,000,000	14,999,738
Victory Receivables 144A(z)	0.21	11-6-2015	8,000,000	7,999,813
Victory Receivables 144A(z)	0.21	11-9-2015	15,000,000	14,999,388
Victory Receivables 144A(z)	0.21	11-13-2015	38,000,000	37,997,562

				2,941,553,558

Financial Company Commercial Paper : 14.97%
ASB Finance Limited ±144A	0.40	5-27-2016	21,000,000	21,000,000
Australia & New Zealand Banking Group ±144A	0.46	4-18-2016	45,000,000	45,010,262
Australia & New Zealand Banking Group ±144A	0.37	12-21-2015	24,000,000	24,000,000
Banco de Credito e Inversiones 144A(z)	0.48	1-4-2016	25,000,000	24,979,000
Banco de Credito e Inversiones 144A(z)	0.48	1-28-2016	25,000,000	24,971,000
Banco del Estado de Chile 144A(z)	0.47	12-2-2015	19,000,000	18,992,558
Banco del Estado de Chile 144A(z)	0.47	12-8-2015	11,000,000	10,994,830
Banco del Estado de Chile 144A(z)	0.48	1-5-2016	4,000,000	3,996,587
Banco del Estado de Chile 144A(z)	0.48	1-8-2016	10,000,000	9,991,067
Banco Santander Chile 144A(z)	0.35	11-3-2015	15,000,000	14,999,854
Bank of Nova Scotia ±144A	0.35	12-1-2015	40,000,000	40,000,000
Bank of Nova Scotia ±144A	0.38	4-1-2016	47,000,000	47,000,000
Banque et Caisse d’Epargne de l’Etat (z)	0.30	11-17-2015	20,000,000	19,997,500
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	11-13-2015	10,000,000	9,999,450
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	12-3-2015	22,000,000	21,996,306
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	12-7-2015	45,000,000	44,991,250
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	12-4-2015	35,000,000	34,993,156
Caisse Centrale Desjardins du Quebec 144A(z)	0.28	12-23-2015	10,000,000	9,996,033
Caisse Centrale Desjardins du Quebec ±144A	0.36	4-22-2016	54,000,000	54,000,000
CDP Financial Incorporated 144A(z)	0.34	12-15-2015	11,000,000	10,995,533
CDP Financial Incorporated 144A(z)	0.34	12-16-2015	17,000,000	16,992,936
Commonwealth Bank of Australia ±144A	0.30	2-25-2016	40,000,000	39,998,815
Commonwealth Bank of Australia ±144A	0.37	4-5-2016	32,000,000	32,000,000
HSBC Bank plc ±144A	0.34	2-8-2016	60,000,000	60,000,000
ING (US) Funding LLC (z)	0.27	12-22-2015	20,000,000	19,992,500
JPMorgan Securities Incorporated ±144A	0.40	11-19-2015	50,000,000	50,000,000
National Australia Bank Limited ±144A	0.33	1-8-2016	100,000,000	100,000,000
National Australia Bank Limited ±144A	0.33	11-20-2015	45,000,000	45,000,000

3

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
Nationwide Building Society 144A(z)	0.40%	12-4-2015	$40,000,000	$39,985,778
Nationwide Building Society 144A(z)	0.40	12-7-2015	40,000,000	39,984,444
Nationwide Building Society 144A(z)	0.40	12-8-2015	20,000,000	19,992,000
Nationwide Building Society 144A(z)	0.40	12-9-2015	20,000,000	19,991,778
Nationwide Building Society 144A(z)	0.41	12-1-2015	50,000,000	49,983,688
Nationwide Building Society 144A(z)	0.41	12-10-2015	30,000,000	29,987,175
Nationwide Building Society 144A(z)	0.41	1-15-2016	30,000,000	29,974,717
Nederlandse Waterschapsbank ±144A	0.36	2-26-2016	50,000,000	50,000,000
Nederlandse Waterschapsbank ±144A	0.37	3-21-2016	60,000,000	60,000,000
Nederlandse Waterschapsbank ±144A	0.37	3-18-2016	50,000,000	50,000,000
NV Bank Nederlandse Gemeenten ±144A	0.27	11-9-2015	70,000,000	70,000,000
NV Bank Nederlandse Gemeenten ±144A	0.28	12-10-2015	30,000,000	29,999,842
NV Bank Nederlandse Gemeenten ±144A	0.29	1-25-2016	50,000,000	50,000,000
NV Bank Nederlandse Gemeenten 144A	0.36	5-6-2016	40,000,000	40,000,000
NV Bank Nederlandse Gemeenten ±144A	0.37	3-29-2016	30,000,000	30,000,000
Old Line Funding LLC 144A(z)	0.10	11-2-2015	13,000,000	13,000,000
Shagang South Asia (z)	0.50	11-5-2015	10,000,000	9,999,583
Skandinaviska Enskilda Banken AG 144A(z)	0.30	12-23-2015	35,000,000	34,985,373
Sumitomo Trust & Banking Corporation 144A(z)	0.30	1-19-2016	60,000,000	59,961,000
Suncorp Group Limited 144A(z)	0.33	1-7-2016	15,000,000	14,990,925
Suncorp Group Limited 144A(z)	0.33	1-25-2016	26,000,000	25,979,980
Suncorp Group Limited 144A(z)	0.36	11-12-2015	9,000,000	8,999,100
Suncorp Group Limited 144A(z)	0.36	11-16-2015	8,000,000	7,998,880
TCL Industries Holding (z)	0.50	11-10-2015	30,000,000	29,996,667
Westpac Banking Corporation ±144A	0.26	12-7-2015	30,000,000	29,999,425
Westpac Banking Corporation 144A	0.31	2-18-2016	40,000,000	40,000,000
Westpac Banking Corporation ±144A	0.36	5-16-2016	50,000,000	50,000,000

				1,792,698,992

Other Commercial Paper : 8.86%
Caisse D’amortissement De La D 144A(z)	0.30	1-4-2016	20,000,000	19,989,500
Caisse Des Depots et Consignations 144A(z)	0.34	12-17-2015	15,000,000	14,993,625
Changhong Trading Limited (z)	0.50	11-12-2015	35,000,000	34,995,139
China International Marine Containers (z)	0.45	11-4-2015	25,000,000	24,999,375
China International Marine Containers (z)	0.50	11-12-2015	70,000,000	69,990,278
China International Marine Containers (z)	0.50	11-13-2015	10,000,000	9,998,472
China Shipping Container Lines (z)	0.45	11-4-2015	25,000,000	24,999,375
China Shipping Container Lines (z)	0.50	11-6-2015	25,000,000	24,998,611
China Shipping Container Lines (z)	0.50	11-12-2015	40,000,000	39,994,444
CNPC Finance 144A(z)	0.40	11-3-2015	60,000,000	59,999,333
CNPC Finance 144A(z)	0.40	11-5-2015	70,000,000	69,997,667
COFCO Capital Corporation (z)	0.18	12-3-2015	10,000,000	9,998,450
COFCO Capital Corporation (z)	0.50	11-10-2015	35,000,000	34,996,111
Erste Abwicklungsanstalt 144A(z)	0.27	11-9-2015	20,000,000	19,998,950
Erste Abwicklungsanstalt 144A(z)	0.32	11-24-2015	5,000,000	4,999,022
Erste Abwicklungsanstalt 144A(z)	0.32	2-23-2016	14,000,000	13,985,938
Erste Abwicklungsanstalt 144A(z)	0.32	2-26-2016	23,000,000	22,976,284
Erste Abwicklungsanstalt 144A(z)	0.32	2-24-2016	20,000,000	19,979,733
Erste Abwicklungsanstalt ±144A	0.35	3-1-2016	15,000,000	15,000,000
Erste Abwicklungsanstalt ±144A	0.36	2-9-2016	20,000,000	20,000,000
Erste Abwicklungsanstalt 144A	0.36	4-19-2016	50,000,000	50,000,000
Erste Abwicklungsanstalt ±144A	0.36	4-13-2016	40,000,000	40,000,000
Erste Abwicklungsanstalt ±	0.62	1-29-2016	10,000,000	10,006,188
European Investment Bank (z)	0.26	12-29-2015	60,000,000	59,975,300
Sinochem Capital Company Limited (z)	0.19	11-12-2015	40,000,000	39,997,889
Sinochem Capital Company Limited (z)	0.50	11-5-2015	80,000,000	79,996,667
Sinopec Century Bright 144A(z)	0.45	11-6-2015	50,000,000	49,997,500
Sinopec Century Bright 144A(z)	0.45	11-12-2015	45,000,000	44,994,375
Sinopec Century Bright 144A(z)	0.45	11-13-2015	30,000,000	29,995,875
Toyota Motor Credit Corporation ±	0.28	12-1-2015	45,000,000	45,000,000
Toyota Motor Credit Corporation ±	0.37	2-18-2016	40,000,000	40,000,000
Trinity Health Corporation (z)	0.20	11-12-2015	15,000,000	14,999,167

				1,061,853,268

Total Commercial Paper (Cost $5,796,105,818)				5,796,105,818

4

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt : 0.29%

Overseas Private Investment Corporation ±§	0.13%	7-9-2026	$35,000,000	$35,000,000

Total Government Agency Debt (Cost $35,000,000)				35,000,000

Municipal Obligations : 7.24%

Arizona : 0.21%

Other Municipal Debt : 0.21%
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.20	11-16-2015	10,000,000	9,999,222
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.20	11-17-2015	15,000,000	14,998,750

				24,997,972

California : 0.18%

Variable Rate Demand Notes ø: 0.18%
Peralta CA Community College District Series B-2 (Education Revenue, Barclays Bank plc LOC)	0.20	8-5-2020	20,000,000	20,000,000
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.24	11-1-2041	2,000,000	2,000,000

				22,000,000

Colorado : 0.31%

Variable Rate Demand Notes ø: 0.31%
Colorado Health Facilities Authority Revenue Catholic Health Initiatives Series A (Health Revenue, Deutsche Bank LIQ) 144A	0.26	1-1-2045	4,305,000	4,305,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.15	5-1-2052	32,980,000	32,980,000

				37,285,000

Connecticut : 1.29%

Variable Rate Demand Note ø: 1.29%
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue) 144A	0.40	4-15-2046	153,810,000	153,810,000

Florida : 0.06%

Variable Rate Demand Note ø: 0.06%
Puttable Floating Option Taxable Series TNP-1011 (Health Revenue, Bank of America NA LIQ) 144A	0.40	12-1-2025	7,075,000	7,075,000

Georgia : 0.28%

Other Municipal Debt : 0.18%
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.21	11-16-2015	14,432,000	14,432,000
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.23	12-1-2015	7,000,000	7,000,000

				21,432,000

Variable Rate Demand Note ø: 0.10%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.45	10-1-2039	12,195,000	12,195,000

Idaho : 0.21%

Other Municipal Debt : 0.21%

Variable Rate Demand Note : 0.21%
Idaho Housing Finance Association (z)	0.52	11-23-2015	25,000,000	24,992,415

5

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois : 0.84%

Variable Rate Demand Note ø: 0.84%
Illinois State (GO Revenue, Societe Generale LIQ) 144A	0.30%	6-1-2033	$101,000,000	$101,000,000

Louisiana : 0.64%

Variable Rate Demand Note ø: 0.64%
Puttable Floating Option Taxable Series TNP-1014 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.40	6-1-2045	76,625,000	76,625,000

Maryland : 0.28%

Variable Rate Demand Notes ø: 0.28%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, TD Bank NA SPA)	0.17	9-1-2033	22,000,000	22,000,000
Maryland CDA Housing & Community Residential Series F (Housing Revenue, State Street Bank & Trust Company SPA)	0.19	9-1-2044	11,900,000	11,900,000

				33,900,000

New Jersey : 0.25%

Variable Rate Demand Note ø: 0.25%
RBC Municipal Products Incorporated Taxable-Floater Certificates Series E60 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.18	6-28-2016	30,000,000	30,000,000

New York : 0.51%

Variable Rate Demand Notes ø: 0.51%
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	0.42	5-1-2048	29,000,000	29,000,000
New York NY Municipal Water Finance Authority (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.17	6-15-2044	8,000,000	8,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 (Miscellaneous Revenue) 144A	0.90	5-15-2051	9,485,000	9,485,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.34	7-1-2017	14,000,000	14,000,000

				60,485,000

North Carolina : 0.06%

Variable Rate Demand Note ø: 0.06%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.16	7-1-2027	6,960,000	6,960,000

Ohio : 0.19%

Variable Rate Demand Notes ø: 0.19%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.15	9-1-2039	16,722,000	16,722,000
Ohio Water Development Authority Water Development Notes (Water & Sewer Revenue)	0.38	5-1-2038	5,700,000	5,700,000

				22,422,000

Other : 1.08%

Variable Rate Demand Notes ø: 1.08%
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.40	12-1-2038	32,365,000	32,365,000
Resident Interest Bond Floater Trust Series 8UE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.25	12-27-2016	75,000,000	75,000,000

6

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Residual Interest Bond Floater Trust Delnor Health System Series 2014 (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.22%	11-25-2017	$21,375,000	$21,375,000

				128,740,000

Pennsylvania : 0.13%

Variable Rate Demand Note ø: 0.13%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.34	7-1-2017	16,000,000	16,000,000

South Carolina : 0.24%

Other Municipal Debt : 0.24%
South Carolina Public Service Authority Series EE (Utilities Revenue)	0.20	11-17-2015	19,000,000	19,000,000
South Carolina Public Service Authority Series EE (Utilities Revenue)	0.20	11-24-2015	10,000,000	10,000,000

				29,000,000

Texas : 0.19%

Variable Rate Demand Notes ø: 0.19%
Dallas-Fort Worth TX International Airport Series DBE-1127-X Deutsche Bank SPEAR/LIFER Trust (Airport Revenue, Deutsche Bank LIQ) 144A	0.21	11-1-2035	8,730,000	8,730,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.31	12-15-2026	14,266,296	14,266,296
				22,996,296

Washington : 0.29%

Other Municipal Debt : 0.04%
Port of Seattle WA Series D-1 (Miscellaneous Revenue)	0.29	12-2-2015	5,000,000	5,000,000

Variable Rate Demand Note ø: 0.25%
Washington Tender Option Bond Trust Receipts/Certificates Series XF1017 (Health Revenue, Deutsche Bank LIQ) 144A	0.26	1-1-2035	30,000,000	30,000,000

Total Municipal Obligations (Cost $866,915,683)				866,915,683

Other Instruments : 4.54%
DBS Bank Limited Pooled Bank Deposit Product	0.19	11-2-2015	235,000,000	235,000,000
Dexia Credit Local ±	0.54	11-23-2015	69,000,000	69,004,998
FHLMC Series M006 Class A ±§	0.25	10-15-2045	19,840,846	19,840,847
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product	0.19	11-2-2015	220,000,000	220,000,000

Total Other Instruments (Cost $543,845,845)				543,845,845

Other Notes : 2.27%

Corporate Bonds and Notes : 2.27%
ACTS Retirement Life Communities Incorporated ±§	0.13	11-15-2029	14,805,000	14,805,000
Providence Health & Services ±§	0.20	10-1-2042	11,675,000	11,675,000
Racetrac Capital LLC ±§	0.15	9-1-2020	12,000,000	12,000,000
Royal Bank of Canada ±	0.56	12-16-2015	30,000,000	30,007,558
SSAB AB Series A ±§	0.17	6-1-2035	3,500,000	3,500,000
Total Capital Canada Limited ±	0.70	1-15-2016	10,000,000	10,006,698
United Overseas Bank Limited	0.19	11-2-2015	190,000,000	190,000,000

Total Other Notes (Cost $271,994,256)				271,994,256

7

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^: 7.35%
Bank of America Corporation, dated 10-30-2015, maturity value $33,000,220 (1)		0.08%	11-2-2015	$33,000,000	$33,000,000
Credit Agricole, dated 10-30-2015, maturity value $66,000,495 (2)		0.09	11-2-2015	66,000,000	66,000,000
Federal Reserve Bank of New York, dated 10-30-2015, maturity value $300,001,250 (3)		0.05	11-2-2015	300,000,000	300,000,000
Goldman Sachs & Company, dated 10-1-2015, maturity value $151,038,379 (4) ±§¢(i)		0.15	12-1-2015	151,000,000	151,000,000
GX Clarke & Company, dated 10-30-2015, maturity value $72,000,900 (5)		0.15	11-2-2015	72,000,000	72,000,000
JPMorgan Securities, dated 10-1-2015, maturity value $103,057,497 (6) ±§¢(i)		0.31	12-4-2015	103,000,000	103,000,000
JPMorgan Securities, dated 10-1-2015, maturity value $17,001,964 (7) ±§¢		0.13	11-2-2015	17,000,000	17,000,000
RBC Capital Markets, dated 10-30-2015, maturity value $66,000,550 (8)		0.10	11-2-2015	66,000,000	66,000,000
Royal Bank of Scotland, dated 10-30-2015, maturity value $72,000,600 (9)		0.10	11-2-2015	72,000,000	72,000,000

Total Repurchase Agreements (Cost $880,000,000)					880,000,000

Total investments in securities (Cost $12,050,618,907)*	100.61%				12,050,618,907

Other assets and liabilities, net	(0.61)				(72,667,219)

Total net assets	100.00%				$11,977,951,688

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
§	The security is subject to a demand feature which reduces the effective maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 4.00%, 2-1-2042 to 4-1-2045, fair value including accrued interest is $33,990,000.
(2)	U.S. government securities, 0.63% to 5.00%, 11-23-2016 to 3-1-2045, fair value including accrued interest is $67,819,479.
(3)	U.S. government securities, 2.50% to 4.00%, 5-1-2027 to 9-1-2042, fair value including accrued interest is $300,001,258.
(4)	Commercial paper, 0.00%, 11-2-2015 to 5-3-2016, fair value interest is $154,020,000.
(5)	U.S. government securities, 0.38% to 10.50%, 3-15-2016 to 7-20-2045, fair value including accrued interest is $73,862,072.
(6)	U.S. government securities, 0.00% to 3.50%, 11-2-2015 to 2-1-2045, fair value including accrued interest is $105,117,254.
(7)	U.S. government securities, 0.34% to 6.00%, 12-11-2015 to 11-1-2045, fair value including accrued interest is $17,481,830.
(8)	U.S. government securities, 1.40% to 5.72%, 6-1-2019 to 6-1-2046, fair value including accrued interest is $67,980,000.
(9)	U.S. government securities, 0.05% to 6.13%, 1-31-2016 to 7-15-2051, fair value including accrued interest is $73,473,101.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
(i)	Illiquid security
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

ACA	ACA Financial Guaranty Corporation
CDA	Community Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement

8

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts

9

Wells Fargo Cash Investment Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo 100% Treasury Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Treasury Debt : 94.75%
U.S. Treasury Bill (z)		0.00%	1-14-2016	$200,000,000	$200,000,000
U.S. Treasury Bill (z)		0.00	12-24-2015	350,000,000	349,999,206
U.S. Treasury Bill (z)		0.02	12-10-2015	1,254,060,000	1,254,039,880
U.S. Treasury Bill (z)		0.02	12-17-2015	350,000,000	349,992,126
U.S. Treasury Bill (z)		0.02	1-28-2016	349,600,000	349,568,590
U.S. Treasury Bill (z)		0.02	1-21-2016	100,000,000	99,997,333
U.S. Treasury Bill (z)		0.03	11-27-2015	450,000,000	449,991,580
U.S. Treasury Bill (z)		0.03	12-31-2015	220,000,000	219,990,003
U.S. Treasury Bill (z)##		0.03	11-5-2015	639,035,000	639,033,343
U.S. Treasury Bill (z)		0.04	12-3-2015	517,000,000	516,983,208
U.S. Treasury Bill (z)		0.05	1-7-2016	400,000,000	399,960,858
U.S. Treasury Bill (z)		0.11	11-19-2015	400,000,000	399,978,632
U.S. Treasury Bill (z)		0.12	11-12-2015	385,000,000	384,987,326
U.S. Treasury Bond		7.25	5-15-2016	30,000,000	31,116,635
U.S. Treasury Note ±		0.07	1-31-2016	130,000,000	129,992,749
U.S. Treasury Note ±		0.07	10-31-2016	200,000,000	199,907,616
U.S. Treasury Note ±		0.09	4-30-2016	130,000,000	130,000,225
U.S. Treasury Note ±		0.09	7-31-2016	160,000,000	160,006,719
U.S. Treasury Note ±		0.09	4-30-2017	200,000,000	200,002,871
U.S. Treasury Note ±		0.10	7-31-2017	210,000,000	209,919,241
U.S. Treasury Note ±%%		0.19	10-31-2017	70,000,000	70,006,769
U.S. Treasury Note		0.25	11-30-2015	250,000,000	250,022,228
U.S. Treasury Note		0.25	12-15-2015	545,000,000	545,118,020
U.S. Treasury Note		0.25	4-15-2016	60,000,000	59,991,759
U.S. Treasury Note		0.38	11-15-2015	50,000,000	50,004,985
U.S. Treasury Note		0.38	1-15-2016	50,000,000	50,018,146
U.S. Treasury Note		0.50	6-15-2016	50,000,000	50,048,563
U.S. Treasury Note		0.63	7-15-2016	10,000,000	10,021,096
U.S. Treasury Note		0.63	8-15-2016	30,000,000	30,056,608
U.S. Treasury Note		1.38	11-30-2015	320,000,000	320,310,615
U.S. Treasury Note		1.50	7-31-2016	30,000,000	30,251,314
U.S. Treasury Note		1.75	5-31-2016	50,000,000	50,408,258
U.S. Treasury Note		2.00	1-31-2016	110,000,000	110,493,708
U.S. Treasury Note		2.00	4-30-2016	30,000,000	30,249,480
U.S. Treasury Note		2.13	12-31-2015	335,000,000	336,084,469
U.S. Treasury Note		2.38	3-31-2016	50,000,000	50,421,550
U.S. Treasury Note		4.50	11-15-2015	280,000,000	280,435,965
U.S. Treasury Note		5.13	5-15-2016	170,000,000	174,376,797

Total Treasury Debt (Cost $9,173,788,471)					9,173,788,471

Total investments in securities (Cost $9,173,788,471)*	94.75%				9,173,788,471

Other assets and liabilities, net	5.25				507,878,594

Total net assets	100.00%				$9,681,667,065

(z)	Zero coupon security. The rate represents the current yield to maturity.
##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo 100% Treasury Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

1

Wells Fargo Government Money Market Fund	Portfolio of Investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt : 31.10%
FFCB ±	0.14%	4-8-2016	$20,000,000	$19,999,387
FFCB ±	0.15	4-22-2016	140,000,000	139,997,195
FFCB ±	0.15	11-5-2015	200,000,000	200,000,000
FFCB ±	0.15	11-18-2015	5,000,000	4,999,967
FFCB ±	0.16	11-2-2015	100,000,000	100,000,000
FFCB ±	0.16	9-23-2016	97,000,000	96,993,745
FFCB ±	0.17	3-18-2016	100,000,000	99,999,275
FFCB ±	0.17	11-30-2015	150,000,000	150,003,048
FFCB ±	0.18	5-26-2016	75,000,000	74,998,901
FFCB ±	0.18	5-11-2016	25,000,000	24,999,348
FFCB ±	0.19	9-25-2017	80,000,000	79,974,362
FFCB ±	0.20	2-26-2016	100,000,000	99,999,959
FFCB ±	0.20	2-23-2017	100,000,000	99,973,354
FFCB ±	0.20	5-5-2016	50,000,000	50,003,910
FFCB ±	0.20	8-31-2016	175,000,000	174,992,584
FFCB ±	0.21	1-19-2016	16,500,000	16,501,627
FFCB ±	0.21	11-2-2015	50,000,000	50,000,000
FFCB ±	0.21	3-29-2017	35,000,000	35,022,598
FFCB ±	0.21	7-8-2016	30,000,000	30,009,433
FFCB ±	0.22	1-15-2016	200,000,000	199,997,975
FFCB ±	0.22	8-26-2016	10,000,000	10,006,257
FFCB ±	0.22	10-28-2016	50,000,000	49,998,800
FFCB ±	0.22	7-26-2017	35,000,000	34,993,807
FFCB ±	0.23	5-15-2017	50,000,000	50,021,637
FFCB ±	0.23	7-25-2017	84,000,000	84,048,294
FFCB ±	0.23	2-16-2016	109,000,000	109,025,276
FFCB ±	0.23	9-9-2016	25,000,000	24,998,865
FFCB ±	0.24	6-19-2017	200,000,000	199,982,337
FFCB ±	0.24	10-10-2017	100,000,000	99,916,430
FFCB (z)	0.25	12-31-2015	25,000,000	24,989,757
FFCB (z)	0.26	3-8-2016	100,000,000	99,908,278
FFCB (z)	0.26	3-10-2016	100,000,000	99,906,833
FFCB	0.30	1-19-2016	50,000,000	50,010,220
FFCB ±	0.34	5-25-2016	14,250,000	14,257,130
FFCB (z)	0.40	7-15-2016	20,000,000	19,943,822
FFCB	0.40	2-1-2016	15,000,000	15,004,200
FFCB	4.88	12-16-2015	5,800,000	5,832,741
FHLB (z)	0.09	11-2-2015	43,700,000	43,700,000
FHLB (z)	0.11	11-20-2015	100,000,000	99,994,650
FHLB	0.11	11-24-2015	100,000,000	99,998,309
FHLB (z)	0.11	1-7-2016	100,000,000	99,979,833
FHLB (z)	0.11	1-13-2016	100,000,000	99,978,000
FHLB (z)	0.11	1-6-2016	100,000,000	99,979,958
FHLB	0.13	11-18-2015	14,000,000	14,000,137
FHLB (z)	0.13	1-5-2016	50,000,000	49,988,444
FHLB (z)	0.14	11-18-2015	462,785,000	462,756,687
FHLB (z)	0.14	1-4-2016	304,000,000	303,926,626
FHLB (z)	0.14	2-1-2016	100,000,000	99,964,611
FHLB ±	0.14	5-18-2016	50,000,000	50,000,000
FHLB ±	0.15	12-7-2015	50,000,000	49,999,151
FHLB (z)	0.15	12-8-2015	75,000,000	74,988,750
FHLB (z)	0.15	2-11-2016	200,000,000	199,915,833
FHLB ±	0.16	2-9-2016	37,750,000	37,749,453
FHLB	0.16	12-30-2015	30,000,000	29,996,951
FHLB	0.16	1-15-2016	100,000,000	99,991,193
FHLB	0.16	1-22-2016	125,000,000	124,993,403
FHLB	0.16	1-27-2016	75,000,000	74,994,007
FHLB (z)	0.16	11-6-2015	335,000,000	334,994,044
FHLB (z)	0.16	12-23-2015	100,000,000	99,977,333
FHLB ±	0.16	3-8-2016	50,000,000	50,000,000
FHLB (z)	0.17	12-2-2015	21,000,000	20,997,025
FHLB (z)	0.17	2-16-2016	100,000,000	99,949,944
FHLB ±	0.17	2-14-2017	135,000,000	134,953,208

1

Portfolio of Investments — October 31, 2015 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FHLB (z)	0.18%	1-20-2016	$50,000,000	$49,980,469
FHLB (z)	0.18	11-4-2015	47,400,000	47,399,526
FHLB (z)	0.18	11-25-2015	150,000,000	149,982,463
FHLB ±	0.19	7-1-2016	45,000,000	44,998,210
FHLB ±	0.19	2-17-2017	63,250,000	63,210,973
FHLB ±	0.19	7-6-2016	50,000,000	50,000,000
FHLB (z)	0.19	11-13-2015	50,000,000	49,997,113
FHLB	0.19	11-19-2015	8,000,000	8,000,323
FHLB (z)	0.19	12-9-2015	128,473,000	128,447,304
FHLB ±	0.20	3-17-2017	50,000,000	49,996,524
FHLB (z)	0.20	2-8-2016	50,000,000	49,972,778
FHLB (z)	0.22	1-29-2016	25,000,000	24,986,861
FHLB ±	0.22	12-9-2015	200,000,000	199,996,333
FHLB (z)	0.22	1-27-2016	100,000,000	99,947,444
FHLB ±	0.22	4-28-2016	150,000,000	150,000,000
FHLB (z)	0.23	12-11-2015	50,000,000	49,987,813
FHLB	0.23	12-18-2015	46,100,000	46,103,959
FHLB ±	0.24	3-22-2016	75,000,000	75,004,479
FHLB ±	0.24	12-23-2016	106,900,000	106,959,540
FHLB (z)	0.27	12-16-2015	150,000,000	149,950,500
FHLB (z)	0.28	12-18-2015	125,000,000	124,955,949
FHLB	0.33	2-18-2016	10,000,000	10,000,702
FHLB	0.38	12-30-2015	9,705,000	9,707,625
FHLB	0.38	2-19-2016	10,600,000	10,605,507
FHLB	0.50	11-20-2015	35,015,000	35,021,809
FHLB	5.00	12-21-2015	9,000,000	9,057,836
FHLMC (z)	0.09	12-2-2015	12,000,000	11,999,150
FHLMC ±	0.14	8-17-2016	100,000,000	100,000,000
FHLMC ±	0.15	8-24-2016	200,000,000	200,000,000
FHLMC ±	0.16	2-18-2016	150,000,000	149,993,231
FHLMC (z)	0.17	2-4-2016	100,000,000	99,955,611
FHLMC (z)	0.18	2-9-2016	100,000,000	99,951,875
FHLMC ±	0.19	9-16-2016	75,000,000	75,000,000
FHLMC (z)	0.19	2-25-2016	50,000,000	49,969,653
FHLMC (z)	0.20	3-3-2016	100,000,000	99,933,917
FHLMC ±	0.20	11-14-2016	100,000,000	99,983,998
FHLMC ±	0.20	4-20-2017	100,000,000	99,977,583
FHLMC (z)	0.20	2-24-2016	50,000,000	49,968,333
FHLMC ±	0.20	1-13-2017	150,000,000	149,981,660
FHLMC (z)	0.21	1-21-2016	37,872,000	37,854,235
FHLMC (z)	0.23	1-8-2016	50,000,000	49,978,597
FHLMC (z)	0.23	1-22-2016	75,000,000	74,961,188
FHLMC ±	0.23	4-27-2017	150,000,000	149,954,650
FHLMC (z)	0.24	1-5-2016	40,000,000	39,982,933
FHLMC (z)	0.25	1-26-2016	100,000,000	99,942,153
FHLMC (z)	0.25	1-27-2016	50,000,000	49,970,139
FHLMC	0.40	3-15-2016	51,853,000	51,877,416
FHLMC	0.45	11-24-2015	10,000,000	10,001,779
FHLMC	0.50	5-13-2016	10,385,000	10,392,932
FHLMC	4.75	11-17-2015	32,461,000	32,521,689
FHLMC	5.25	4-18-2016	38,730,000	39,603,902
FNMA (z)	0.13	11-18-2015	50,000,000	49,997,222
FNMA (z)	0.15	12-22-2015	100,000,000	99,979,167
FNMA ±	0.20	10-5-2017	130,000,000	129,961,771
FNMA ±	0.20	9-8-2017	100,000,000	99,981,291
FNMA ±	0.21	10-21-2016	200,000,000	199,992,694
FNMA ±	0.21	7-25-2016	10,900,000	10,905,317
FNMA ±	0.21	1-26-2017	193,000,000	193,021,197
FNMA ±	0.22	7-20-2017	50,000,000	49,995,592
FNMA ±	0.22	8-26-2016	30,000,000	30,018,723
FNMA (z)	0.22	1-5-2016	50,000,000	49,980,444
FNMA (z)	0.25	1-20-2016	25,000,000	24,986,285
FNMA (z)	0.26	2-2-2016	150,000,000	149,901,612
FNMA ±	0.34	2-4-2016	50,000,000	50,017,655
FNMA	0.38	12-21-2015	47,019,000	47,032,360

2

Wells Fargo Government Money Market Fund	Portfolio of Investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FNMA	0.50%	3-30-2016	$138,111,000	$138,229,468
FNMA ±	0.52	11-21-2016	19,250,000	19,316,779
FNMA	2.25	3-15-2016	120,172,000	121,049,214
FNMA	2.38	4-11-2016	92,712,000	93,547,036
FNMA	5.00	3-15-2016	101,883,000	103,656,028
Overseas Private Investment Corporation ±§	0.14	11-20-2019	10,000,000	10,000,000
Overseas Private Investment Corporation ±§	0.14	9-20-2022	7,000,000	7,000,000
Overseas Private Investment Corporation ±§	0.15	3-15-2024	5,821,047	5,821,047
Overseas Private Investment Corporation ±§	0.15	10-15-2027	94,000,000	94,000,000
Overseas Private Investment Corporation ±§	0.15	9-30-2031	12,633,960	12,633,960
Overseas Private Investment Corporation ±§	0.15	5-15-2033	6,180,451	6,180,451
Overseas Private Investment Corporation Series 1 ±§	0.15	9-30-2031	4,974,000	4,974,000
Overseas Private Investment Corporation Series 2 ±§	0.13	1-15-2021	6,571,425	6,571,425
Overseas Private Investment Corporation Series 2 ±§	0.14	10-10-2025	9,000,000	9,000,000
Overseas Private Investment Corporation Series 2 ±§	0.15	9-30-2031	11,639,160	11,639,160
Overseas Private Investment Corporation Series 4 ±§	0.14	1-15-2021	5,638,400	5,638,400
Overseas Private Investment Corporation Series 4 ±§	0.15	9-30-2031	6,764,640	6,764,640
Overseas Private Investment Corporation Series 5 ±§	0.15	9-30-2031	6,963,600	6,963,600
Overseas Private Investment Corporation Series 6 ±§	0.15	9-30-2031	6,963,600	6,963,600
Overseas Private Investment Corporation Series 7 ±§	0.15	9-30-2031	3,979,200	3,979,200
Overseas Private Investment Corporation Series 8 ±§	0.15	9-30-2031	14,922,000	14,922,000
Overseas Private Investment Corporation Series 9 ±§	0.15	9-30-2031	4,675,560	4,675,560

Total Government Agency Debt (Cost $11,306,404,464)				11,306,404,464

Municipal Obligations : 0.22%

California : 0.01%

Variable Rate Demand Notes ø: 0.01%
Association of Bay Area Governments California Finance Authority Housing Gaia Building Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	9-15-2032	260,000	260,000
California Statewide CDA Valley Palms Apartments Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	5-15-2035	1,680,000	1,680,000
San Francisco CA City & County Redevelopment Agency Multi-Family Revenue (Other Revenue LOC) (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	6-15-2034	2,600,000	2,600,000

				4,540,000

Florida : 0.00%

Variable Rate Demand Note ø: 0.00%
Orange County FL HFA Glenn Apartments Series D (Housing Revenue, FNMA LOC)	0.15	7-15-2034	240,000	240,000

New Hampshire : 0.01%

Variable Rate Demand Note ø: 0.01%
New Hampshire HFA (Housing Revenue, FNMA Insured, FNMA LIQ)	0.20	4-15-2016	2,700,000	2,700,000

New York : 0.16%

Variable Rate Demand Notes ø: 0.16%
New York HFA 38th Street Series B (Housing Revenue, FNMA LIQ)	0.13	5-15-2033	5,700,000	5,700,000
New York HFA North End Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	11-15-2036	2,500,000	2,500,000
New York HFA Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	5-15-2033	10,200,000	10,200,000

3

Portfolio of Investments — October 31, 2015 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New York HFA Tribeca Park Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09%	11-15-2029	$1,200,000	$1,200,000
New York HFA Tribeca Park Housing Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	11-15-2029	2,000,000	2,000,000
New York HFA West 33rd Street Housing Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	11-15-2036	2,100,000	2,100,000
New York NY Housing Development Corporation 155 West 21st Street Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	11-15-2037	6,200,000	6,200,000
New York NY Housing Development Corporation 201 Pearl Street Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	10-15-2041	13,855,000	13,855,000
New York NY Housing Development Corporation 90 West Street Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	3-15-2036	8,000,000	8,000,000
New York NY Housing Development Corporation Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	11-15-2031	3,700,000	3,700,000
New York NY Housing Development Corporation Westport Development Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	6-15-2034	4,300,000	4,300,000

				59,755,000

Washington : 0.02%

Variable Rate Demand Notes ø: 0.02%
Washington Housing Finance Commission Brittany Park Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	11-1-2021	1,430,000	1,430,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	12-15-2036	2,690,000	2,690,000
Washington Housing Finance Commission Highland Park Apartments Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.20	7-15-2038	930,000	930,000
Washington Housing Finance Commission Rolling Hills Apartments Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.19	6-15-2037	1,295,000	1,295,000

				6,345,000

Wisconsin : 0.02%

Variable Rate Demand Note ø: 0.02%
Wisconsin PFA Affinity At Monterrey Project (Housing Revenue, East West Bank LOC)	0.17	8-1-2048	6,200,000	6,200,000

Total Municipal Obligations (Cost $79,780,000)				79,780,000

Repurchase Agreements ^^: 67.38%
Bank of America Corporation, dated 10-30-2015, maturity value $1,120,007,467 (1)	0.08	11-2-2015	1,120,000,000	1,120,000,000
Bank of Nova Scotia, dated 10-30-2015, maturity value $950,006,333 (2)	0.08	11-2-2015	950,000,000	950,000,000
BNP Paribas Securities Corporation, dated 10-30-2015, maturity value $1,000,007,500 (3)	0.09	11-2-2015	1,000,000,000	1,000,000,000
BNP Paribas Securities Corporation, dated 10-30-2015, maturity value $250,001,667 (4)	0.08	11-2-2015	250,000,000	250,000,000
Citibank NA, dated 10-29-2015, maturity value $250,004,375 (5)	0.09	11-5-2015	250,000,000	250,000,000
Citibank NA, dated 10-30-2015, maturity value $250,002,083 (6)	0.10	11-2-2015	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 10-27-2015, maturity value $250,004,375 (7)	0.09	11-3-2015	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 10-30-2015, maturity value $500,004,167 (8)	0.10	11-2-2015	500,000,000	500,000,000
Credit Agricole SA, dated 10-30-2015, maturity value $260,001,950 (9)	0.09	11-2-2015	260,000,000	260,000,000
Credit Agricole SA, dated 10-30-2015, maturity value $885,005,163 (10)	0.07	11-2-2015	885,000,000	885,000,000
Credit Suisse Securities, dated 10-23-2015, maturity value $500,060,278 (11) (i)	0.14	11-23-2015	500,000,000	500,000,000
Credit Suisse Securities, dated 10-28-2015, maturity value $500,007,778 (12)	0.08	11-4-2015	500,000,000	500,000,000

4

Wells Fargo Government Money Market Fund	Portfolio of Investments — October 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^ (continued)
Credit Suisse Securities, dated 10-30-2015, maturity value $1,000,007,500 (13)		0.09%	11-2-2015	$1,000,000,000	$1,000,000,000
Credit Suisse Securities, dated 10-30-2015, maturity value $1,250,011,458 (14)		0.11	11-2-2015	1,250,000,000	1,250,000,000
Federal Reserve Bank of New York, dated 10-30-2015, maturity value $11,375,047,396 (15)		0.05	11-2-2015	11,375,000,000	11,375,000,000
Goldman Sachs & Company, dated 10-30-2015, maturity value $100,000,583 (16)		0.07	11-2-2015	100,000,000	100,000,000
HSBC Securities, dated 10-30-2015, maturity value $300,002,000 (17)		0.08	11-2-2015	300,000,000	300,000,000
JPMorgan Securities, dated 10-30-2015, maturity value $250,001,667 (18)		0.08	11-2-2015	250,000,000	250,000,000
Merrill Pierce Fenner Smith Incorporated, dated 10-30-2015, maturity value $100,000,667 (19)		0.08	11-2-2015	100,000,000	100,000,000
Merrill Pierce Fenner Smith Incorporated, dated 10-30-2015, maturity value $250,001,458 (20)		0.07	11-2-2015	250,000,000	250,000,000
RBC Capital Markets, dated 10-30-2015, maturity value $60,000,500 (21)		0.10	11-2-2015	60,000,000	60,000,000
RBC Capital Markets, dated 9-22-2015, maturity value $500,068,750 (22) (i)		0.11	11-6-2015	500,000,000	500,000,000
Societe Generale, dated 10-28-2015, maturity value $100,001,361 (23)		0.07	11-4-2015	100,000,000	100,000,000
Societe Generale, dated 10-29-2015, maturity value $250,003,889 (24)		0.08	11-5-2015	250,000,000	250,000,000
Societe Generale, dated 10-30-2015, maturity value $1,200,021,000 (25)		0.09	11-6-2015	1,200,000,000	1,200,000,000
Societe Generale, dated 10-30-2015, maturity value $500,004,583 (26)		0.11	11-2-2015	500,000,000	500,000,000
TD Securities, dated 10-30-2015, maturity value $550,004,583 (27)		0.10	11-2-2015	550,000,000	550,000,000

Total Repurchase Agreements (Cost $24,500,000,000)					24,500,000,000

Total investments in securities (Cost $35,886,184,464)*	98.70%				35,886,184,464

Other assets and liabilities, net	1.30				473,546,325

Total net assets	100.00%				$36,359,730,789

±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
§	The security is subject to a demand feature which reduces the effective maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(i)	Illiquid security
^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 4.00%, 2-1-2042 to 4-1-2045, fair value including accrued interest is $1,153,600,000.
(2)	U.S. government securities, 1.99% to 6.50%, 2-1-2023 to 4-20-2062, fair value including accrued interest is $978,500,000.
(3)	U.S. government securities, 3.50%, 8-20-2042 to 9-20-2042, fair value including accrued interest is $1,020,075,970.
(4)	U.S. government securities, 0.75% to 3.88%, 7-18-2016 to 2-15-2045, fair value including accrued interest is $255,000,047.
(5)	U.S. government securities, 2.30% to 6.23%, 12-3-2015 to 7-15-2047, fair value including accrued interest is $255,000,003.
(6)	U.S. government securities, 0.00% to 3.63%, 11-12-2015 to 2-15-2044, fair value including accrued interest is $255,000,001.
(7)	U.S. government securities, 0.13% to 4.50%, 4-1-2016 to 10-20-2045, fair value including accrued interest is $257,488,523.
(8)	U.S. government securities, 0.09% to 7.00%, 4-30-2017 to 10-20-2045, fair value including accrued interest is $514,974,678.
(9)	U.S. government securities, 0.63% to 5.00%, 11-23-2016 to 3-1-2045, fair value including accrued interest is $267,167,645.
(10)	U.S. government securities, 0.13% to 4.00%, 12-31-2018 to 10-31-2021, fair value including accrued interest is $902,700,016.
(11)	U.S. government securities, 3.50% to 5.00%, 2-1-2041 to 4-1-44, fair value including accrued interest is $515,000,637.
(12)	U.S. government securities, 3.50% to 4.50%, 9-1-2035 to 3-1-2045, fair value including accrued interest is $515,003,472.
(13)	U.S. government securities, 0.88% to 3.75%, 1-31-2017 to 11-15-2043, fair value including accrued interest is $1,020,001,124.
(14)	U.S. government securities, 3.00% to 6.00%, 10-1-2020 to 3-1-2045, fair value including accrued interest is $1,287,503,187
(15)	U.S. government securities, 1.00% to 6.13%, 11-30-2018 to 8-15-2043, fair value including accrued interest is $11,375,047,446.
(16)	U.S. government securities, 3.00% to 4.00%, 9-1-2029 to 7-1-2045, fair value including accrued interest is $103,000,001.

5

Portfolio of Investments — October 31, 2015 (unaudited)	Wells Fargo Government Money Market Fund

(17)	U.S. government securities, 2.50% to 6.50%, 6-1-2024 to 9-1-2045, fair value including accrued interest is $309,001,489.
(18)	U.S. government securities, 4.00% to 6.00%, 11-1-2017 to 6-1-2041, fair value including accrued interest is $257,502,529.
(19)	U.S. government securities, 3.50% to 4.00%, 10-20-2045 to 10-20-2045, fair value including accrued interest is $103,000,001.
(20)	U.S. government securities, 0.00% to 10.70%, 11-2-2015 to 9-15-2060, fair value including accrued interest is $255,000,012.
(21)	U.S. government securities, 1.40% to 5.72%, 6-1-2019 to 6-1-2046, fair value including accrued interest is $61,800,000.
(22)	U.S. government securities, 2.44% to 5.50%, 9-1-2028 to 10-20-2045, fair value including accrued interest is $515,000,000.
(23)	U.S. government securities, 1.75% to 7.50%, 3-31-2022 to 11-15-2042, fair value including accrued interest is $102,000,011.
(24)	U.S. government securities, 0.73% to 8.75%, 10-31-2016 to 11-15-2044, fair value including accrued interest is $255,000,002.
(25)	U.S. government securities, 0.25% to 2.38%, 2-15-2015 to 1-15-2027, fair value including accrued interest is $1,224,000,028.
(26)	U.S. government securities, 1.85% to 8.75%, 11-1-2017 to 10-20-2045, fair value including accrued interest is $514,266,898.
(27)	U.S. government securities, 1.38% to 4.50%, 9-30-2018 to 6-1-2045, fair value including accrued interest is $566,469,161.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

CDA	Community Development Authority
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PFA	Public Finance Authortiy

6

Wells Fargo Government Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.70%

Alabama : 0.51%

Variable Rate Demand Notes ø: 0.51%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.17%	8-1-2041	$7,900,000	$7,900,000
Mobile AL IDA Board High Providence LLC Project Series 2006 (Industrial Development Revenue, Whitney National Bank LOC)	0.03	8-1-2031	6,000,000	6,000,000

				13,900,000

Arizona : 1.88%

Variable Rate Demand Notes ø: 1.88%
Mesa AZ Excise Tax Revenue Obligation Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-69 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.07	7-1-2020	10,135,000	10,135,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.01	7-1-2024	11,405,000	11,405,000
Phoenix AZ IDA Health Care Facilities Mayo Clinic Series 2014A (Health Revenue, Bank of America NA SPA)	0.01	11-15-2052	30,000,000	30,000,000

				51,540,000

California : 8.13%

Other Municipal Debt : 0.71%
Bay Area CA Toll Authority San Francisco Bay Area Series F (Transportation Revenue) §	5.00	4-1-2031	7,000,000	7,138,750
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	2.00	6-30-2016	6,750,000	6,824,594
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	5.00	6-30-2016	5,350,000	5,518,143

				19,481,487

Variable Rate Demand Notes ø: 7.42%
ABAG Finance Authority for Nonprofit Corporations California Lakeside Village Apartments Series A (Housing Revenue, FHLMC LIQ)	0.01	10-1-2046	2,000,000	2,000,000
ABAG Finance Authority for Nonprofit Corporations California Menlo School Series 2003 (Education Revenue, Northern Trust Company LOC)	0.02	9-1-2033	12,500,000	12,500,000
California CDA Motion Picture & Television Fund Series 2001A (Health Revenue, Northern Trust Company LOC)	0.04	3-1-2031	21,430,000	21,430,000
California Deutsche Bank SPEAR/LIFER Trust Series DBE-364 (Miscellaneous Revenue, AGM/FGIC/Ambac Insured, Deutsche Bank LIQ) 144A	0.26	6-1-2047	17,025,000	17,025,000
California HFFA Children’s Hospital of Orange County Series C (Health Revenue, U.S. Bank NA LOC)	0.01	11-1-2038	9,775,000	9,775,000
California JPMorgan Chase PUTTER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.05	7-1-2024	19,000,000	19,000,000
California PCFA Pacific Gas & Electric Project Series C (Utilities Revenue, JPMorgan Chase & Company LOC)	0.01	11-1-2026	4,900,000	4,900,000
California PCFA Pacific Gas & Electric Project Series E (Utilities Revenue, JPMorgan Chase & Company LOC)	0.01	11-1-2026	1,300,000	1,300,000
California Statewide CDA Morgan Stanley Series 3102 Sutter Health Series 2005A, 2005B & 2008C (Health Revenue, Credit Suisse LIQ) 144A	0.01	11-15-2048	14,446,526	14,446,526
California University Systemwide Series 2015A - Tender Option Bond Trust Receipt Series 2015-ZM0090 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.02	5-1-2023	5,180,000	5,180,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-247 (Tax Revenue, FGIC Insured, Deutsche Bank LIQ) 144A	0.12	12-1-2030	11,660,000	11,660,000

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02%	12-1-2026	$5,500,000	$5,500,000
Northern California Power Agency Hydroelectric Project Series A (Utilities Revenue, Bank of Montreal LOC)	0.01	7-1-2032	20,000,000	20,000,000
Oakland CA Joint Powers Financing Authority Series A (Housing Revenue, Citibank NA LOC)	0.02	7-1-2033	10,100,000	10,100,000
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.02	11-1-2039	2,700,000	2,700,000
San Francisco City & County CA RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.02	12-1-2017	15,000,000	15,000,000
San Mateo County CA Community College CAB Series B (Education Revenue, National Insured, Deutsche Bank LIQ) 144A	0.26	9-1-2036	29,290,000	29,290,000
Santa Clara Valley CA Transportation Authority 2000 Measure A Sales Tax Revenue Bonds Series 2008-B (Tax Revenue, Sumitomo Mitsui Banking SPA)	0.01	4-1-2036	2,250,000	2,250,000

				204,056,526

Colorado : 3.89%

Other Municipal Debt : 0.44%
Arapahoe County CO School District #5 Cherry Creek Series 2012 (GO Revenue)	3.00	12-15-2015	1,625,000	1,630,552
Arapahoe County CO School District #5 Cherry Creek Series 2012-B (GO Revenue)	2.00	12-15-2015	1,500,000	1,503,340
Colorado Certificate of Participation University of Colorado Denver Health Science Center Fitzsimons Academic Series B (Lease Revenue, National Insured)	5.00	11-1-2015	1,300,000	1,300,000
Colorado HCFR Covenant Retirement Community Incorporated Series 2005 (Health Revenue) §	5.00	12-1-2035	6,300,000	6,324,514
Denver City & County CO Board Water Commissioners Series 2005 (Water & Sewer Revenue, AGM Insured) §	5.00	12-1-2022	1,300,000	1,305,019

				12,063,425

Variable Rate Demand Notes ø: 3.45%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.15	10-1-2037	3,125,000	3,125,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2015-7WE (Health Revenue, Barclays Bank plc LOC) 144A	0.16	8-1-2018	23,895,000	23,895,000
Colorado Health Facilities Authority Health System Series 2013A Citigroup ROC RR-II-R-14085 (Health Revenue, Citibank NA LIQ) 144A	0.03	1-1-2022	4,600,000	4,600,000
Colorado MidCities Metropolitan District #1 Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.11	12-1-2031	9,950,000	9,950,000
Colorado MidCities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC)	0.11	12-1-2020	6,020,000	6,020,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2015-XF1031 (Lease Revenue, Deutsche Bank LIQ) 144A	0.16	6-1-2044	34,025,000	34,025,000
Denver City & County CO Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.16	11-15-2025	10,155,000	10,155,000
Southeast Colorado Public Improvement Metropolitan District Series 2004 (GO Revenue, U.S. Bank NA LOC)	0.02	11-15-2034	3,135,000	3,135,000

				94,905,000

Connecticut : 0.10%

Other Municipal Debt : 0.10%
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series 2009-A (Tax Revenue)	5.00	12-1-2015	2,800,000	2,810,668

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
District of Columbia : 0.13%

Variable Rate Demand Note ø: 0.13%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007A (Miscellaneous Revenue, Manufacturers & Traders LOC)	0.06%	7-1-2032	$3,600,000	$3,600,000

Florida : 9.30%

Other Municipal Debt : 2.05%
Charlotte County FL School District TAN (GO Revenue)	1.00	3-31-2016	13,700,000	13,747,950
Collier County FL School Board Certificate of Participation Series 2006 (Miscellaneous Revenue, AGM Insured) §	5.00	2-15-2023	2,000,000	2,027,489
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.04	11-12-2015	9,765,000	9,765,000
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.04	11-17-2015	5,200,000	5,200,000
JEA Florida Electric System Series 2000-F1 (Utilities Revenue)	0.03	11-5-2015	25,600,000	25,600,000

				56,340,439

Variable Rate Demand Notes ø: 7.25%
Florida Department of Environmental Protection Everglades Restoration Series A (Tax Revenue, AGM Insured)	0.03	7-1-2027	23,775,000	23,775,000
Florida Department of Environmental Protection Everglades Restoration Series B (Tax Revenue, AGM Insured)	0.04	7-1-2027	18,340,000	18,340,000
Florida Gulf Coast University Financing Corporation Parking Project Series 2009A (Education Revenue, Harris NA LOC)	0.02	2-1-2039	7,115,000	7,115,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue)	0.01	11-15-2032	1,700,000	1,700,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2006C (Health Revenue, Bank of America NA LIQ) 144A	0.04	11-15-2036	8,595,000	8,595,000
Miami-Dade County FL Expressway Authority Toll System Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1156 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.16	7-1-2025	12,740,000	12,740,000
Orange County FL Sales Tax Revenue Series 2012B Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-43 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.02	1-1-2020	5,115,000	5,115,000
Orange County FL School Board Certificate of Participation Series 2009A (Miscellaneous Revenue, AGM Insured, Morgan Stanley Bank LIQ) 144A	0.14	8-1-2034	2,000,000	2,000,000
Orlando FL Utilities Commission System Series 2011A (Utilities Revenue) (i)	0.19	10-1-2027	13,490,000	13,490,000
Orlando FL Utilities Commission System Series 2015B (Utilities Revenue, TD Bank NA SPA)	0.01	10-1-2039	12,755,000	12,755,000
Palm Beach County FL Children’s Home Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.08	5-1-2038	3,580,000	3,580,000
Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.02	8-1-2028	3,955,000	3,955,000
Sarasota County FL Planned Parenthood Incorporated Project Series 2007 (Health Revenue, BMO Harris Bank NA LOC)	0.01	10-1-2041	5,990,000	5,990,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.21	11-15-2033	8,400,000	8,400,000
West Palm Beach FL Utilities Systems Series 2008C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.04	10-1-2038	71,590,000	71,590,000

				199,140,000

Georgia : 0.94%

Variable Rate Demand Notes ø: 0.94%
Atlanta GA Development Authority Perkins Will Incorporated Project Series 2010 (Industrial Development Revenue, Harris NA LOC)	0.03	11-1-2030	6,650,000	6,650,000

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Gwinnett County GA Development Authority Certificate of Participation Public School Project Series 2006 Clipper Tax-Exempt Certified Trust Series 2009-41 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.02%	1-1-2016	$8,795,000	$8,795,000
Metropolitan Atlanta Rapid Transit Authority Series P (Tax Revenue, Societe Generale LOC, Ambac Insured) 144A	0.01	7-1-2020	10,330,000	10,330,000

				25,775,000

Hawaii : 0.28%

Other Municipal Debt : 0.04%
Hawaii Series 2011-ED (GO Revenue)	5.00	12-1-2015	1,000,000	1,003,825

Variable Rate Demand Note ø: 0.24%
Honolulu City & County HI Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-62 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.02	11-1-2020	6,665,000	6,665,000

Illinois : 2.73%

Variable Rate Demand Notes ø: 2.73%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, Harris NA LOC)	0.02	3-1-2035	12,000,000	12,000,000
Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	0.10	7-1-2023	4,200,000	4,200,000
DuPage & Will Counties IL Community School District #204 Indian Prairie School Building Series A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-26 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.03	6-30-2016	5,765,000	5,765,000
Illinois Development Finance Authority Cook Communications Ministries Project Series 2002 (Miscellaneous Revenue, Bank of America NA LOC)	0.15	3-1-2017	4,500,000	4,500,000
Illinois Development Finance Authority Presbyterian Homes Two Arbor Lane Project Series 2001 (Health Revenue, Northern Trust Company LOC)	0.01	4-1-2035	4,500,000	4,500,000
Illinois Educational Facilities Authority Chicago Zoological Society Brookfield Zoo Project Series 1995B (Miscellaneous Revenue, Northern Trust Company LOC)	0.01	12-15-2025	5,000,000	5,000,000
Illinois Educational Facilities Authority Newberry Library Project Series 1988 (Miscellaneous Revenue, Northern Trust Company LOC)	0.01	3-1-2028	600,000	600,000
Illinois Finance Authority Advocate Health Care Network Series 2011B (Health Revenue) (i)	0.21	4-1-2051	9,500,000	9,500,000
Illinois Finance Authority University of Chicago Tender Option Bond Trust Receipts/Certificates Series 2015-XF2160 (Education Revenue) 144A	0.04	10-1-2046	7,000,000	7,000,000
Illinois Finance Authority Village of Oak Park Residence Corporation Project Series 2006 (Housing Revenue, PNC Bank NA LOC)	0.03	9-1-2046	4,000,000	4,000,000
Illinois Tender Option Bond Trust Receipts/Certificates Series XM0078 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.04	7-1-2023	10,365,000	10,365,000
Illinois Toll Highway Authority Series 2014D Tender Option Bond Trust Series 2015-XM0031 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.04	1-1-2022	4,165,000	4,165,000
Yorkville Kendall County IL Special Service Area #2003-101 Windett Ridge Project JPMorgan PUTTER Series 4380 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.16	3-1-2023	3,525,000	3,525,000

				75,120,000

Indiana : 1.72%

Other Municipal Debt : 0.48%
Indiana Bond Bank Advance Funding Program Notes Series 2015-A (Miscellaneous Revenue)	2.00	1-5-2016	13,300,000	13,341,137

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø: 1.24%
Indiana Certificates of Participation Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.04%	7-1-2023	$26,140,000	$26,140,000
Spencer County IN American Iron Oxide Company Project Series 1999 (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC)	0.14	9-1-2018	7,900,000	7,900,000

				34,040,000

Iowa : 2.20%

Variable Rate Demand Notes ø: 2.20%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.03	6-1-2039	58,100,000	58,100,000
Iowa Finance Authority Multifamily Housing Series 2006 Austin Trust Various Certificates Series 2007-1011 (Housing Revenue, Bank of America NA LIQ) 144A	0.06	7-1-2041	2,395,000	2,395,000

				60,495,000

Kansas : 0.33%

Variable Rate Demand Note ø: 0.33%
Kansas Development Finance Authority Adventist Health Sunbelt Obligated Group Series 2009C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-11 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.02	11-15-2038	9,000,000	9,000,000

Kentucky : 1.10%

Other Municipal Debt : 0.23%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2015-D1 (Water & Sewer Revenue)	1.25	7-1-2016	6,300,000	6,334,033

Variable Rate Demand Notes ø: 0.87%
Fort Mitchell KY League of Cities Funding Trust Program Series 2002-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.02	10-1-2032	5,630,000	5,630,000
Kentucky Infrastructure Authority Wastewater & Drinking Water Revolving Fund Series 2015A Morgan Stanley Series 2015-XF2109 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.07	2-1-2026	7,190,000	7,190,000
Kentucky Municipal Power Agency Prairie Project Series 2007A Solar Eclipse Series 2007-0107 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.01	9-1-2032	3,700,000	3,700,000
Williamstown KY League of Cities Funding Trust Lease Series 2008A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.02	7-1-2038	4,235,000	4,235,000
Williamstown KY League of Cities Funding Trust Lease Series 2008B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.02	12-1-2038	3,220,000	3,220,000

				23,975,000

Louisiana : 0.40%

Variable Rate Demand Notes ø: 0.40%
Louisiana HFA The Reserve at Jefferson Crossing Series 2008 (Housing Revenue, FHLMC LOC)	0.04	7-1-2040	4,095,000	4,095,000
Louisiana PFA Pollution Control Allied Signal Incorporated Project Series 1992 (Industrial Development Revenue)	0.03	8-1-2017	6,815,000	6,815,000

				10,910,000

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Maryland : 3.81%

Other Municipal Debt : 1.58%
Maryland University System Auxiliary Facilities & Tuition Revenue Bonds Series 2014-A (Education Revenue)	5.00%	4-1-2016	$3,270,000	$3,335,364
Montgomery County MD Construction Public Improvement BAN Series 2010 A (GO Revenue)	0.02	11-4-2015	40,000,000	40,000,000

				43,335,364

Variable Rate Demand Notes ø: 2.23%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005A (Education Revenue, Manufacturers & Traders LOC)	0.06	12-3-2035	1,480,000	1,480,000
Maryland HEFA University of Maryland Medical System Issue Series 2008-E (Health Revenue, Bank of Montreal LOC)	0.01	7-1-2041	8,200,000	8,200,000
Maryland HEFA University of Maryland Medical System Series-D (Health Revenue, TD Bank NA LOC)	0.01	7-1-2041	2,700,000	2,700,000
Maryland Industrial Development Financing Authority Occidental Pete Corporation Series 2010 (Industrial Development Revenue)	0.10	3-1-2030	39,885,000	39,885,000
Maryland Transportation Authority Austin Trust Series 1152 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.06	7-1-2041	9,000,000	9,000,000

				61,265,000

Massachusetts : 4.22%

Other Municipal Debt : 2.65%
Massachusetts RAN Series A (GO Revenue)	2.00	4-27-2016	35,000,000	35,317,677
Massachusetts School Building Authority TAN Series A (Education Revenue)	0.04	12-3-2015	37,600,000	37,600,000

				72,917,677

Variable Rate Demand Notes ø: 1.57%
Clipper Tax-Exempt Certificate Trust Series 2009-69 (Tax Revenue, State Street Bank & Trust Company LIQ)	0.04	7-1-2027	5,000,000	5,000,000
Massachusetts Development Finance Agency Cushing Academy Issue Series 2004 (Education Revenue, TD Bank NA LOC)	0.01	3-1-2034	10,800,000	10,800,000
Massachusetts Housing Finance Agency Princeton Westford Project Series 2015A (Housing Revenue, Bank of America NA LOC)	0.01	1-1-2034	4,700,000	4,700,000
University of Massachusetts Building Authority Series 2011-2 (Education Revenue) (i)	0.21	11-1-2034	13,600,000	13,600,000
University of Massachusetts Building Authority Series A (Education Revenue, Barclays Bank plc SPA)	0.03	5-1-2038	9,000,000	9,000,000

				43,100,000

Michigan : 3.59%

Variable Rate Demand Notes ø: 3.59%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.16	7-1-2018	21,600,000	21,600,000
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.01	6-1-2034	1,935,000	1,935,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.19	11-15-2047	4,750,000	4,750,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.19	11-15-2047	1,000,000	1,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Hospital Revenue)	0.19	11-15-2047	1,000,000	1,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Hospital Revenue)	0.19	11-15-2049	300,000	300,000

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Michigan Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.02%	6-1-2020	$3,900,000	$3,900,000
Michigan Housing Development Authority Rental Housing Series 2012D Deutsche Bank SPEAR/LIFER Trust Series DBE-1121 (Housing Revenue, Deutsche Bank LIQ) 144A	0.16	10-1-2042	5,270,000	5,270,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.03	1-1-2032	29,600,000	29,600,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2003 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.03	1-1-2032	27,455,000	27,455,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2006 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.03	1-1-2035	1,955,000	1,955,000

				98,765,000

Minnesota : 5.03%

Other Municipal Debt : 1.13%
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2014 (Water & Sewer Revenue)	1.00	12-1-2015	4,950,000	4,952,958
St. Paul MN Housing & RDA Hospital Facilities Healtheast Project Series 2005 (Health Revenue) §	6.00	11-15-2030	3,500,000	3,506,977
St. Paul MN Housing & RDA Hospital Facilities Healtheast Project Series 2005 (Health Revenue) §	6.00	11-15-2035	1,700,000	1,703,462
St. Paul MN Metropolitan Council Grant Anticipation Notes Series 2012-G (GO Revenue)	1.00	3-1-2016	21,000,000	21,012,501

				31,175,898

Variable Rate Demand Notes ø: 3.90%
Bloomington MN Bristol Village Apartments Project Series 2002A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	11-15-2032	10,805,000	10,805,000
Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC LIQ)	0.02	7-1-2038	5,385,000	5,385,000
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.01	10-15-2033	1,375,000	1,375,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project Series 2009 (Resource Recovery Revenue, CoBank LOC)	0.02	12-1-2021	4,165,000	4,165,000
Eden Prairie MN Eden Glen Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	2-15-2031	1,815,000	1,815,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	8-15-2038	4,100,000	4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	5-15-2035	9,235,000	9,235,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	0.01	3-1-2029	2,340,000	2,340,000
Minneapolis & St. Paul MN Metropolitan Airport Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.14	1-1-2035	6,000,000	6,000,000
Minnesota HEFAR Carleton College Series 5G (Education Revenue, JPMorgan Chase & Company SPA)	0.03	11-1-2029	22,100,000	22,100,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.02	4-1-2027	2,255,000	2,255,000
Minnesota HEFAR MacAlester College Series 3-Z (Education Revenue)	0.06	3-1-2024	6,310,000	6,310,000
Minnesota HEFAR MacAlester College Series 5-Q (Education Revenue)	0.06	3-1-2033	5,110,000	5,110,000

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.02%	11-1-2035	$8,900,000	$8,900,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.01	9-15-2031	2,865,000	2,865,000
Spring Lake Park MN Senior Housing Oak Crest Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	2-15-2033	1,295,000	1,295,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.01	10-1-2035	11,800,000	11,800,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC LIQ)	0.01	8-1-2034	1,345,000	1,345,000

				107,200,000

Mississippi : 1.57%

Variable Rate Demand Notes ø: 1.57%
Mississippi Business Finance Corporation Gulf Opportunity Zone Chevron USA Incorporated Project Series 2011E (Industrial Development Revenue)	0.01	11-1-2035	9,600,000	9,600,000
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.01	11-1-2018	33,460,000	33,460,000

				43,060,000

Missouri : 1.07%

Other Municipal Debt : 0.90%
Missouri HEFAR Series 2014 (Health Revenue)	0.06	11-10-2015	10,500,000	10,500,000
Missouri HEFAR Series 2014-C (Health Revenue)	0.05	12-3-2015	14,100,000	14,100,000

				24,600,000

Variable Rate Demand Notes ø: 0.17%
St. Louis County MO IDA Heatherbrook Gardens Apartment Project Series 1992 (Housing Revenue, U.S. Bank NA LOC)	0.09	3-1-2022	1,765,000	1,765,000
St. Louis County MO Sewer District Wastewater System Series 2013B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.14	5-1-2043	3,000,000	3,000,000

				4,765,000

Nebraska : 0.36%

Variable Rate Demand Notes ø: 0.36%
Douglas County NE Hospital Authority #3 Tender Option Bond Trust Receipts Series 2015-XF1042 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.22	11-1-2048	6,495,000	6,495,000
Lincoln NE Electric System Revenue Series 1995 (Utilities Revenue)	0.04	11-9-2015	3,300,000	3,300,000

				9,795,000

Nevada : 0.30%

Variable Rate Demand Note ø: 0.30%
Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.05	3-1-2036	8,225,000	8,225,000

New Hampshire : 0.62%

Variable Rate Demand Notes ø: 0.62%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.01	6-1-2039	6,280,000	6,280,000

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New Hampshire HEFA FHA Insured Mortgage Revenue Series 2009 PUTTER Series 2015-XF0037 (Health Revenue, FHA Insured, TD Bank NA LIQ) 144A	0.09%	10-1-2017	$10,785,000	$10,785,000

				17,065,000

New Jersey : 0.98%

Variable Rate Demand Notes ø: 0.98%

New Jersey EDA Motor Vehicle Surcharges Series 2004A Austin Trust Various Certificates B (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ)	0.06	7-1-2026	2,190,000	2,190,000
New Jersey Educational Facilities Authority Defense Analyses Issue Series 2000D (Miscellaneous Revenue, Branch Banking & Trust LOC, Ambac Insured)	0.01	10-1-2030	3,600,000	3,600,000
New Jersey TTFA Clipper Tax-Exempt Certificates Trust Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.02	12-15-2023	5,750,000	5,750,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.17	1-1-2038	15,505,000	15,505,000

				27,045,000

New York : 6.60%

Other Municipal Debt : 0.45%
New York Dormitory Authority Series 2014-C (Tax Revenue)	4.00	6-15-2016	4,085,000	4,180,165
New York Thruway Authority Second Generation Highway & Bridge Trust Fund Series A (Miscellaneous Revenue, Ambac Insured)	5.00	4-1-2016	8,200,000	8,361,866

				12,542,031

Variable Rate Demand Notes ø: 6.15%
Metropolitan New York Transportation Authority Series 2002G-1 (Transportation Revenue, TD Bank NA LOC)	1.00	11-1-2026	3,270,000	3,270,000
Metropolitan New York Transportation Authority Series 2015E-4 (Transportation Revenue, Bank of the West LOC)	0.02	11-15-2045	7,000,000	7,000,000
Metropolitan New York Transportation Authority Series 2015E-5 (Transportation Revenue, U.S. Bank NA LOC)	0.01	11-15-2045	10,000,000	10,000,000
New York City NY Municipal Authority Fiscal 2016 Sub Series AA-2 (Water & Sewer Revenue, PNC Bank NA SPA)	0.01	6-15-2048	14,300,000	14,300,000
New York City NY Municipal Water Finance Authority (Water & Sewer Revenue, Bank of Tokyo-Mitsubishi SPA)	0.01	6-15-2046	25,500,000	25,500,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.03	11-15-2026	25,000,000	25,000,000
New York HFA Series 2014-A (Housing Revenue, Bank of China LOC)	0.02	5-1-2048	13,500,000	13,500,000
New York NY Fiscal 2006 Series I Sub Series I-6 (GO Revenue, Bank of New York Mellon LOC)	0.01	4-1-2036	785,000	785,000
New York NY Fiscal Series 2004-H-1 (GO Revenue, Bank of New York Mellon LOC)	0.01	3-1-2034	1,590,000	1,590,000
New York NY Housing Development Corporation Multifamily Housing Series 2015F (Water & Sewer Revenue, Bank of America NA SPA)	0.01	6-15-2048	1,000,000	1,000,000
New York NY Housing Development Corporation Series F (Housing Revenue)	0.20	5-1-2047	12,800,000	12,800,000
New York NY IDAG Civic Facilities Brooklyn United Methodist Church Home Project Series 2000 (Health Revenue, TD Bank NA LOC)	0.02	7-1-2022	1,900,000	1,900,000
New York NY Municipal Water Finance Authority Sub Series A-1 (Water & Sewer Revenue, Mizuho Corporate Bank SPA)	0.01	6-15-2044	3,000,000	3,000,000

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New York NY Series 2008 Sub Series J5 (GO Revenue, Bank of America NA SPA)	0.01%	8-1-2028	$100,000	$100,000
New York NY Series H Sub Series H-3 (GO Revenue, AGM Insured, State Street Bank & Trust Company SPA)	0.01	8-1-2021	7,000,000	7,000,000
New York NY Transitional Finance Authority Fiscal 1999A Sub Series A-1 (Tax Revenue, JPMorgan Chase & Company SPA)	0.01	11-15-2022	1,700,000	1,700,000
New York NY Transitional Finance Authority Fiscal 2016 Sub Series A-4 (Tax Revenue, Bank of America NA SPA)	0.01	8-1-2041	9,325,000	9,325,000
New York NY Transitional Finance Authority Fiscal 2016 Sub Series A-5 (Tax Revenue, Royal Bank of Canada SPA)	0.01	8-1-2041	5,000,000	5,000,000
New York NY Transitional Finance Authority Future Tax Secured Tax Exempt Subordinate Bonds Fiscal 2014 Sub Series D-4 (Tax Revenue, Mizuho Bank Limited SPA)	0.01	2-1-2044	7,400,000	7,400,000
New York NY Transitional Finance Authority JPMorgan Chase PUTTER/DRIVER Trust Series 4043 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.05	11-1-2020	1,900,000	1,900,000
New York NY Transitional Finance Authority Series 3F (Tax Revenue, Royal Bank of Canada SPA)	0.01	11-1-2022	2,600,000	2,600,000
New York NY Transitional Finance Authority Sub Series 2013A-4 (Tax Revenue, Northern Trust Company SPA)	0.01	8-1-2039	3,700,000	3,700,000
New York NY Trust for Cultural Reserve Wildlife Series 2013A Tender Option Bond Trust Receipt Series 2012-ZF0215 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.02	8-1-2021	5,335,000	5,335,000
New York Sales Tax Asset Receivable Corporation Fiscal Series 2015A Tender Option Bond Trust Receipts Series 2015-ZF0209 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.02	10-15-2031	5,250,000	5,250,000

				168,955,000

North Carolina : 0.62%

Other Municipal Debt : 0.11%
North Carolina Eastern Municipal Power Agency Power System Revenue Series 2009B (Utilities Revenue)	5.00	1-1-2016	250,000	251,939
North Carolina Eastern Municipal Power Agency Power System Revenue Series 2010A (Utilities Revenue)	3.00	1-1-2016	800,000	803,751
North Carolina Eastern Municipal Power Agency Power System Revenue Series 2010A (Utilities Revenue)	5.00	1-1-2016	1,100,000	1,108,721
North Carolina Eastern Municipal Power Agency Power System Revenue Series 2010B (Utilities Revenue)	5.00	1-1-2016	700,000	705,550

				2,869,961

Variable Rate Demand Notes ø: 0.51%
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.02	5-1-2024	2,570,000	2,570,000
North Carolina Capital Facilities Finance Agency Educational Hill Center Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.02	7-1-2028	4,030,000	4,030,000
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.02	12-1-2033	4,400,000	4,400,000
University of North Carolina Chapel Hill Series 2009- A (Education Revenue, TD Bank NA SPA)	0.01	2-1-2024	3,100,000	3,100,000

				14,100,000

North Dakota : 1.95%

Other Municipal Debt : 1.63%
Mercer County ND PCR Basin Electric Power Cooperative Antelope Valley Unit 1 Series 2009-1 (Utilities Revenue)	0.05	11-5-2015	44,800,000	44,800,000

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Note ø: 0.32%
Richland County ND Recovery Zone Project Series 2010C (Industrial Development Revenue, CoBank LOC)	0.01%	11-1-2028	$8,815,000	$8,815,000

Ohio : 2.34%

Variable Rate Demand Notes ø: 2.34%
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.16	1-1-2038	62,180,000	62,180,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.15	12-1-2043	2,200,000	2,200,000

				64,380,000

Oklahoma : 0.40%

Variable Rate Demand Notes ø: 0.40%
Oklahoma City OK Water Utilities Trust Water & Sewer System Series 2015 Morgan Stanley Series 2015-ZF2080 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.14	7-1-2045	5,000,000	5,000,000
Oklahoma Turnpike Authority Series 2011A Citigroup ROC Series 11985 (Transportation Revenue, Citibank NA LIQ) 144A	0.04	1-1-2019	6,000,000	6,000,000

				11,000,000

Other : 4.69%

Variable Rate Demand Notes ø: 4.69%
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	2-15-2028	78,970,000	78,970,000
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-72 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	4-1-2019	19,260,000	19,260,000
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.02	12-15-2045	7,865,000	7,865,000
FHLMC Multifamily Municipal Securities Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.02	12-15-2046	7,035,000	7,035,000
FHLMC Multifamily Municipal Securities Series MO27 Class A (Housing Revenue, FHLMC LIQ)	0.02	10-15-2029	15,815,000	15,815,000

				128,945,000

Pennsylvania : 1.41%

Variable Rate Demand Notes ø: 1.41%
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.02	6-1-2035	7,535,000	7,535,000
Delaware County PA Airport Facilities United Parcel Service Project Series 2015 (Industrial Development Revenue)	0.01	9-1-2045	4,000,000	4,000,000
Montgomery County PA IDA New Regional Medical Center PFOTER Project Series 4674 (Health Revenue, FHA Insured, Bank of America NA LIQ) 144A	0.06	8-1-2038	13,945,000	13,945,000
Montgomery County PA IDA ROC R-II-R-11856 (Health Revenue, FHA Insured, Citibank NA LIQ) 144A	0.04	2-1-2018	8,295,000	8,295,000
Philadelphia PA IDA Series B-2 (Miscellaneous Revenue, TD Bank NA LOC)	0.01	10-1-2030	2,100,000	2,100,000

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
South Central Pennsylvania General Authority WellSpan Health Obliged Group Series 2014A Tender Option Bond Trust Receipt Series 2015-ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.02%	6-1-2044	$2,800,000	$2,800,000

				38,675,000

Rhode Island : 0.81%

Variable Rate Demand Notes ø: 0.81%
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-O-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.07	9-1-2020	10,000,000	10,000,000
Narragansett Bay Rl Commission Wastewater System Series 2007A Solar Eclipse Series 2007-0016 (Water & Sewer Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.06	2-1-2037	12,230,000	12,230,000

				22,230,000

South Carolina : 6.08%

Other Municipal Debt : 5.18%
Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Miscellaneous Revenue) §	5.25	12-1-2025	14,300,000	14,358,416
Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Miscellaneous Revenue) §	5.25	12-1-2026	10,575,000	10,618,216
Easley SC Combined Utility System Series 2005 (Utilities Revenue, AGM Insured) §	5.00	12-1-2034	3,500,000	3,513,343
South Carolina Association of Governmental Organizations Certificate of Participation Series A (Miscellaneous Revenue)	1.50	4-14-2016	44,600,000	44,859,487
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25	12-1-2015	24,500,000	24,500,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.25	12-1-2015	24,500,000	24,500,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	12-1-2015	20,075,000	20,075,000

				142,424,462

Variable Rate Demand Notes ø: 0.90%
Charleston SC Waterworks & Sewer System Capital Improvement Series 2010 Tender Option Bond Trust Receipts Series 2015-ZF0219 (Water & Sewer Revenue) 144A	0.02	8-1-2019	2,500,000	2,500,000
Charleston SC Waterworks & Sewer System Capital Improvement Series 2010 Tender Option Bond Trust Receipts Series 2015-ZF0219 (Water & Sewer Revenue) 144A	0.02	1-1-2041	5,000,000	5,000,000
Greenville SC Health System Hospital Series 2014B Tender Option Bond Trust Receipts Series 2015-XF0145 (Health Revenue, TD Bank NA LIQ) 144A	0.02	5-30-2022	8,020,000	8,020,000
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.04	8-1-2025	3,325,000	3,325,000
South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC LIQ)	0.03	6-1-2046	4,380,000	4,380,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.02	11-1-2034	1,470,000	1,470,000

				24,695,000

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

South Dakota : 0.24%

Variable Rate Demand Note ø: 0.24%
South Dakota Housing Development Authority LaCrosse Investment Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	2-15-2031	6,495,000	6,495,000

Security name	Interest rate	Maturity date	Principal	Value
Tennessee : 1.18%

Other Municipal Debt : 0.08%
Metropolitan Government of Nashville & Davidson County TN Series A-1 (GO Revenue)	0.03%	11-5-2015	$2,185,000	$2,185,000

Variable Rate Demand Notes ø: 1.10%
Blount County TN Industrial Development Board Maryville Civic Arts Center Project Series 2009A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.02	6-1-2036	1,000,000	1,000,000
Chattanooga TN Electric Power Board Series 2008-A (Utilities Revenue, Branch Banking & Trust LIQ)	0.03	3-1-2016	21,005,000	21,005,000
Clarksville TN Public Building Authority Tennessee Municipal Building Fund Series 2004 (Miscellaneous Revenue, Bank of America NA LOC)	0.01	7-1-2034	575,000	575,000
Franklin County TN HEFA Board University of the South Project Series 1998B (Education Revenue)	0.04	9-1-2018	3,435,000	3,435,000
Sevier County TN Public Building Authority Local Government Public Improvement Series V-B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.02	6-1-2035	4,300,000	4,300,000

				30,315,000

Texas : 8.40%

Other Municipal Debt : 0.66%
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00	11-15-2015	4,600,000	4,607,711
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00	11-15-2015	5,200,000	5,208,717
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00	11-15-2015	5,400,000	5,409,052
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00	11-15-2015	3,000,000	3,005,029

				18,230,509

Variable Rate Demand Notes ø: 7.74%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.01	9-1-2039	4,000,000	4,000,000
Bexar County TX Housing Finance Corporation Vista Meadows Fredericksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC LIQ)	0.02	9-1-2036	11,335,000	11,335,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue)	0.04	7-1-2022	4,900,000	4,900,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Water & Sewer Revenue, State Street Bank & Trust Company LIQ)	0.01	10-1-2018	13,960,000	13,960,000
First Rio Grande TX Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.02	3-1-2032	10,470,000	10,470,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	2-15-2032	5,090,000	5,090,000
Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2009 Citigroup ROC Series 11821 (Health Revenue, Citibank NA LIQ) 144A	0.04	10-1-2017	6,250,000	6,250,000

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2015-3 JPMorgan PUTTER Series 5001 (Hospital Revenue, JPMorgan Chase & Company LIQ) 144A	0.02	6-1-2019	3,765,000	3,765,000
Harris County TX Metropolitan Transit Authority Sales & Use Tax Series 2011A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-5 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.02	11-1-2041	5,000,000	5,000,000

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Harris TX Cultural and Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.16%	7-1-2018	$13,895,000	$13,895,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.07	12-1-2023	7,100,000	7,100,000
North Texas Tollway Authority Series 2008A Morgan Stanley Series 3356 (Miscellaneous Revenue, BHAC Insured, Morgan Stanley Bank LIQ) 144A	0.02	1-1-2048	4,440,000	4,440,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (Industrial Development Revenue)	0.02	6-1-2041	25,000,000	25,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.02	3-1-2042	41,500,000	41,500,000
Port Arthur TX Navigation District of Jefferson County Total Petrochemicals Project (Resource Recovery Revenue)	0.02	3-1-2039	9,000,000	9,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002B (Resource Recovery Revenue)	0.20	7-1-2029	11,700,000	11,700,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Hospital Revenue Series A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2041	13,245,000	13,245,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank SPEAR/LIFER Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.26	12-15-2032	9,000,000	9,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.31	12-15-2026	5,935,138	5,935,138
West Harris County TX Regional Water Authority System Series 2007 Solar Eclipse Series 2007-0103 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.04	12-15-2031	7,000,000	7,000,000

				212,585,138

Utah : 0.50%

Variable Rate Demand Notes ø: 0.50%
Weber County UT Hospital IHC Health Services Series 2000A (Health Revenue, Bank of New York Mellon SPA)	0.01	2-15-2031	4,000,000	4,000,000
West Jordan UT Multifamily Housing Broadmoor Village Apartments Series 2004 (Housing Revenue, FHLMC LIQ)	0.03	12-1-2034	9,675,000	9,675,000

				13,675,000

Vermont : 0.55%

Variable Rate Demand Notes ø: 0.55%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project Series 2008A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2028	1,735,000	1,735,000
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008A (Education Revenue, TD Bank NA LOC)	0.01	7-1-2033	3,020,000	3,020,000
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2034	8,795,000	8,795,000
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Project Series 2004A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2029	1,555,000	1,555,000

				15,105,000

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Virginia : 1.19%

Variable Rate Demand Notes ø: 1.19%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.19	5-15-2042	18,015,000	18,015,000

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.02%	12-1-2033	$3,215,000	$3,215,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.21	11-1-2034	4,905,000	4,905,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.21	11-1-2034	6,620,000	6,620,000

				32,755,000

Washington : 2.51%

Other Municipal Debt : 0.09%
Washington Motor Vehicle Fuel Tax Series 2009-D (Tax Revenue)	5.00	2-1-2016	2,580,000	2,610,610

Variable Rate Demand Notes ø: 2.42%
King County WA Sewer Revenue Bonds 2007 Morgan Stanley Series 3090 (Water & Sewer Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.13	1-1-2039	7,890,000	7,890,000
Squaxin Island Tribe WA Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.10	5-1-2028	2,415,000	2,415,000
University of Washington General Revenue Bonds Series 2007 Solar Eclipse Funding Trust Series 2007-0075 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.12	6-1-2037	26,900,000	26,900,000
Washington Central Puget Sound Regional Transit Authority Sales Tax Improvement Series 2015S-26B Green Bonds JPMorgan PUTTER Series 5002 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.02	11-1-2017	9,190,000	9,190,000
Washington Health Care Facilities Authority Multicare Health System Series 2007D (Health Revenue, Barclays Bank plc LOC)	0.01	8-15-2041	10,000,000	10,000,000
Washington Health Care Facilities Authority MultiCare Health System Series 2009A Deutsche Bank SPEARs/LIFERs Trust Series DBE-109 (Health Revenue, Deutsche Bank LIQ) 144A	0.21	8-15-2044	3,375,000	3,375,000
Washington Various Purposes Series 2007A Austin Trust Series Bank of America 2008-1121 (GO Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.06	7-1-2029	6,665,000	6,665,000

				66,435,000

Wisconsin : 4.04%

Variable Rate Demand Notes ø: 4.04%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.02	5-1-2037	30,000,000	30,000,000
Hull WI Welcome Dairy Incorporated Project Series 2010B (Industrial Development Revenue, Associated Bank NA LOC)	0.03	1-1-2027	1,820,000	1,820,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.01	5-1-2020	26,755,000	26,755,000
Wisconsin HEFA Aurora Health Care Incorporated Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1191 (Health Revenue, Deutsche Bank LIQ) 144A	0.16	4-15-2035	7,500,000	7,500,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.21	8-15-2034	20,310,740	20,310,740
Wisconsin HEFAR Series 2012 Tender Option Bond Trust Receipts Series 2015-XF1028 (Health Revenue, Deutsche Bank LIQ) 144A	0.16	11-15-2044	10,890,000	10,890,000

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)		0.03	9-1-2036	13,780,000	13,780,000
					111,055,740

Total Municipal Obligations (Cost $2,712,688,930)					2,712,688,930

Security name		Interest rate	Maturity date	Principal	Value
Other : 0.54%
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) §±		0.13%	6-1-2040	$14,900,000	$14,900,000

Total Other (Cost $14,900,000)					14,900,000

Repurchase Agreements : 0.76%
Credit Agricole, dated 10-31-2015, maturity value $21,000,082 ^^		0.07	11-2-2015	21,000,000	21,000,000
Total Repurchase Agreements (Cost $21,000,000)					21,000,000

Total investments in securities (Cost $2,748,588,930)*	100.00%				2,748,588,930
Other assets and liabilities, net	0.00				(97,933)

Total net assets	100.00%				$2,748,490,997

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
§	The security is subject to a demand feature which reduces the effective maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
^^	Collateralized by U.S. government securities, 0.13% to 4.00%, 12-31-2018 to 10-31-2021, fair value including accrued interest is $21,420,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	Government obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
RAN	Revenue anticipation notes
RDA	Redevelopment Authority
ROC	Reset option certificates
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TAN	Tax anticipation notes
TRAN	Tax revenue anticipation notes
TTFA	Transportation Trust Fund Authority

Wells Fargo National Tax-Free Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Treasury Plus Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^: 80.55%
Bank of Nova Scotia, dated 10-30-2015, maturity value $950,005,542 (1)		0.07%	11-2-2015	$950,000,000	$950,000,000
BNP Paribas, dated 10-30-2015, maturity value $350,002,042 (2)		0.07	11-2-2015	350,000,000	350,000,000
Citigroup Global Markets Incorporated, dated 10-29-2015, maturity value $250,003,403 (3)		0.07	11-5-2015	250,000,000	250,000,000
Credit Agricole, dated 10-1-2015, maturity value $250,026,250 (4) ¢±§(i)		0.09	11-12-2015	250,000,000	250,000,000
Credit Agricole, dated 10-30-2015, maturity value $975,005,688 (5)(i)		0.07	11-2-2015	975,000,000	975,000,000
Credit Suisse Securities, dated 10-30-2015, maturity value $1,000,007,500 (6)		0.09	11-2-2015	1,000,000,000	1,000,000,000
Credit Suisse Securities, dated 10-30-2015, maturity value $1,000,007,500 (7)		0.09	11-2-2015	1,000,000,000	1,000,000,000
Credit Suisse Securities, dated 10-30-2015, maturity value $500,003,750 (8)		0.09	11-2-2015	500,000	500,000,000
Credit Suisse Securities, dated 10-30-2015, maturity value $750,005,625 (9)		0.09	11-2-2015	750,000,000	750,000,000
Federal Reserve Bank of New York, dated 10-30-2015, maturity value $400,001,667 (10)		0.05	11-2-2015	400,000,000	400,000,000
JPMorgan Securities, dated 10-1-2015, maturity value $550,034,222 (11) ¢±§		0.07	11-2-2015	550,000,000	550,000,000
JPMorgan Securities, dated 10-30-2015, maturity value $125,000,729 (12)		0.07	11-2-2015	125,000,000	125,000,000
JPMorgan Securities, dated 10-30-2015, maturity value $500,002,917 (13)		0.07	11-2-2015	500,000,000	500,000,000
Merrill Pierce Fenner Smith Incorporated, dated 10-30-2015, maturity value $125,000,729 (14)		0.07	11-2-2015	125,000,000	125,000,000
Merrill Pierce Fenner Smith Incorporated, dated 10-30-2015, maturity value $500,002,917 (15)		0.07	11-2-2015	500,000,000	500,000,000
Societe Generale NY, dated 10-29-2015, maturity value $300,004,667 (16)		0.08	11-5-2015	300,000,000	300,000,000
Societe Generale NY, dated 10-30-2015, maturity value $100,001,750 (17)		0.09	11-6-2015	100,000,000	100,000,000
Societe Generale NY, dated 10-30-2015, maturity value $2,500,018,750 (18)		0.09	11-2-2015	2,500,000,000	2,500,000,000
Societe Generale NY, dated 10-30-2015, maturity value $250,003,889 (19)		0.08	11-3-2015	250,000,000	250,000,000
Toronto Dominion Bank, dated 10-30-2015, maturity value $250,001,458 (20)		0.07	11-2-2015	250,000,000	250,000,000

Total Repurchase Agreements (Cost $11,625,000,000)					11,625,000,000

Treasury Debt : 18.19%
U.S. Treasury Bond		7.25	5-15-2016	100,000,000	103,722,117
U.S. Treasury Note ±		0.07	1-31-2016	170,000,000	169,990,521
U.S. Treasury Note ±		0.09	4-30-2016	170,000,000	170,000,275
U.S. Treasury Note		0.25	11-30-2015	100,000,000	100,010,500
U.S. Treasury Note		0.25	12-15-2015	200,000,000	200,030,058
U.S. Treasury Note		0.25	4-15-2016	20,000,000	19,996,890
U.S. Treasury Note ±%%		0.31	10-31-2017	230,000,000	230,021,520
U.S. Treasury Note		0.38	11-15-2015	80,000,000	80,007,975
U.S. Treasury Note		0.50	6-15-2016	54,000,000	54,052,448
U.S. Treasury Note		0.63	7-15-2016	10,000,000	10,021,096
U.S. Treasury Note		0.63	8-15-2016	60,000,000	60,106,754
U.S. Treasury Note		1.38	11-30-2015	280,000,000	280,271,191
U.S. Treasury Note		1.50	7-31-2016	60,000,000	60,498,815
U.S. Treasury Note		1.75	5-31-2016	50,000,000	50,408,258
U.S. Treasury Note		2.00	1-31-2016	95,000,000	95,425,445
U.S. Treasury Note		2.00	4-30-2016	30,000,000	30,249,480
U.S. Treasury Note		2.13	12-31-2015	140,000,000	140,412,595
U.S. Treasury Note		2.25	3-31-2016	100,000,000	100,785,297
U.S. Treasury Note		2.38	3-31-2016	199,000,000	200,675,524
U.S. Treasury Note		4.50	11-15-2015	160,000,000	160,248,997
U.S. Treasury Note ##		5.13	5-15-2016	300,000,000	307,740,608

Total Treasury Debt (Cost $2,624,676,364)					2,624,676,364

Total investments in securities (Cost $14,249,676,364)*	98.74%				14,249,676,364
Other assets and liabilities, net	1.26				182,183,462

Total net assets	100.00%				$14,431,859,826

^^	Collateralized by:
(1)	U.S. government securities, 0.09% to 6.88%, 1-15-16 to 5-15-44, fair value including accrued interest is $969,000,001.
(2)	U.S. government securities, 2.50% to 4.00%, 5-1-2027 to 9-1-2042, fair value including accrued interest is $357,000,285.
(3)	U.S. government securities, 0.00% to 8.50%, 1-7-16 to 8-15-22, fair value including accrued interest is $255,000,022.

1

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Treasury Plus Money Market Fund

(4)	U.S. government securities, 2.50% to 3.50%, 9-1-27 to 7-1-42, fair value including accrued interest is $255,000,098.
(5)	U.S. government securities, 0.13% to 4.00%, 8-20-2042 to 9-20-2042, fair value including accrued interest is $994,500,018.
(6)	U.S. government securities, 0.07% to 4.00%, 4-15-16 to 5-15-23, fair value including accrued interest is $1,020,000,997.
(7)	U.S. government securities, 0.03% to 8.13%, 5-15-16 to 8-15-23, fair value including accrued interest is $1,020,004,969.
(8)	U.S. government securities, 0.25% to 3.63%, 12-15-2015 to 2-15-2023, fair value including accrued interest is $510,003,255.
(9)	U.S. government securities, 1.00% to 3.63%, 3-31-2017 to 2-15-2024, fair value including accrued interest is $765,003,026.
(10)	U.S. government securities, 3.50%, 8-20-2042 to 9-20-2042, fair value including accrued interest is $400,001,700.
(11)	U.S. government securities, 0.00% to 3.88%, 3-17-2016 to 2-15-1945, fair value including accrued interest is $561,000,648.
(12)	U.S. government securities, 1.25% to 1.88%, 11-30-2018 to 5-31-2022, fair value including accrued interest is $127,500,024.
(13)	U.S. government securities, 0.00%, 12-3-2015 to 1-21-2016, fair value including accrued interest is $510,004,317.
(14)	U.S. government securities, 2.50% to 4.00%, 5-1-2027 to 9-1-2042, fair value including accrued interest is $127,500,032.
(15)	U.S. government securities, 2.50% to 3.50%, 9-1-27 to 7-1-42, fair value including accrued interest is $510,000,101.
(16)	U.S. government securities, 0.73% to 8.75%, 10-31-2016 to 11-15-2044, fair value including accrued interest is $306,000,002.
(17)	U.S. government securities, 0.00%, 11-15-15 to 11-15-44, fair value is $102,000,002.
(18)	U.S. government securities, 0.00% to 8.75%, 3-24-2016 to 2-15-2044, fair value including accrued interest is $2,550,000,047.
(19)	U.S. government securities, 2.50% to 4.00%, 5-1-2027 to 9-1-2042, fair value including accrued interest is $255,000,059.
(20)	U.S. government securities, 2.50% to 4.00%, 5-1-2027 to 9-1-2042, fair value including accrued interest is $255,000,067.
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
(i)	Illiquid security
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

2

Wells Fargo Treasury Plus Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

WELLS FARGO MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2015 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 29.72%
Abbey National Treasury Services plc	0.07%	11-2-2015	$10,000,000	$10,000,000
Agricultural Bank of China ±	0.42	9-2-2016	10,000,000	10,000,000
Australia & New Zealand Banking Group	0.07	11-2-2015	25,000,000	25,000,000
Bank of Montreal ±	0.40	4-26-2016	15,000,000	15,000,000
Bank of Nova Scotia	0.31	12-1-2015	6,000,000	6,000,289
Bank of Nova Scotia ±	0.32	12-21-2015	4,000,000	4,000,000
Bank of Nova Scotia ±	0.36	11-25-2015	15,000,000	15,000,000
Bank of Nova Scotia ±	0.36	1-8-2016	6,000,000	6,000,000
Commonwealth Bank of Australia	0.07	11-2-2015	10,000,000	10,000,000
Cooperatieve Centrale	0.29	11-4-2015	12,000,000	12,000,000
Cooperatieve Centrale ±	0.44	7-12-2016	5,000,000	5,001,248
Credit Agricole SA	0.08	11-2-2015	80,000,000	80,000,000
Credit Industriel et Commercial (New York)	0.07	11-2-2015	81,000,000	81,000,000
Credit Suisse (New York) ±	0.58	12-1-2015	2,000,000	2,000,425
Dexia Credit Local SA (New York) ±%%	0.37	5-11-2016	13,000,000	13,000,000
Dexia Credit Local SA (New York) ±	0.38	4-18-2016	7,000,000	7,000,000
DG Bank (New York)	0.20	11-18-2015	10,000,000	10,000,000
DG Bank (New York)	0.38	1-25-2016	10,000,000	10,000,000
DG Bank (New York)	0.41	2-8-2016	10,000,000	10,000,000
DNB Nor Bank ASA ##	0.05	11-2-2015	31,000,000	31,000,000
HSBC Bank plc	0.08	11-2-2015	18,000,000	18,000,000
HSBC Bank plc ±	0.35	1-5-2016	10,000,000	10,000,000
HSBC Bank plc ±	0.35	1-15-2016	15,000,000	15,000,000
HSBC Bank plc ±	0.36	2-9-2016	10,000,000	10,000,000
HSBC Bank plc ±	0.36	1-11-2016	8,000,000	8,000,000
KBC Bank	0.06	11-2-2015	66,000,000	66,000,000
Lloyds Bank plc	0.06	11-2-2015	16,000,000	16,000,000
Lloyds Bank plc	0.18	11-2-2015	5,000,000	5,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.30	11-3-2015	5,000,000	5,000,000
Mizuho Corporate Bank (London) (z)	0.36	1-26-2016	15,000,000	14,987,261
National Bank of Canada ±	0.44	11-6-2015	4,000,000	4,000,047
National Bank of Canada	0.48	1-13-2016	10,000,000	10,000,000
Norinchukin Bank	0.18	11-6-2015	4,000,000	3,999,991
Norinchukin Bank	0.21	12-1-2015	5,000,000	5,000,000
Norinchukin Bank	0.28	12-9-2015	10,000,000	10,000,000
Royal Bank of Canada ±	0.37	3-18-2016	10,000,000	10,000,000
Royal Bank of Canada ±	0.56	12-16-2015	6,000,000	6,001,512
Skandinaviska Enskilda Banken AG	0.05	11-2-2015	46,000,000	46,000,000
Skandinaviska Enskilda Banken AG	0.29	12-16-2015	3,000,000	3,000,000
Societe Generale ±	0.28	1-26-2016	20,000,000	20,000,000
Standard Chartered Bank ±	0.39	2-29-2016	6,000,000	6,000,000
Standard Chartered Bank ±	0.39	1-11-2016	10,000,000	10,000,000
Standard Chartered Bank ±	0.39	2-8-2016	10,000,000	10,000,000
Standard Chartered Bank ±	0.39	2-16-2016	10,000,000	10,000,000
Standard Chartered Bank ±	0.40	3-11-2016	10,000,000	10,000,000
State Street Bank & Trust Company ±	0.36	3-24-2016	8,000,000	8,000,000
State Street Bank & Trust Company ±	0.37	3-9-2016	7,000,000	7,000,000
State Street Bank & Trust Company ±	0.37	2-11-2016	10,000,000	10,000,000
State Street Bank & Trust Company ±	0.41	4-11-2016	8,000,000	8,000,000
Sumitomo Mitsui Banking Corporation	0.33	11-24-2015	2,000,000	2,000,000
Sumitomo Mitsui Banking Corporation	0.33	12-1-2015	4,000,000	4,000,064
Sumitomo Mitsui Banking Corporation	0.33	12-2-2015	4,000,000	4,000,299
Sumitomo Mitsui Banking Corporation	0.35	12-17-2015	15,000,000	15,000,000
Sumitomo Mitsui Banking Corporation	0.36	1-6-2016	3,000,000	3,000,189
Sumitomo Trust & Banking Corporation	0.30	12-30-2015	10,000,000	10,000,000
Sumitomo Trust & Banking Corporation	0.30	12-31-2015	5,000,000	5,000,000
Sumitomo Trust & Banking Corporation	0.30	1-5-2016	7,000,000	7,000,000
Sumitomo Trust & Banking Corporation	0.30	1-8-2016	6,000,000	6,000,000
Sumitomo Trust & Banking Corporation	0.33	11-24-2015	10,000,000	10,000,000
Svenska Handelsbanken ±	0.30	12-9-2015	10,000,000	10,000,000
Svenska Handelsbanken ±	0.35	1-19-2016	21,000,000	21,000,000
Toronto-Dominion Bank ±	0.29	11-9-2015	10,000,000	10,000,000
Toronto-Dominion Bank ±	0.29	11-18-2015	7,000,000	7,000,000

1

PORTFOLIO OF INVESTMENTS — October 31, 2015 (UNAUDITED)	WELLS FARGO MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit (continued)
Toronto-Dominion Bank ±	0.30%	4-1-2016	$6,000,000	$6,000,000
Toronto-Dominion Bank ±	0.31	11-6-2015	10,000,000	10,000,000
Toronto-Dominion Bank ±	0.35	3-16-2016	15,000,000	15,000,000
Toronto-Dominion Bank ±	0.35	4-15-2016	8,000,000	8,000,000
Westpac Banking Corporation ±	0.29	11-3-2015	15,000,000	15,000,000

Total Certificates of Deposit (Cost $894,991,325)				894,991,325

Commercial Paper : 42.77%

Asset-Backed Commercial Paper : 21.76%
Albion Capital Corporation 144A(z)	0.22	11-23-2015	5,000,000	4,999,358
Albion Capital Corporation 144A(z)	0.22	11-25-2015	5,000,000	4,999,297
Albion Capital Corporation 144A(z)	0.28	12-16-2015	4,000,000	3,998,631
Albion Capital Corporation 144A(z)	0.33	11-16-2015	12,000,000	11,998,468
Anglesea Funding LLC 144A(z)	0.17	11-4-2015	8,000,000	7,999,924
Anglesea Funding LLC 144A±	0.32	3-14-2016	4,000,000	4,000,000
Anglesea Funding LLC 144A±	0.32	4-6-2016	5,000,000	5,000,000
Anglesea Funding LLC 144A±	0.33	12-29-2015	5,000,000	5,000,000
Anglesea Funding LLC 144A±	0.33	12-18-2015	4,000,000	4,000,000
Anglesea Funding LLC 144A±	0.33	2-29-2016	5,000,000	5,000,000
Antalis S.A. 144A(z)	0.28	12-2-2015	5,000,000	4,998,833
Antalis S.A. 144A(z)	0.28	12-3-2015	6,000,000	5,998,553
Antalis US Funding Corporation 144A(z)	0.26	11-2-2015	12,700,000	12,700,000
Antalis US Funding Corporation 144A(z)	0.28	11-23-2015	3,000,000	2,999,510
Antalis US Funding Corporation 144A(z)	0.28	11-24-2015	6,000,000	5,998,973
Atlantic Asset Securitization Corporation 144A±	0.29	4-15-2016	8,000,000	7,999,990
Atlantic Asset Securitization Corporation 144A±	0.29	4-12-2016	10,000,000	9,999,948
Atlantic Asset Securitization Corporation 144A±	0.28	4-27-2016	8,000,000	7,999,997
Barton Capital Corporation 144A(z)	0.32	12-10-2015	7,000,000	6,997,636
Bedford Row Funding Corporation 144A±	0.32	1-14-2016	5,000,000	5,000,000
Bedford Row Funding Corporation 144A±	0.35	1-20-2016	4,000,000	4,000,000
Bedford Row Funding Corporation 144A±	0.35	2-1-2016	6,000,000	6,000,000
Bedford Row Funding Corporation 144A±	0.39	4-14-2016	8,000,000	8,000,000
Bedford Row Funding Corporation 144A±	0.39	4-14-2016	8,000,000	8,000,000
Bedford Row Funding Corporation 144A±	0.39	2-16-2016	5,000,000	4,999,895
Bedford Row Funding Corporation 144A±	0.39	4-4-2016	7,000,000	7,000,000
Bennington Stark Capital Company LLC 144A(z)	0.24	11-12-2015	8,000,000	7,999,467
Bennington Stark Capital Company LLC 144A±	0.44	5-13-2016	7,000,000	6,999,431
Cancara Asset Securitization LLC 144A(z)	0.17	11-30-2015	10,000,000	9,998,678
Chesham Finance LLC 144A(z)	0.17	11-2-2015	4,000,000	4,000,000
Chesham Finance LLC 144A(z)	0.17	11-2-2015	5,000,000	5,000,000
Collateralized Commercial Paper Company LLC 144A±	0.46	4-22-2016	10,000,000	10,000,000
Collateralized Commercial Paper Company LLC 144A±	0.46	4-22-2016	12,000,000	12,000,000
Collateralized Commercial Paper Company LLC 144A±	0.49	6-8-2016	10,000,000	10,000,000
Concord Minutemen Capital Company 144A(z)	0.21	11-5-2015	5,000,000	4,999,913
Concord Minutemen Capital Company 144A(z)	0.21	11-12-2015	3,000,000	2,999,825
Concord Minutemen Capital Company 144A(z)	0.28	11-2-2015	7,000,000	7,000,000
Concord Minutemen Capital Company 144A(z)	0.33	1-6-2016	15,000,000	14,991,063
Crown Point Capital Company 144A(z)	0.21	11-4-2015	10,000,000	9,999,883
Crown Point Capital Company 144A(z)	0.21	11-9-2015	4,000,000	3,999,837
Crown Point Capital Company 144A(z)	0.28	11-2-2015	5,000,000	5,000,000
Gotham Funding Corporation 144A(z)	0.21	11-5-2015	15,000,000	14,999,743
Gotham Funding Corporation 144A(z)	0.21	11-12-2015	6,280,000	6,279,634
Gotham Funding Corporation 144A(z)	0.21	11-13-2015	4,000,000	3,999,743
Gotham Funding Corporation 144A(z)	0.21	11-18-2015	8,000,000	7,999,253
Gotham Funding Corporation 144A(z)	0.21	11-19-2015	10,000,000	9,999,008
Halkin Finance LLC 144A(z)	0.20	11-4-2015	4,000,000	3,999,956
Halkin Finance LLC 144A(z)	0.20	11-5-2015	4,000,000	3,999,933
Hannover Funding Company LLC 144A(z)	0.40	11-12-2015	26,000,000	25,997,111
Hannover Funding Company LLC 144A(z)	0.40	11-13-2015	10,000,000	9,998,778
Institutional Secured Funding LLC 144A(z)	0.25	11-2-2015	10,000,000	10,000,000
Institutional Secured Funding LLC 144A(z)	0.38	11-3-2015	12,000,000	11,999,873
Institutional Secured Funding LLC 144A(z)	0.38	11-20-2015	7,000,000	6,998,670
Kells Funding LLC 144A±	0.34	1-11-2016	5,000,000	5,000,000

2

WELLS FARGO MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2015 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Kells Funding LLC 144A±	0.35%	2-22-2016	$8,000,000	$7,999,533
Kells Funding LLC 144A±	0.35	2-25-2016	5,000,000	4,999,841
Lexington Parker Capital Company LLC 144A(z)	0.21	11-5-2015	5,000,000	4,999,913
Lexington Parker Capital Company LLC 144A(z)	0.33	1-6-2016	6,000,000	5,996,425
Lexington Parker Capital Company LLC 144A(z)	0.33	1-12-2016	7,000,000	6,995,444
LMA Americas LLC 144A(z)	0.10	11-2-2015	3,500,000	3,500,000
LMA Americas LLC 144A(z)	0.21	11-30-2015	4,700,000	4,699,232
Manhattan Asset Funding Company (z)	0.22	11-20-2015	5,000,000	4,999,450
Manhattan Asset Funding Company (z)	0.22	11-23-2015	5,000,000	4,999,358
Manhattan Asset Funding Company (z)	0.22	11-2-2015	4,000,000	4,000,000
Manhattan Asset Funding Company (z)	0.22	11-3-2015	5,000,000	4,999,969
Manhattan Asset Funding Company (z)	0.22	11-17-2015	5,000,000	4,999,542
Manhattan Asset Funding Company (z)	0.24	12-17-2015	3,000,000	2,999,100
Matchpoint Finance plc 144A(z)	0.25	12-8-2015	5,000,000	4,998,750
Matchpoint Finance plc 144A(z)	0.34	11-23-2015	3,000,000	2,999,405
Matchpoint Finance plc 144A(z)	0.35	11-19-2015	7,000,000	6,998,843
Mizuho Corporate Bank (London) (z)	0.35	1-21-2016	15,000,000	14,988,344
Mountcliff Funding LLC 144A(z)	0.16	11-2-2015	20,000,000	20,000,000
Old Line Funding LLC 144A(z)	0.10	11-2-2015	4,000,000	4,000,000
Regency Markets No.1 LLC 144A(z)	0.18	11-16-2015	10,000,000	9,999,300
Regency Markets No.1 LLC 144A(z)	0.18	11-25-2015	10,000,000	9,998,850
Ridgefield Funding Company LLC 144A±	0.30	2-16-2016	10,000,000	10,000,000
Ridgefield Funding Company LLC 144A±	0.29	2-8-2016	20,000,000	20,000,000
Ridgefield Funding Company LLC 144A±	0.32	6-30-2016	14,000,000	14,000,000
Ridgefield Funding Company LLC 144A(z)	0.33	12-21-2015	4,000,000	3,998,203
Sheffield Receivables Corporation 144A(z)	0.27	12-9-2015	5,000,000	4,998,561
Standard Chartered Bank (z)	0.33	12-18-2015	5,000,000	4,997,893
Sumitomo Mitsui Banking Corporation (z)	0.34	12-22-2015	10,000,000	9,995,282
Sumitomo Mitsui Banking Corporation (z)	0.34	12-23-2015	10,000,000	9,995,187
Versailles Commercial Paper LLC 144A±	0.27	4-8-2016	4,000,000	4,000,000
Versailles Commercial Paper LLC 144A±	0.28	3-11-2016	8,000,000	8,000,000
Victory Receivables 144A(z)	0.21	11-5-2015	5,000,000	4,999,913
Victory Receivables 144A(z)	0.21	11-9-2015	3,000,000	2,999,878
Victory Receivables 144A(z)	0.21	11-13-2015	5,025,000	5,024,678
Victory Receivables 144A(z)	0.21	11-19-2015	10,000,000	9,999,008

				655,128,714

Financial Company Commercial Paper : 13.31%
ASB Finance Limited 144A±	0.40	5-27-2016	5,000,000	5,000,000
Australia & New Zealand Banking Group 144A±	0.46	4-18-2016	10,000,000	10,002,280
Australia & New Zealand Banking Group 144A±	0.37	12-21-2015	3,000,000	3,000,000
Banco de Credito e Inversiones 144A(z)	0.48	1-4-2016	10,000,000	9,991,600
Banco de Credito e Inversiones 144A(z)	0.48	1-28-2016	7,000,000	6,991,880
Banco del Estado de Chile 144A(z)	0.47	12-2-2015	5,000,000	4,998,042
Banco del Estado de Chile 144A(z)	0.47	12-8-2015	3,000,000	2,998,590
Banco del Estado de Chile 144A(z)	0.48	1-8-2016	4,000,000	3,996,427
Bank of Nova Scotia 144A±	0.35	12-1-2015	15,000,000	15,000,000
Bank of Nova Scotia 144A±	0.38	4-1-2016	10,000,000	10,000,000
Banque et Caisse d’Epargne de l’Etat (z)	0.30	11-17-2015	4,000,000	3,999,500
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	11-13-2015	2,000,000	1,999,890
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	12-3-2015	5,000,000	4,999,160
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	12-7-2015	10,000,000	9,998,056
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	12-4-2015	8,000,000	7,998,436
Caisse Centrale Desjardins du Quebec 144A(z)	0.28	12-23-2015	2,000,000	1,999,207
Caisse Centrale Desjardins du Quebec 144A±	0.36	4-22-2016	12,000,000	12,000,000
CDP Financial Incorporated 144A(z)	0.34	12-15-2015	3,000,000	2,998,782
CDP Financial Incorporated 144A(z)	0.34	12-16-2015	5,000,000	4,997,922
Commonwealth Bank of Australia 144A±	0.30	2-25-2016	10,000,000	9,999,704
Commonwealth Bank of Australia 144A±	0.37	4-5-2016	8,000,000	8,000,000
HSBC Bank plc 144A±	0.34	2-8-2016	8,000,000	8,000,000
ING (US) Funding LLC (z)	0.27	12-22-2015	5,000,000	4,998,125
JPMorgan Securities Incorporated 144A±	0.40	11-19-2015	12,000,000	12,000,000

3

PORTFOLIO OF INVESTMENTS — October 31, 2015 (UNAUDITED)	WELLS FARGO MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
National Australia Bank Limited 144A±	0.33%	1-8-2016	$15,000,000	$15,000,000
National Australia Bank Limited 144A±	0.33	11-20-2015	10,000,000	10,000,000
Nationwide Building Society 144A(z)	0.40	12-4-2015	10,000,000	9,996,444
Nationwide Building Society 144A(z)	0.40	12-7-2015	10,000,000	9,996,111
Nationwide Building Society 144A(z)	0.40	12-8-2015	5,000,000	4,998,000
Nationwide Building Society 144A(z)	0.40	12-9-2015	5,000,000	4,997,944
Nationwide Building Society 144A(z)	0.41	12-1-2015	10,000,000	9,996,738
Nationwide Building Society 144A(z)	0.41	12-10-2015	8,000,000	7,996,580
Nationwide Building Society 144A(z)	0.41	1-15-2016	4,000,000	3,996,629
Nederlandse Waterschapsbank 144A±	0.36	2-26-2016	10,000,000	10,000,000
Nederlandse Waterschapsbank 144A±	0.37	3-21-2016	10,000,000	10,000,000
Nederlandse Waterschapsbank 144A±	0.37	3-18-2016	15,000,000	15,000,000
NV Bank Nederlandse Gemeenten 144A±	0.27	11-9-2015	15,000,000	15,000,000
NV Bank Nederlandse Gemeenten 144A±	0.28	12-10-2015	8,000,000	7,999,958
NV Bank Nederlandse Gemeenten 144A±	0.29	1-25-2016	10,000,000	10,000,000
NV Bank Nederlandse Gemeenten 144A±	0.36	5-6-2016	10,000,000	10,000,000
NV Bank Nederlandse Gemeenten 144A±	0.37	3-29-2016	10,000,000	10,000,000
PSP Capital Incorporated 144A(z)	0.16	11-25-2015	3,000,000	2,999,693
Shagang South Asia 144A(z)	0.50	11-5-2015	2,000,000	1,999,917
Skandinaviska Enskilda Banken AG 144A(z)	0.30	12-23-2015	10,000,000	9,995,821
Sumitomo Trust & Banking Corporation 144A(z)	0.30	1-19-2016	10,000,000	9,993,500
Suncorp Group Limited 144A(z)	0.33	1-7-2016	5,000,000	4,996,975
Suncorp Group Limited 144A(z)	0.33	1-25-2016	3,000,000	2,997,690
Suncorp Group Limited 144A(z)	0.36	11-12-2015	2,000,000	1,999,800
Suncorp Group Limited 144A(z)	0.36	11-16-2015	2,000,000	1,999,720
TCL Industries Holding 144A(z)	0.50	11-10-2015	4,000,000	3,999,556
Westpac Banking Corporation 144A±	0.26	12-7-2015	8,000,000	7,999,847
Westpac Banking Corporation 144A±	0.31	2-18-2016	10,000,000	10,000,000
Westpac Banking Corporation 144A±	0.36	5-16-2016	11,000,000	11,000,000

				400,928,524

Other Commercial Paper : 7.70%
Caisse D’amortissement De La Dette Sociale 144A(z)	0.30	1-4-2016	5,000,000	4,997,375
Caisse Des Depots et Consignations 144A(z)	0.34	12-17-2015	10,000,000	9,995,750
China International Marine Containers (z)	0.45	11-4-2015	10,000,000	9,999,750
China International Marine Containers (z)	0.50	11-12-2015	5,000,000	4,999,306
China International Marine Containers (z)	0.50	11-13-2015	6,000,000	5,999,083
China Shipping Container Lines (z)	0.45	11-3-2015	10,000,000	9,999,875
China Shipping Container Lines (z)	0.45	11-4-2015	13,000,000	12,999,675
China Shipping Container Lines (z)	0.50	11-6-2015	5,000,000	4,999,722
CNPC Finance 144A(z)	0.40	11-2-2015	4,000,000	4,000,000
CNPC Finance 144A(z)	0.40	11-3-2015	15,000,000	14,999,833
CNPC Finance 144A(z)	0.40	11-5-2015	10,000,000	9,999,667
COFCO Capital Corporation (z)	0.50	11-10-2015	10,000,000	9,998,889
Erste Abwicklungsanstalt 144A(z)	0.27	11-9-2015	5,000,000	4,999,738
Erste Abwicklungsanstalt 144A(z)	0.32	11-24-2015	2,000,000	1,999,609
Erste Abwicklungsanstalt 144A(z)	0.32	2-26-2016	5,000,000	4,994,844
Erste Abwicklungsanstalt 144A(z)	0.32	2-24-2016	5,000,000	4,994,933
Erste Abwicklungsanstalt 144A±	0.35	3-1-2016	5,000,000	5,000,000
Erste Abwicklungsanstalt 144A±	0.36	2-9-2016	4,000,000	4,000,000
Erste Abwicklungsanstalt 144A±	0.36	4-19-2016	5,000,000	5,000,000
Erste Abwicklungsanstalt 144A±	0.36	4-13-2016	10,000,000	10,000,000
Erste Abwicklungsanstalt ±	0.62	1-29-2016	4,000,000	4,002,475
European Investment Bank (z)	0.26	12-29-2015	15,000,000	14,993,825
Sinochem Capital Company Limited (z)	0.19	11-12-2015	10,000,000	9,999,472
Sinochem Capital Company Limited (z)	0.50	11-5-2015	11,000,000	10,999,541
Sinopec Century Bright 144A(z)	0.45	11-6-2015	4,000,000	3,999,800
Sinopec Century Bright 144A(z)	0.45	11-12-2015	8,000,000	7,999,000
Sinopec Century Bright 144A(z)	0.45	11-13-2015	10,000,000	9,998,625
Sinopec Century Bright 144A(z)	0.45	11-16-2015	3,000,000	2,999,475
Toyota Motor Credit Corporation ±	0.28	12-1-2015	10,000,000	10,000,000
Toyota Motor Credit Corporation ±	0.37	2-18-2016	8,000,000	8,000,000

4

WELLS FARGO MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2015 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Other Commercial Paper (continued)
Trinity Health Corporation (z)	0.20%	11-12-2015	$5,000,000	$4,999,722

				231,969,984

Total Commercial Paper (Cost $1,288,027,222)				1,288,027,222

Corporate Bonds and Notes : 0.56%

Financials : 0.33%

Diversified Financial Services : 0.33%
Overseas Private Investment Corporation ±§	0.13	7-9-2026	10,000,000	10,000,000

Health Care : 0.20%

Materials : 0.03%

Total Corporate Bonds and Notes (Cost $16,840,000)				16,840,000

Municipal Obligations : 7.04%

Arizona : 0.07%
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.20	11-17-2015	2,000,000	1,999,833

Colorado : 0.49%

Variable Rate Demand Note ø: 0.49%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.15	5-1-2052	14,780,000	14,780,000

Connecticut : 1.23%

Variable Rate Demand Note ø: 1.23%
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue) 144A	0.40	4-15-2046	37,020,000	37,020,000

Florida : 0.03%

Variable Rate Demand Note ø: 0.03%
Puttable Floating Option Taxable Series TNP-1011 (Health Revenue, Bank of America NA LIQ) 144A	0.40	12-1-2025	855,000	855,000

Georgia : 0.33%

Other Municipal Debt : 0.17%
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.21	11-16-2015	2,000,000	2,000,000
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.23	12-1-2015	3,000,000	3,000,000

				5,000,000

Variable Rate Demand Note ø: 0.16%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.45	10-1-2039	4,935,000	4,935,000

Idaho : 0.17%

Other Municipal Debt : 0.17%
Idaho Housing Finance Association (Miscellaneous Revenue) (z)	0.52	11-23-2015	5,000,000	4,998,483

5

PORTFOLIO OF INVESTMENTS — October 31, 2015 (UNAUDITED)	WELLS FARGO MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value
Illinois : 0.83%

Variable Rate Demand Note ø: 0.83%
Illinois State (GO Revenue, Societe Generale LIQ) 144A	0.30%	6-1-2033	$25,000,000	$25,000,000

Louisiana : 0.62%

Variable Rate Demand Note ø: 0.62%
Puttable Floating Option Taxable Series TNP-1014 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.40	6-1-2045	18,700,000	18,700,000

Maryland : 0.06%

Variable Rate Demand Note ø: 0.06%
Maryland CDA Housing & Community Residential Series F (Housing Revenue, State Street Bank & Trust Company SPA)	0.19	9-1-2044	1,985,000	1,985,000

New York : 0.41%

Variable Rate Demand Notes ø: 0.41%
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	0.42	5-1-2048	7,000,000	7,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 (Miscellaneous Revenue) 144A	0.90	5-15-2051	4,360,000	4,360,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.34	7-1-2017	1,000,000	1,000,000

				12,360,000

North Carolina : 0.09%

Variable Rate Demand Note ø: 0.09%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.16	7-1-2027	2,610,000	2,610,000

Ohio : 0.16%

Variable Rate Demand Note ø: 0.16%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.15	9-1-2039	4,904,000	4,904,000

Oregon : 0.17%

Variable Rate Demand Note ø: 0.17%
Oregon PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	5-1-2035	5,000,000	5,000,000

Other : 1.09%

Variable Rate Demand Notes ø: 1.09%
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.40	12-1-2038	7,845,000	7,845,000
Resident Interest Bond Floater Trust Series 8UE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.25	12-27-2016	20,000,000	20,000,000
Residual Interest Bond Floater Trust Delnor Health System Series 2014 (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.22	11-25-2017	5,000,000	5,000,000

				32,845,000

6

WELLS FARGO MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2015 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania : 0.10%

Variable Rate Demand Note ø: 0.10%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.34%	7-1-2017	$3,000,000	$3,000,000

South Carolina : 0.10%

Other Municipal Debt : 0.10%
South Carolina Public Service Authority Series EE (Utilities Revenue)	0.20	11-24-2015	3,000,000	3,000,000

Tennessee : 0.25%

Variable Rate Demand Note ø: 0.25%
Chattanooga TN Health & Education Housing Facilities Tender Option Bond Trust Receipts Series 2015-XF1023 (Health Revenue, Deutsche Bank LIQ) 144A	0.26	7-1-2033	7,655,000	7,655,000

Texas : 0.28%

Variable Rate Demand Notes ø: 0.28%
Dallas-Fort Worth TX International Airport Series DBE-1127-X Deutsche Bank SPEAR/LIFER Trust (Airport Revenue, Deutsche Bank LIQ) 144A	0.21	11-1-2035	3,000,000	3,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.31	12-15-2026	5,487,037	5,487,037

				8,487,037

Washington : 0.10%

Other Municipal Debt : 0.10%
Port of Seattle WA Series D-1 (Miscellaneous Revenue)	0.29	12-2-2015	3,000,000	3,000,000

Wisconsin : 0.46%

Variable Rate Demand Note ø: 0.46%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC)	0.15	1-1-2042	13,740,000	13,740,000

Total Municipal Obligations (Cost $211,874,353)				211,874,353

Other Instruments : 4.12%
DBS Bank Limited Pooled Bank Deposit Product §	0.19	1-1-2050	60,000,000	60,000,000
Dexia Credit Local ±	0.54	11-23-2015	4,000,000	4,000,288

Oversea-Chinese Banking Corporation Pooled Bank Deposit Product §	0.19	1-1-2050	60,000,000	60,000,000

Total Other Instruments (Cost $124,000,288)				124,000,288

Other Notes : 1.47%

Corporate Bonds and Notes : 1.47%
Racetrac Capital LLC ±	0.15	9-1-2020	4,250,000	4,250,000
United Overseas Bank Limited §	0.19	1-1-2050	40,000,000	40,000,000

Total Other Notes (Cost $44,250,000)				44,250,000

Repurchase Agreements ^^: 14.94%
Bank of America Corporation, dated 10-30-2015, maturity value $27,009,501 (1)	0.08	11-2-2015	26,987,431	26,987,431

7

PORTFOLIO OF INVESTMENTS — October 31, 2015 (UNAUDITED)	WELLS FARGO MONEY MARKET FUND

Security name		Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^ (continued)
Credit Agricole, dated 10-30-2015, maturity value $53,000,398 (2)		0.09%	11-2-2015	$53,000,000	$53,000,000
Federal Reserve Bank of New York, dated 10-30-2015, maturity value $200,000,833 (3)		0.05	11-2-2015	200,000,000	200,000,000
Goldman Sachs & Company, dated 10-1-2015, maturity value $37,009,404 (4) ±§(i)¢		0.15	12-1-2015	37,000,000	37,000,000
GX Clarke & Company, dated 10-30-2015, maturity value $17,000,213 (5)		0.15	11-2-2015	17,000,000	17,000,000
JPMorgan Securities, dated 10-1-2015, maturity value $25,013,778 (6) ±§(i)¢		0.31	12-4-2015	25,000,000	25,000,000
JPMorgan Securities, dated 10-1-2015, maturity value $3,000,347 (7) ±§¢		0.13	11-2-2015	3,000,000	3,000,000
RBC Capital Markets, dated 10-30-2015, maturity value $52,000,433 (8)		0.10	11-2-2015	52,000,000	52,000,000
Royal Bank of Scotland, dated 10-30-2015, maturity value $36,000,300 (9)		0.10	11-2-2015	36,000,000	36,000,000

Total Repurchase Agreements (Cost $449,987,431)					449,987,431

Total investments in securities (Cost $3,029,970,619)*	100.62%				3,029,970,619
Other assets and liabilities, net	(0.62)				(18,709,233)

Total net assets	100.00%				$3,011,261,386

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
§	The security is subject to a demand feature which reduces the effective maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
(i)	Illiquid security
^^ (1)	U.S. government securities, 3.00 to 4.00%, 2-1-2042 to 4-1-2045, fair value including accrued interest is $27,797,054.
(2)	U.S. government securities, 0.32% to 5.00%, 11-23-2016 to 3-1-2045, fair value including accrued interest is $54,461,097.
(3)	U.S. government securities, 2.50% to 4.00%, 5-1-2027 to 9-1-2042, fair value including accrued interest is $200,000,839.
(4)	Commercial paper, 0.00%, 11-2-2015 to 5-3-2016, fair value including accrued interest is $37,740,000.
(5)	U.S. government securities, 2.50% to 4.00%, 5-1-2027 to 9-1-2042, fair value including accrued interest is $17,439,656.
(6)	Commercial paper, 0.00% to 3.50%, 11-2-2015 to 2-1-2045, fair value including accrued interest is $25,513,897.
(7)	Commercial paper, 0.33% to 6.00%, 12-11-2015 to 11-1-2045, fair value including accrued interest is $3,085,029.
(8)	U.S. government securities, 1.39% to 5.71%, 6-1-2019 to 6-1-2046, fair value including accrued interest is $53,560,000.
(9)	U.S. government securities, 0.04% to 6.12%, 1-31-2016 to 7-15-2051, fair value including accrued interest is $36,736,551.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

ACA	ACA Financial Guaranty Corporation
CDA	Community Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
LIFER	Long Inverse Floating Exempt Receipts

8

WELLS FARGO MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2015 (UNAUDITED)

LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts

9

Wells Fargo Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo California Municipal Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 96.49%

California : 96.49%

Other Municipal Debt : 13.09%
Bay Area California Toll Authority Toll Bridge Revenue San Francisco Bay Area Series F (Transportation Revenue) §	5.00%	4-1-2031	$12,175,000	$12,416,326
California Series A2 (Transportation Revenue)	0.04	12-1-2015	13,750,000	13,750,000
Los Angeles County CA Schools Pooled Financing Program Series A1 (Miscellaneous Revenue)	2.00	6-1-2016	7,000,000	7,067,796
Los Angeles County CA Schools Pooled Financing Program Series A2 (Miscellaneous Revenue)	2.00	6-1-2016	5,000,000	5,048,142
Los Angeles County CA Schools Pooled Financing Program Series A3 (Miscellaneous Revenue)	2.00	6-30-2016	2,220,000	2,243,731
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	2.00	6-30-2016	10,000,000	10,110,509
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	5.00	6-30-2016	25,000,000	25,780,781
Los Angeles County Capital Asset Leasing Corporation Series B (Miscellaneous Revenue)	0.03	11-10-2015	18,000,000	18,000,000
San Diego CA Water Authority Series 7 (Utilities Revenue)	0.02	11-5-2015	10,000,000	10,000,000
San Diego CA Water Authority Series 7 (Utilities Revenue)	0.04	1-12-2016	6,250,000	6,250,000
San Francisco CA Airport Commission Series A3 (Transportation Revenue)	0.02	12-3-2015	2,500,000	2,500,000
San Francisco CA Airport Commission Series A3 (Transportation Revenue)	0.04	12-3-2015	18,188,000	18,188,000
San Francisco CA Airport Commission Series A3 (Transportation Revenue)	0.05	11-17-2015	10,000,000	10,000,000

				141,355,285

Variable Rate Demand Notes ø: 83.40%
Alameda CA PFA MFHR Eagle Parrot Project Series A (Housing Revenue, FNMA LOC, FNMA Insured)	0.03	5-15-2035	1,480,000	1,480,000
Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	3-15-2033	3,580,000	3,580,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California Housing Eastridge Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	6-15-2030	2,445,000	2,445,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California Lakeside Village Apartments Series A (Housing Revenue, FHLMC LIQ)	0.01	10-1-2046	8,400,000	8,400,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California Menlo School (Education Revenue, Northern Trust Company LOC)	0.02	9-1-2033	2,500,000	2,500,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	7-15-2035	1,100,000	1,100,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.02	4-1-2035	2,185,000	2,185,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.02	4-1-2036	6,095,000	6,095,000
Bakersfield CA Waste Water Tender Option Bond Trust Receipts/Certificates Series XM0076 (Water & Sewer Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.12	9-15-2032	7,975,000	7,975,000
Barclays Capital Municipal Trust Receipts Series 11B (Education Revenue, Barclays Bank plc LIQ) 144A	0.03	10-1-2038	6,310,000	6,310,000
Barclays Capital Municipal Trust Receipts Series 2W (Water & Sewer Revenue, Barclays Bank plc LIQ) 144A	0.03	6-1-2034	7,500,000	7,500,000
Burbank CA Unified School District Series 2013 ROC RR II R-14055 (GO Revenue, Citibank NA LIQ) 144A	0.02	2-1-2021	5,520,000	5,520,000
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue)	0.02	10-1-2020	25,330,000	25,330,000

1

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo California Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
California CDA Arbor Ridge Apartments Series B (Tobacco Revenue, FHLMC LIQ)	0.03%	11-1-2036	$9,500,000	$9,500,000
California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC LIQ)	0.03	9-1-2040	3,555,000	3,555,000
California CDA MFHR Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.01	8-1-2045	7,000,000	7,000,000
California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	10-15-2030	3,985,000	3,985,000
California CDA MFHR Imperial Park Apartments Series OO (Housing Revenue, FHLMC LOC)	0.02	11-1-2040	6,620,000	6,620,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	8-1-2031	9,100,000	9,100,000
California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-15-2037	5,265,000	5,265,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-1-2027	6,165,000	6,165,000
California CDA Sutter Health Series A (Health Revenue, Ambac Insured, Credit Suisse LIQ) 144A	0.01	8-15-2038	6,000,000	6,000,000
California CDA Sutter Health Series B (Health Revenue, Credit Suisse LIQ) 144A	0.01	11-15-2048	10,000,000	10,000,000
California CDA Sutter Health Series C (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.02	8-15-2032	12,825,000	12,825,000
California CDA Tyrella Gardens Apartments Series B (Housing Revenue, Citibank NA LOC)	0.04	6-1-2036	140,000	140,000
California CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	11-15-2039	2,300,000	2,300,000
California CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	11-15-2035	4,375,000	4,375,000
California CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	11-15-2035	3,605,000	3,605,000
California Deutsche Bank SPEAR/LIFER Trust Series DBE-364 (Education Revenue, AGM/FGIC/Ambac Insured, Deutsche Bank LIQ) 144A	0.26	6-1-2047	28,000,000	28,000,000
California Election of 2002 Series B Tender Option Bond Trust Receipts/Certificates Series XF0103 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	0.07	12-1-2015	4,805,000	4,805,000
California Enterprise Development Authority Pocino Foods Company Project Series A (Industrial Development Revenue, City National Bank LOC)	0.01	11-1-2033	7,550,000	7,550,000
California GO Kindergarten Series A2 (GO Revenue, State Street Bank & Trust Company LOC)	0.01	5-1-2034	12,900,000	12,900,000
California HFA Home Mortgage Series B (Housing Revenue, Bank of America NA LOC)	0.01	2-1-2035	3,650,000	3,650,000
California HFA Home Mortgage Series C (Housing Revenue, Bank of America NA LOC)	0.01	2-1-2037	3,600,000	3,600,000
California HFA Series 3206 (Housing Revenue, Morgan Stanley Bank LIQ) 144A	0.24	8-1-2037	14,050,000	14,050,000
California HFFA Catholic Healthcare West Series C (Health Revenue, Bank of Montreal LOC)	0.01	3-1-2047	2,000,000	2,000,000
California HFFA Children’s Hospital of Orange County Series C (Health Revenue, U.S. Bank NA LOC)	0.01	11-1-2038	14,470,000	14,470,000
California HFFA City of Hope Series B (Health Revenue)	0.01	11-15-2042	3,200,000	3,200,000
California HFFA Tender Option Bond Trust Receipts Certificates Series XF0236 (Health Revenue, TD Bank NA LIQ) 144A	0.02	8-15-2031	9,500,000	9,500,000
California Housing Finance Agency Revenue Series H (Housing Revenue, Bank of America NA LOC)	0.01	8-1-2032	2,070,000	2,070,000
California Housing Finance Agency Revenue Series N (Housing Revenue, Bank of America NA LOC)	0.01	8-1-2031	3,015,000	3,015,000
California Infrastructure & Economic Development Bank Canyon Plastics Incorporated Project Series A (Industrial Development Revenue, Bank of the West LOC)	0.08	12-1-2039	1,885,000	1,885,000
California Infrastructure & Economic Development Bank Loyola High School Project (Miscellaneous Revenue, First Republic Bank LOC)	0.02	12-1-2035	1,130,000	1,130,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Utilities Revenue, Union Bank NA LOC)	0.01	11-1-2026	4,000,000	4,000,000

2

Wells Fargo California Municipal Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
California Infrastructure & Economic Development Bank ROC RR-II-R-11527 (Transportation Revenue, Ambac Insured, Citibank NA LIQ) 144A	0.02%	7-1-2030	$9,900,000	$9,900,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	0.01	12-1-2040	14,250,000	14,250,000
California Infrastructure & Economic Development Bank Society For The Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.03	1-1-2037	2,035,000	2,035,000
California JPMorgan Chase PUTTER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.05	7-1-2024	30,780,000	30,780,000
California Municipal Finance Authority Chevron USA Recovery Zone Project Series A (Industrial Development Revenue)	0.01	11-1-2035	7,600,000	7,600,000
California Municipal Finance Authority High Desert Partnership (Education Revenue, Union Bank NA LOC)	0.04	4-1-2042	1,240,000	1,240,000
California Municipal Finance Authority Pacific Institute Series A (Housing Revenue, California Bank & Trust LOC)	0.01	8-1-2037	19,500,000	19,500,000
California Municipal Finance Authority San Francisco Planning Project Series A (Industrial Development Revenue, Pacific Capital Bank NA LOC)	0.01	12-1-2042	4,500,000	4,500,000
California PCFA Pacific Gas & Electric Project Series B (Utilities Revenue, JPMorgan Chase & Company LOC)	0.01	11-1-2026	300,000	300,000
California PCFA Pacific Gas & Electric Project Series C (Utilities Revenue, JPMorgan Chase & Company LOC)	0.01	11-1-2026	2,000,000	2,000,000
California PCFA Pacific Gas & Electric Series E (Utilities Revenue, JPMorgan Chase & Company LOC)	0.01	11-1-2026	100,000	100,000
California PCFA Solid Waste John B. & Ann M. Verwey Project (Resource Recovery Revenue, CoBank LOC)	0.04	5-1-2028	3,400,000	3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, CoBank LOC)	0.06	11-1-2027	6,000,000	6,000,000
California PCFA Wadham Energy Series C (Resource Recovery Revenue, BNP Paribas LOC)	0.12	11-1-2017	2,900,000	2,900,000
California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)	0.05	8-1-2018	10,100,000	10,100,000
California PFOTER PT-4672 (Education Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.08	11-1-2032	8,000,000	8,000,000
California Statewide CDA Crossings UHC Madera (Housing Revenue, Citibank NA LOC)	0.04	1-1-2038	2,770,000	2,770,000
California Statewide CDA Subseries B (Utilities Revenue, Royal Bank of Canada SPA)	0.07	11-1-2040	8,000,000	8,000,000
California Statewide Communities Concord Green Apartments Project (Housing Revenue, East West Bank LOC)	0.02	6-1-2028	8,700,000	8,700,000
California Statewide Communities Various Housing Hermosa Vista Apartments Series XX (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-15-2036	4,000,000	4,000,000
California Tender Option Bond Trust Receipts/Certificates Series XF1041 (GO Revenue, Deutsche Bank LIQ) 144A	0.20	11-1-2044	22,895,000	22,895,000
California University Revenue Systemwide PUTTER Series 2646Z (Education Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.09	5-1-2030	4,775,000	4,775,000
California University Revenue Systemwide Series A (Education Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.13	11-1-2033	5,685,000	5,685,000
California University Tender Option Bond Trust Receipts/Certificates Series ZF0177 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.02	5-15-2021	1,400,000	1,400,000
California University Tender Option Bond Trust Receipts/Certificates Series ZF0178 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.02	5-15-2021	500,000	500,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1188 (GO Revenue, Deutsche Bank LIQ) 144A	0.16	8-1-2047	10,230,000	10,230,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1189 (Education Revenue, Deutsche Bank LIQ) 144A	0.16	5-15-2036	7,500,000	7,500,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-296 (GO Revenue, AGM Insured, Deutsche Bank LIQ) 144A	0.16	8-1-2031	9,795,000	9,795,000

3

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo California Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Elsinore Valley CA Municipal Water District Series 2007A Eclipse Funding Trust Solar Eclipse 2007-0069 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.03%	7-1-2034	$25,550,000	$25,550,000
Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)	0.02	3-1-2028	6,620,000	6,620,000
Irvine CA Improvement Board Act District No. 87-8 (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.01	9-2-2024	100,000	100,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #05-21 Series A (Miscellaneous Revenue, U.S. Bank NA LOC) 144A	0.01	9-2-2050	1,900,000	1,900,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #97-17 (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.01	9-2-2023	21,200,000	21,200,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3927Z (GO Revenue, JPMorgan Chase & Company LIQ) 144A	0.04	2-1-2019	5,340,000	5,340,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3974Z (GO Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.04	8-1-2016	3,960,000	3,960,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4414 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.02	5-15-2021	5,000,000	5,000,000
Los Angeles CA Certificate of Participation Samuel A. Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.01	8-1-2038	7,150,000	7,150,000
Los Angeles CA Community College District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-4 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.02	8-1-2033	4,100,000	4,100,000
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	12-15-2034	6,290,000	6,290,000
Los Angeles CA IDA Megatoys Project (Industrial Development Revenue, East West Bank LOC)	0.07	7-1-2031	3,000,000	3,000,000
Los Angeles CA Tender Option Bond Trust Receipts/Certificates Series XF0041 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.05	11-15-2025	8,000,000	8,000,000
Los Angeles CA Tender Option Bond Trust Receipts/Certificates Series ZF0158 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.05	8-1-2022	3,060,000	3,060,000
Los Angeles CA Water & Power Revenue Subseries B6 (Utilities Revenue, Bank of Montreal SPA)	0.01	7-1-2034	100,000	100,000
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.01	10-1-2042	9,915,000	9,915,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC, Ambac Insured)	0.01	1-1-2031	26,405,000	26,405,000
Mountain View CA Multifamily Housing Villa Mariposa Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.01	2-15-2017	9,900,000	9,900,000
Oakland CA Joint Powers Financing Authority Series A (Housing Revenue, Citibank NA LOC)	0.02	7-1-2033	860,000	860,000
Petaluma CA Community Development Commission MFHR Oakmont at Petaluma Series A (Health Revenue, U.S. Bank NA LOC)	0.06	4-1-2026	500,000	500,000
Riverside County CA Transportation Various Limited Tax Series 2009-B (Tax Revenue, Bank of Tokyo-Mitsubishi SPA)	0.01	6-1-2029	1,400,000	1,400,000
Sacramento CA Housing Authority Lofts at Natomas Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	6-15-2036	5,190,000	5,190,000
Sacramento CA MUD Tender Option Bond Trust Receipts/Certificates Series XM0067 (Utilities Revenue, Bank of America NA LIQ) 144A	0.27	8-15-2026	3,000,000	3,000,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC LOC)	0.03	5-1-2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	9-15-2035	6,535,000	6,535,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.03	12-1-2022	13,600,000	13,600,000
Sacramento County CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	9-15-2036	5,205,000	5,205,000
Sacramento County CA River Pointe Housing Authority Apartments Series 2007B (Housing Revenue, FNMA LOC, FNMA Insured)	0.02	8-15-2027	10,000,000	10,000,000
Sacramento County CA Sanitation Districts Financing Authority PUTTER Series 2821 (Water & Sewer Revenue, AGM/FGIC Insured, JPMorgan Chase & Company LIQ) 144A	0.05	3-1-2026	6,620,000	6,620,000

4

Wells Fargo California Municipal Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03%	5-15-2029	$6,115,000	$6,115,000
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	2-15-2027	1,800,000	1,800,000
San Diego County CA Community College District Royal Bank of Canada Municipal Products Incorporated Series O-8 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.02	8-1-2019	11,000,000	11,000,000
San Francisco CA City & County Public Utilities Commission PFOTER PT-4723 (Water & Sewer Revenue, Bank of America NA LIQ) 144A	0.02	11-1-2036	18,660,000	18,660,000
San Francisco CA City & County RDA Maria Manor Apartments Series F (Housing Revenue, Citibank NA LOC)	0.03	12-1-2033	1,125,000	1,125,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.03	12-1-2033	10,240,000	10,240,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, Citibank NA LOC)	0.04	11-1-2033	6,325,000	6,325,000
San Francisco CA Tender Option Bond Trust Receipts/Certificates Series XF0226 (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.02	11-1-2043	4,130,000	4,130,000
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.02	11-1-2039	5,990,000	5,990,000
San Francisco City & County CA RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.02	12-1-2017	32,500,000	32,500,000
San Joaquin CA Delta Community College Tender Option Bond Trust Receipts/Certificates Series ZF0180 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	0.11	8-1-2022	2,415,000	2,415,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC LIQ)	0.03	2-1-2038	10,600,000	10,600,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC LIQ)	0.02	6-1-2036	4,230,000	4,230,000
San Luis Obispo County CA Community College District Series ZF2097 (GO Revenue, Morgan Stanley Bank LIQ) 144A	0.09	8-1-2040	3,290,000	3,290,000
San Luis Obispo County CA Community College District Series ZF2098 (GO Revenue, Morgan Stanley Bank LIQ) 144A	0.09	8-1-2040	3,290,000	3,290,000
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC/MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.02	9-1-2038	23,570,000	23,570,000
San Marcos CA Unified School District Series 3269 (GO Revenue, Morgan Stanley Bank LIQ) 144A	0.06	8-1-2031	5,000,000	5,000,000
San Mateo County CA Community College CAB Series B (Education Revenue, National Insured, Deutsche Bank LIQ) 144A	0.26	9-1-2036	13,610,000	13,610,000
Santa Clara Valley CA Transportation Authority Series A (Tax Revenue, State Street Bank & Trust Company SPA)	0.01	6-1-2026	3,600,000	3,600,000
State of California Series A4 (GO Revenue, Citibank NA LOC)	0.01	5-1-2034	11,750,000	11,750,000
Tahoe Forest California Hospital District (Health Revenue, U.S. Bank NA LOC)	0.01	7-1-2033	2,140,000	2,140,000
Vacaville CA MFHR Quail Run Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	7-15-2018	6,900,000	6,900,000
Ventura County CA Community College District Series 2015 PUTTER Series 2015-XF0138 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	0.02	2-1-2023	6,000,000	6,000,000

				900,315,000

Total Municipal Obligations (Cost $1,041,670,285)				1,041,670,285

Other : 1.84%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) ±§144A	0.09	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) ±§144A	0.08	8-1-2040	9,000,000	9,000,000

5

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo California Municipal Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Other (continued)
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) ±§144A		0.08%	8-1-2040	$7,800,000	$7,800,000

Total Other (Cost $19,800,000)					19,800,000

Repurchase Agreements : 0.83%
Credit Agricole, dated 10-30-2015, maturity value $9,000,053 ^^		0.07	11-2-2015	9,000,000	9,000,000

Total Repurchase Agreements (Cost $9,000,000)					9,000,000

Total investments in securities (Cost $1,070,470,285)*	99.16%				1,070,470,285
Other assets and liabilities, net	0.84				9,050,349

Total net assets	100.00%				$1,079,520,634

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
^^	Collateralized by U.S. government securities, 0.13% to 4.00%, 8-20-2042 to 9-20-2042, fair value including accrued interest is $9,180,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LOC	Letter of credit
MBIA	Municipal Bond Insurance Association
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
ROC	Reset option certificates
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TRAN	Tax revenue anticipation notes

The accompanying notes are an integral part of these financial statements.

6

Wells Fargo California Municipal Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Heritage Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 39.12%
Abbey National Treasury Services plc	0.07%	11-2-2015	$128,000,000	$128,000,000
Agricultural Bank of China ±§	0.42	9-2-2016	152,000,000	152,000,000
Australia & New Zealand Banking Group	0.07	11-2-2015	617,000,000	617,000,000
Bank of Montreal ±	0.40	4-26-2016	170,000,000	170,000,000
Bank of Nova Scotia ±	0.30	1-7-2016	50,000,000	49,997,316
Bank of Nova Scotia ±	0.32	12-21-2015	156,000,000	156,000,000
Bank of Nova Scotia ±	0.36	11-25-2015	302,000,000	302,000,000
Bank of Nova Scotia ±	0.36	1-8-2016	92,000,000	92,000,000
Commonwealth Bank of Australia	0.07	11-2-2015	246,000,000	246,000,000
Cooperatieve Centrale	0.29	11-4-2015	155,000,000	155,000,000
Cooperatieve Centrale ±	0.44	7-12-2016	63,000,000	63,015,723
Credit Agricole SA	0.08	11-2-2015	1,137,000,000	1,137,000,000
Credit Industriel et Commercial (New York)	0.07	11-2-2015	1,139,000,000	1,139,000,000
Credit Suisse (New York) ±	0.58	12-1-2015	47,000,000	47,009,995
Dexia Credit Local SA (New York) ±%%	0.37	5-11-2016	175,000,000	175,000,000
Dexia Credit Local SA (New York) ±	0.38	4-18-2016	150,000,000	150,000,000
DG Bank (New York)	0.20	11-18-2015	140,000,000	140,000,000
DG Bank (New York)	0.38	1-25-2016	167,000,000	167,000,000
DG Bank (New York)	0.41	2-8-2016	137,000,000	137,000,000
DNB Nor Bank ASA	0.05	11-2-2015	726,000,000	726,000,000
HSBC Bank plc	0.08	11-2-2015	362,000,000	362,000,000
HSBC Bank plc ±	0.35	1-5-2016	157,000,000	157,000,000
HSBC Bank plc ±	0.35	1-15-2016	220,000,000	220,000,000
HSBC Bank plc ±	0.36	2-9-2016	109,000,000	109,000,000
HSBC Bank plc ±	0.36	1-11-2016	120,000,000	120,000,000
KBC Bank	0.06	11-2-2015	527,000,000	527,000,000
Lloyds Bank plc	0.06	11-2-2015	381,000,000	381,000,000
Lloyds Bank plc	0.18	11-2-2015	80,000,000	80,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.30	11-3-2015	148,000,000	148,000,000
Mizuho Corporate Bank (London) (z)	0.36	1-26-2016	198,000,000	197,831,850
National Bank of Canada ±	0.44	11-6-2015	68,000,000	68,000,802
National Bank of Canada	0.48	1-13-2016	155,000,000	155,000,000
National Bank of Kuwait	0.09	11-2-2015	442,750,000	442,750,000
Natixis (Cayman Islands)	0.06	11-2-2015	171,800,000	171,800,000
Norinchukin Bank	0.18	11-6-2015	71,000,000	70,999,842
Norinchukin Bank	0.21	12-1-2015	90,000,000	90,000,000
Norinchukin Bank	0.28	12-9-2015	292,000,000	292,000,000
Oversea Chinese Banking Corporation ±	0.34	1-14-2016	130,000,000	130,000,000
Royal Bank of Canada ±	0.37	3-18-2016	83,000,000	83,000,000
Skandinaviska Enskilda Banken AG	0.05	11-2-2015	987,000,000	987,000,000
Skandinaviska Enskilda Banken AG	0.29	12-16-2015	47,500,000	47,500,000
Societe Generale	0.06	11-2-2015	350,000,000	350,000,000
Societe Generale ±	0.28	1-26-2016	314,000,000	314,000,000
Standard Chartered Bank ±	0.39	2-29-2016	180,000,000	180,000,000
Standard Chartered Bank ±	0.39	1-11-2016	227,000,000	227,000,000
Standard Chartered Bank ±	0.39	2-8-2016	142,000,000	142,000,000
Standard Chartered Bank ±	0.39	2-16-2016	147,000,000	147,000,000
Standard Chartered Bank ±	0.40	3-11-2016	105,000,000	105,000,000
State Street Bank & Trust Company ±	0.36	3-24-2016	237,000,000	237,000,000
State Street Bank & Trust Company ±	0.37	3-9-2016	132,000,000	132,000,000
State Street Bank & Trust Company ±	0.37	2-11-2016	165,000,000	165,000,000
State Street Bank & Trust Company ±	0.41	4-11-2016	125,000,000	125,000,000
Sumitomo Mitsui Banking Corporation	0.33	11-24-2015	30,000,000	30,000,000
Sumitomo Mitsui Banking Corporation	0.33	12-1-2015	77,775,000	77,776,248
Sumitomo Mitsui Banking Corporation	0.33	12-2-2015	92,750,000	92,756,939
Sumitomo Mitsui Banking Corporation	0.35	12-17-2015	180,000,000	180,000,000
Sumitomo Mitsui Banking Corporation	0.36	1-6-2016	49,800,000	49,803,140
Sumitomo Trust & Banking Corporation	0.30	12-30-2015	146,000,000	146,000,000
Sumitomo Trust & Banking Corporation	0.30	12-31-2015	199,000,000	199,000,000
Sumitomo Trust & Banking Corporation	0.30	1-5-2016	218,000,000	218,000,000
Sumitomo Trust & Banking Corporation	0.30	1-8-2016	159,000,000	159,000,000
Sumitomo Trust & Banking Corporation	0.33	11-24-2015	151,000,000	151,000,000
Svenska Handelsbanken ±	0.30	12-9-2015	173,000,000	173,000,000
Svenska Handelsbanken ±	0.35	1-19-2016	287,000,000	287,000,000
Svenska Handlesbanken	0.05	11-2-2015	335,000,000	335,000,000
Toronto-Dominion Bank ±	0.29	11-9-2015	159,000,000	159,000,000
Toronto-Dominion Bank ±	0.29	11-18-2015	148,000,000	148,000,000
Toronto-Dominion Bank ±	0.30	4-1-2016	172,000,000	172,000,000

1

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit (continued)
Toronto-Dominion Bank ±	0.31%	11-6-2015	$89,000,000	$89,000,000
Toronto-Dominion Bank ±	0.35	4-15-2016	227,000,000	227,000,000
Westpac Banking Corporation ±	0.29	11-3-2015	295,000,000	295,000,000

Total Certificates of Deposit (Cost $16,101,241,855)				16,101,241,855

Commercial Paper : 43.51%

Asset-Backed Commercial Paper : 21.06%
Albion Capital Corporation 144A(z)	0.22	11-23-2015	99,387,000	99,374,246
Albion Capital Corporation 144A(z)	0.22	11-25-2015	35,519,000	35,514,008
Albion Capital Corporation 144A(z)	0.28	12-16-2015	31,489,000	31,478,224
Albion Capital Corporation 144A(z)	0.35	11-16-2015	24,850,000	24,846,618
Anglesea Funding LLC 144A±	0.32	4-6-2016	100,000,000	100,000,000
Anglesea Funding LLC 144A(z)	0.17	11-4-2015	75,000,000	74,999,292
Anglesea Funding LLC 144A±	0.32	3-8-2016	240,000,000	240,000,000
Anglesea Funding LLC 144A±	0.32	3-14-2016	75,000,000	75,000,000
Anglesea Funding LLC 144A±	0.32	4-6-2016	50,000,000	50,000,000
Anglesea Funding LLC 144A±	0.33	12-29-2015	28,000,000	28,000,000
Anglesea Funding LLC 144A±	0.33	12-18-2015	110,000,000	110,000,000
Anglesea Funding LLC 144A±	0.33	2-29-2016	67,000,000	67,000,000
Antalis SA 144A(z)	0.27	11-16-2015	28,515,000	28,512,006
Antalis SA 144A(z)	0.28	12-4-2015	28,000,000	27,993,031
Antalis US Funding Corporation 144A(z)	0.28	12-2-2015	58,840,000	58,826,271
Antalis US Funding Corporation 144A(z)	0.26	11-2-2015	96,000,000	96,000,000
Antalis US Funding Corporation 144A(z)	0.28	11-23-2015	73,100,000	73,088,060
Antalis US Funding Corporation 144A(z)	0.28	11-24-2015	56,850,000	56,840,272
Antalis US Funding Corporation 144A(z)	0.28	12-3-2015	116,000,000	115,972,031
Atlantic Asset Securitization Corporation 144A±	0.29	4-15-2016	128,000,000	127,999,834
Atlantic Asset Securitization Corporation 144A±	0.29	4-12-2016	144,000,000	143,999,248
Atlantic Asset Securitization Corporation 144A(z)	0.21	11-10-2015	40,000,000	39,998,133
Atlantic Asset Securitization Corporation 144A±	0.28	4-27-2016	139,000,000	138,999,954
Barton Capital Corporation 144A(z)	0.32	12-10-2015	89,000,000	88,969,938
Bedford Row Funding Corporation 144A±	0.35	1-20-2016	64,000,000	64,000,000
Bedford Row Funding Corporation 144A±	0.35	2-1-2016	95,000,000	95,000,000
Bedford Row Funding Corporation 144A±	0.39	4-14-2016	100,000,000	100,000,000
Bedford Row Funding Corporation 144A±	0.39	4-14-2016	55,000,000	55,000,000
Bedford Row Funding Corporation 144A±	0.39	2-16-2016	98,000,000	97,997,944
Bedford Row Funding Corporation 144A±	0.39	4-4-2016	94,000,000	94,000,000
Bennington Stark Capital Company LLC 144A(z)	0.24	11-12-2015	109,000,000	108,992,733
Bennington Stark Capital Company LLC 144A±	0.44	5-13-2016	95,000,000	94,992,276
Cancara Asset Securitization LLC (z)	0.17	11-30-2015	25,000,000	24,996,694
Chesham Finance LLC 144A(z)	0.17	11-2-2015	59,000,000	59,000,000
Chesham Finance LLC 144A(z)	0.17	11-2-2015	78,000,000	78,000,000
Collateralized Commercial Paper Company LLC 144A±	0.46	4-22-2016	174,000,000	174,000,000
Collateralized Commercial Paper Company LLC ±	0.46	4-22-2016	144,000,000	144,000,000
Collateralized Commercial Paper Company LLC 144A±	0.49	6-8-2016	160,000,000	160,000,000
Concord Minutemen Capital Company 144A(z)	0.30	1-14-2016	5,000,000	4,996,958
Concord Minutemen Capital Company 144A(z)	0.21	11-5-2015	44,000,000	43,999,230
Concord Minutemen Capital Company 144A(z)	0.21	11-12-2015	36,000,000	35,997,900
Concord Minutemen Capital Company 144A(z)	0.28	11-2-2015	84,000,000	84,000,000
Concord Minutemen Capital Company 144A(z)	0.33	1-6-2016	180,000,000	179,892,750
Crown Point Capital Company 144A(z)	0.21	11-4-2015	148,000,000	147,998,273
Crown Point Capital Company (z)	0.21	11-5-2015	10,000,000	9,999,825
Crown Point Capital Company 144A(z)	0.21	11-9-2015	100,000,000	99,995,917
Crown Point Capital Company 144A(z)	0.28	11-2-2015	57,000,000	57,000,000
Crown Point Capital Company 144A(z)	0.33	1-7-2016	40,000,000	39,975,800
Gotham Funding Corporation 144A(z)	0.20	11-3-2015	137,000,000	136,999,238
Gotham Funding Corporation 144A(z)	0.21	11-5-2015	132,579,000	132,576,733
Gotham Funding Corporation 144A(z)	0.21	11-6-2015	32,000,000	31,999,253
Gotham Funding Corporation 144A(z)	0.21	11-13-2015	42,000,000	41,997,305
Halkin Finance LLC 144A(z)	0.20	11-4-2015	78,000,000	77,999,133
Halkin Finance LLC 144A(z)	0.20	11-5-2015	90,000,000	89,998,500
Institutional Secured Funding LLC 144A(z)##	0.25	11-2-2015	182,000,000	182,000,000
Institutional Secured Funding LLC 144A(z)	0.38	11-3-2015	253,000,000	252,997,330
Institutional Secured Funding LLC 144A(z)	0.38	11-20-2015	106,000,000	105,979,860
Kells Funding LLC 144A±	0.34	1-11-2016	163,000,000	163,000,000
Kells Funding LLC 144A±	0.34	1-13-2016	80,000,000	80,000,000
Kells Funding LLC 144A±	0.35	2-22-2016	110,000,000	109,993,573

2

Wells Fargo Heritage Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Kells Funding LLC 144A±	0.35%	2-25-2016	$123,000,000	$122,996,091
Lexington Parker Capital Company LLC 144A(z)	0.21	11-5-2015	44,000,000	43,999,230
Lexington Parker Capital Company LLC 144A(z)	0.33	1-6-2016	113,000,000	112,932,671
Lexington Parker Capital Company LLC 144A(z)	0.33	1-7-2016	48,000,000	47,970,960
Lexington Parker Capital Company LLC 144A(z)	0.33	1-12-2016	77,000,000	76,949,886
LMA Americas LLC 144A(z)	0.10	11-2-2015	26,000,000	26,000,000
Manhattan Asset Funding Company (z)	0.22	11-20-2015	46,000,000	45,994,940
Manhattan Asset Funding Company (z)	0.22	11-23-2015	57,000,000	56,992,685
Manhattan Asset Funding Company (z)	0.22	11-2-2015	71,000,000	71,000,000
Manhattan Asset Funding Company (z)	0.22	11-3-2015	30,000,000	29,999,817
Manhattan Asset Funding Company (z)	0.22	11-17-2015	53,000,000	52,995,142
Manhattan Asset Funding Company (z)	0.24	12-17-2015	53,000,000	52,984,100
Manhattan Asset Funding Company LLC (z)	0.22	11-13-2015	24,000,000	23,998,387
Manhattan Asset Funding Company LLC (z)	0.22	11-9-2015	69,180,000	69,177,041
Matchpoint Finance plc 144A(z)	0.25	12-8-2015	32,000,000	31,992,000
Matchpoint Finance plc 144A(z)	0.34	11-23-2015	28,000,000	27,994,447
Matchpoint Finance plc 144A(z)	0.35	11-19-2015	62,000,000	61,989,753
Mizuho Corporate Bank (London) (z)	0.35	1-21-2016	195,000,000	194,848,466
Mountcliff Funding LLC 144A(z)	0.16	11-2-2015	262,000,000	262,000,000
Old Line Funding LLC 144A(z)	0.10	11-2-2015	56,000,000	56,000,000
Regency Markets No.1 LLC 144A(z)	0.18	11-25-2015	52,072,000	52,066,012
Ridgefield Funding Company LLC 144A±	0.30	2-16-2016	157,000,000	157,000,000
Ridgefield Funding Company LLC 144A±	0.29	2-8-2016	408,000,000	408,000,000
Ridgefield Funding Company LLC 144A±	0.32	6-30-2016	169,000,000	169,000,000
Ridgefield Funding Company LLC 144A(z)	0.33	12-21-2015	76,000,000	75,965,863
Standard Chartered Bank (z)	0.33	12-18-2015	170,000,000	169,928,365
Sumitomo Mitsui Banking Corporation (z)	0.34	12-22-2015	150,000,000	149,929,225
Sumitomo Mitsui Banking Corporation (z)	0.34	12-23-2015	150,000,000	149,927,811
Versailles Commercial Paper LLC 144A±	0.27	4-8-2016	61,000,000	61,000,000
Versailles Commercial Paper LLC 144A±	0.28	3-11-2016	125,000,000	125,000,000
Versailles Commercial Paper LLC 144A±	0.27	4-29-2016	40,000,000	40,000,000
Victory Receivables 144A(z)	0.20	11-2-2015	25,000,000	25,000,000
Victory Receivables 144A(z)	0.20	11-4-2015	32,981,000	32,980,633
Victory Receivables 144A(z)	0.21	11-5-2015	52,000,000	51,999,090
Victory Receivables 144A(z)	0.21	11-6-2015	46,000,000	45,998,927
Victory Receivables 144A(z)	0.21	11-9-2015	47,395,000	47,393,065
Victory Receivables 144A(z)	0.21	11-19-2015	15,004,000	15,002,512
Victory Receivables 144A(z)	0.21	11-25-2015	15,274,000	15,271,951
Victory Receivables 144A(z)	0.21	12-4-2015	17,000,000	16,996,827

				8,670,064,288

Financial Company Commercial Paper : 14.52%
ASB Finance Limited 144A±	0.40	5-27-2016	72,000,000	72,000,000
Australia & New Zealand Banking Group 144A±	0.46	4-18-2016	158,000,000	158,036,030
Australia & New Zealand Banking Group 144A±	0.37	12-21-2015	102,000,000	102,000,000
Banco de Credito e Inversiones 144A(z)	0.48	1-4-2016	110,000,000	109,907,600
Banco de Credito e Inversiones 144A(z)	0.48	1-28-2016	111,000,000	110,871,240
Banco del Estado de Chile 144A(z)	0.47	12-2-2015	57,000,000	56,977,675
Banco del Estado de Chile 144A(z)	0.47	12-8-2015	26,000,000	25,987,780
Banco del Estado de Chile 144A(z)	0.48	1-5-2016	8,750,000	8,742,533
Banco del Estado de Chile 144A(z)	0.48	1-8-2016	34,000,000	33,969,627
Banco Santander Chile 144A(z)	0.35	11-3-2015	23,000,000	22,999,776
Bank of Nova Scotia 144A±	0.35	12-1-2015	163,000,000	163,000,000
Bank of Nova Scotia 144A±	0.38	4-1-2016	166,000,000	166,000,000
Banque et Caisse d’Epargne de l’Etat (z)	0.30	11-17-2015	66,000,000	65,991,750
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	11-13-2015	27,000,000	26,998,515
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	12-3-2015	71,000,000	70,988,078
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	12-7-2015	136,000,000	135,973,556
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	12-4-2015	119,000,000	118,976,729
Caisse Centrale Desjardins du Quebec 144A(z)	0.28	12-23-2015	30,000,000	29,988,100
Caisse Centrale Desjardins du Quebec 144A±	0.36	4-22-2016	175,000,000	175,000,000
CDP Financial Incorporated 144A(z)	0.34	12-15-2015	85,000,000	84,965,480
CDP Financial Incorporated 144A(z)	0.34	12-16-2015	57,000,000	56,976,313
Commonwealth Bank of Australia 144A±	0.30	2-25-2016	118,000,000	117,996,505
Commonwealth Bank of Australia 144A±	0.37	4-5-2016	124,000,000	124,000,000
HSBC Bank plc 144A±	0.34	2-8-2016	190,000,000	190,000,000
ING (US) Funding LLC (z)	0.27	12-22-2015	43,000,000	42,983,875

3

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
JPMorgan Securities Incorporated 144A±	0.40%	11-19-2015	$147,000,000	$147,000,000
National Australia Bank Limited 144A±	0.33	1-8-2016	310,000,000	310,000,000
National Australia Bank Limited 144A±	0.33	11-20-2015	152,000,000	152,000,000
Nationwide Building Society 144A(z)	0.40	12-4-2015	162,000,000	161,942,400
Nationwide Building Society 144A(z)	0.40	12-7-2015	160,000,000	159,937,778
Nationwide Building Society 144A(z)	0.40	12-8-2015	83,000,000	82,966,800
Nationwide Building Society 144A(z)	0.40	12-9-2015	83,000,000	82,965,878
Nationwide Building Society 144A(z)	0.41	12-1-2015	151,000,000	150,950,736
Nationwide Building Society 144A(z)	0.41	12-10-2015	127,000,000	126,945,707
Nationwide Building Society 144A(z)	0.41	1-15-2016	114,000,000	113,903,923
Nederlandse Waterschapsbank 144A±	0.36	2-26-2016	192,000,000	191,998,343
Nederlandse Waterschapsbank 144A±	0.37	3-21-2016	146,000,000	146,000,000
Nederlandse Waterschapsbank 144A±	0.37	3-18-2016	145,000,000	145,000,000
NRW Bank 144A(z)	0.20	12-4-2015	22,000,000	21,996,089
NV Bank Nederlandse Gemeenten 144A±	0.27	11-9-2015	258,000,000	258,000,000
NV Bank Nederlandse Gemeenten 144A±	0.28	12-10-2015	138,000,000	137,999,275
NV Bank Nederlandse Gemeenten 144A±	0.29	1-25-2016	160,000,000	160,000,000
NV Bank Nederlandse Gemeenten 144A±	0.36	5-6-2016	150,000,000	150,000,000
NV Bank Nederlandse Gemeenten 144A±	0.37	3-29-2016	126,000,000	126,000,000
PSP Capital Incorporated 144A(z)	0.16	11-25-2015	35,000,000	34,996,422
Shagang South Asia (z)	0.50	11-5-2015	27,000,000	26,998,875
Skandinaviska Enskilda Banken AG 144A(z)	0.30	12-23-2015	124,000,000	123,948,178
Sumitomo Trust & Banking Corporation 144A(z)	0.30	1-19-2016	25,000,000	24,983,750
Suncorp Group Limited 144A(z)	0.33	1-28-2016	20,000,000	19,984,050
Suncorp Group Limited 144A(z)	0.33	1-7-2016	62,200,000	62,162,369
Suncorp Group Limited 144A(z)	0.33	1-25-2016	50,000,000	49,961,500
Suncorp Group Limited 144A(z)	0.36	11-12-2015	31,000,000	30,996,900
Suncorp Group Limited 144A(z)	0.36	11-16-2015	28,000,000	27,996,080
TCL Industries Holding (z)	0.50	11-10-2015	61,000,000	60,993,222
Westpac Banking Corporation 144A±	0.26	12-7-2015	107,000,000	106,997,950
Westpac Banking Corporation 144A±	0.31	2-18-2016	128,000,000	128,000,000
Westpac Banking Corporation 144A±	0.36	5-16-2016	181,000,000	181,000,000

				5,975,957,387

Other Commercial Paper : 7.93%
Caisse Des Depots et Consignations 144A(z)	0.34	12-17-2015	87,000,000	86,963,025
Changhong Trading Limited (z)	0.50	11-12-2015	124,000,000	123,982,778
China International Marine Containers (z)	0.45	11-4-2015	139,000,000	138,996,525
China International Marine Containers (z)	0.50	11-12-2015	70,800,000	70,790,167
China International Marine Containers (z)	0.50	11-13-2015	194,500,000	194,470,285
China Shipping Container Lines (z)	0.45	11-3-2015	85,000,000	84,998,937
China Shipping Container Lines (z)	0.45	11-4-2015	69,000,000	68,998,275
China Shipping Container Lines (z)	0.50	11-6-2015	98,000,000	97,994,556
China Shipping Container Lines (z)	0.50	11-12-2015	60,000,000	59,991,667
CNPC Finance 144A(z)	0.40	11-2-2015	37,230,000	37,230,000
CNPC Finance 144A(z)	0.40	11-3-2015	150,000,000	149,998,333
CNPC Finance 144A(z)	0.40	11-5-2015	184,000,000	183,993,867
COFCO Capital Corporation (z)	0.18	12-3-2015	37,150,000	37,144,242
COFCO Capital Corporation (z)	0.50	11-10-2015	70,000,000	69,992,222
Erste Abwicklungsanstalt 144A(z)	0.27	11-9-2015	126,000,000	125,993,385
Erste Abwicklungsanstalt 144A(z)	0.32	11-24-2015	27,000,000	26,994,720
Erste Abwicklungsanstalt 144A(z)	0.32	2-26-2016	20,000,000	19,979,378
Erste Abwicklungsanstalt 144A(z)	0.32	2-24-2016	71,000,000	70,928,053
Erste Abwicklungsanstalt 144A±	0.35	3-1-2016	65,000,000	65,000,000
Erste Abwicklungsanstalt 144A±	0.36	2-9-2016	65,000,000	65,000,000
Erste Abwicklungsanstalt 144A±	0.36	4-19-2016	43,000,000	43,000,000
Erste Abwicklungsanstalt 144A±	0.36	4-13-2016	143,000,000	143,000,000
European Investment Bank (z)	0.26	12-29-2015	181,800,000	181,725,159
Sinochem Capital Company Limited (z)	0.19	11-12-2015	191,000,000	190,989,919
Sinochem Capital Company Limited (z)	0.50	11-5-2015	187,000,000	186,992,208
Sinopec Century Bright 144A(z)	0.45	11-6-2015	94,000,000	93,995,300
Sinopec Century Bright 144A(z)	0.45	11-12-2015	42,000,000	41,994,750
Sinopec Century Bright 144A(z)	0.45	11-13-2015	150,000,000	149,979,375
Sinopec Century Bright 144A(z)	0.45	11-16-2015	91,000,000	90,984,075
Toyota Motor Credit Corporation ±	0.28	12-1-2015	163,000,000	163,000,000
Toyota Motor Credit Corporation ±	0.37	2-18-2016	167,000,000	167,000,000

4

Wells Fargo Heritage Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Other Commercial Paper (continued)
Trinity Health Corporation (z)	0.20%	11-12-2015	$30,000,000	$29,998,334

				3,262,099,535

Total Commercial Paper (Cost $17,908,121,210)				17,908,121,210

Municipal Obligations : 2.27%

Arizona : 0.03%

Variable Rate Demand Note ø: 0.03%
Yavapai County AZ IDA Drake Cement LLC Project (Miscellaneous Revenue, Scotia Bank LOC)	0.25	9-1-2035	12,500,000	12,500,000

California : 0.05%

Other Municipal Debt : 0.04%
Los Angeles CA Metropolitan Transportation (Transportation Revenue)	0.27	12-2-2015	15,000,000	15,000,000

Variable Rate Demand Note ø: 0.01%
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.24	11-1-2041	5,000,000	5,000,000

Colorado : 0.33%

Variable Rate Demand Notes ø: 0.33%
Avon CO Traer Creek Metropolitan District Refunding Series 2014 (GO Revenue, BNP Paribas LOC)	0.15	10-1-2030	18,685,000	18,685,000
Colorado HFA Class II Series A-2 (Housing Revenue, FHLB SPA)	0.15	10-1-2033	6,320,000	6,320,000
Colorado HFA MFHR Class I Bonds 2006 Series A-1 (Housing Revenue, FHLB LIQ)	0.15	10-1-2036	12,310,000	12,310,000
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA)	0.15	10-1-2033	12,600,000	12,600,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.15	5-1-2052	86,750,000	86,750,000

				136,665,000

Georgia : 0.04%

Other Municipal Debt : 0.04%
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.23	12-1-2015	15,355,000	15,355,000

Louisiana : 0.04%

Variable Rate Demand Note ø: 0.04%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.24	2-1-2045	16,280,000	16,280,000

Maine : 0.22%

Variable Rate Demand Notes ø: 0.22%
Maine Housing Authority Series D (Housing Revenue, Royal Bank of Canada SPA)	0.15	11-15-2039	52,000,000	52,000,000
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ)	0.15	11-15-2032	37,585,000	37,585,000

				89,585,000

New Hampshire : 0.04%

Variable Rate Demand Note ø: 0.04%
New Hampshire HEFA Taxable Higher Education Corporation Series A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.15	12-1-2032	18,374,000	18,374,000

5

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
New Jersey : 0.63%

Variable Rate Demand Notes ø: 0.63%
New Jersey Housing & Mortgage Finance Agency Series G (Housing Revenue, Bank of America NA LOC)	0.15%	11-1-2039	$5,155,000	$5,155,000
RBC Municipal Products Incorporated Taxable-Floater Certificates Series E60 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.18	6-28-2016	253,080,000	253,080,000

				258,235,000

New York : 0.33%

Variable Rate Demand Notes ø: 0.33%
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	0.42	5-1-2048	108,000,000	108,000,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.34	7-1-2017	30,000,000	30,000,000

				138,000,000

Ohio : 0.05%

Variable Rate Demand Note ø: 0.05%
Ohio Water Development Authority Water Development Notes (Water & Sewer Revenue)	0.38	5-1-2038	20,000,000	20,000,000

Pennsylvania : 0.13%

Variable Rate Demand Note ø: 0.13%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.34	7-1-2017	55,000,000	55,000,000

South Carolina : 0.05%

Other Municipal Debt : 0.05%
South Carolina Public Service Authority Series EE (Utilities Revenue)	0.20	11-24-2015	20,000,000	20,000,000

Texas : 0.24%

Variable Rate Demand Notes ø: 0.24%
Port Corpus Christi TX Flint Hills Resources Project Series 2006 (Resource Recovery Revenue)	0.20	1-1-2030	42,000,000	42,000,000
Port Corpus Christi TX Flint Hills Resources Project Series 2007 (Resource Recovery Revenue)	0.20	1-1-2032	30,000,000	30,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.31	12-15-2026	25,606,173	25,606,173

				97,606,173

Washington : 0.04%

Other Municipal Debt : 0.02%
Port of Seattle WA Series D-1 (Miscellaneous Revenue)	0.29	12-2-2015	7,000,000	7,000,000

Variable Rate Demand Note ø: 0.02%
Seattle WA Municipal Light & Power JPMorgan Chase PUTTER Trust Series T0001 (Utilities Revenue, JPMorgan Chase & Company LIQ) 144A	0.17	2-1-2040	8,000,000	8,000,000

Wisconsin : 0.05%

Variable Rate Demand Notes ø: 0.05%
Wisconsin PFA Multifamily Housing Affinity Covington Project (Housing Revenue, FHLB LOC)	0.17	12-1-2047	10,000,000	10,000,000

6

Wells Fargo Heritage Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Wisconsin PFA Multifamily Housing Affinity Wells Branch Project (Housing Revenue, FHLB LOC)		0.17%	11-1-2047	$11,500,000	$11,500,000

					21,500,000

Total Municipal Obligations (Cost $934,100,173)					934,100,173

Other Instruments : 4.22%
DBS Bank Limited Pooled Bank Deposit Product		0.19	11-2-2015	705,000,000	705,000,000
Dexia Credit Local ±		0.54	11-23-2015	119,000,000	119,008,612
Dexia Credit Local SA (New York) 144A±		0.61	11-13-2015	40,965,000	40,967,705
Erste Abwicklungsanstalt ±		0.62	1-29-2016	32,400,000	32,420,049
FHLMC Multifamily Series M004 Class A ±		0.25	12-9-2015	43,606,115	43,606,115
FHLMC Multifamily Series M011 Class A ±		0.25	12-9-2015	1,160,000	1,160,000
Jets Stadium Finance Secured 144A±		0.16	12-11-2015	23,000,000	23,000,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product		0.19	11-2-2015	720,000,000	720,000,000
Salt River Project Agricultural Improvement & Power District Series D1 (z)		0.20	11-16-2015	30,000,000	29,997,667
Salt River Project Agricultural Improvement & Power District Series D1 (z)		0.20	11-17-2015	22,000,000	21,998,167

Total Other Instruments (Cost $1,737,158,315)					1,737,158,315

Other Notes : 2.67%

Corporate Bonds and Notes : 2.67%
Ballenisles Country Club Notes ±§		0.75	2-2-2016	14,550,000	14,550,000
Hartford Healthcare Corporation ±§		0.17	12-11-2015	50,000,000	50,000,000
Jets Stadium Development Bonds 144A±§		0.15	1-4-2016	35,900,000	35,900,000
Keep Memory Alive ±§		0.14	12-3-2015	34,105,000	34,105,000
Royal Bank of Canada ±		0.56	12-16-2015	106,000,000	106,026,705
Smithsonian Institution ±§		0.18	9-1-2018	20,000,000	20,000,000
SSAB AB Series A ±		0.17	12-28-2015	12,000,000	12,000,000
SSAB AB Series B ±§		0.17	12-28-2015	20,000,000	20,000,000
Total Capital Canada Limited ±		0.70	1-15-2016	24,402,000	24,418,344
United Overseas Bank Limited		0.19	11-2-2015	770,000,000	770,000,000
World Wildlife Fund ±§		0.19	12-1-2015	11,305,000	11,305,000

Total Other Notes (Cost $1,098,305,049)					1,098,305,049

Repurchase Agreements ^^: 8.64%
Bank of America Corporation, dated 10-30-2015, maturity value $196,058,940 (1)		0.08	11-2-2015	196,057,632	196,057,632
Credit Agricole, dated 10-30-2015, maturity value $332,002,490 (2)		0.09	11-2-2015	332,000,000	332,000,000
Federal Reserve Bank of New York, dated 10-30-2015, maturity value $1,700,007,083 (3)		0.05	11-2-2015	1,700,000,000	1,700,000,000
Goldman Sachs & Company, dated 10-1-2015, maturity value $545,138,521 (4) ±§(i)¢		0.15	12-1-2015	545,000,000	545,000,000
JPMorgan Securities, dated 10-1-2015, maturity value $372,205,013 (5) ±§(i)¢		0.31	12-4-2015	372,000,000	372,000,000
JPMorgan Securities, dated 10-1-2015, maturity value $77,008,898 (6) ±§¢		0.13	11-2-2015	77,000,000	77,000,000
RBC Capital Markets, dated 10-30-2015, maturity value $334,002,783 (7)		0.10	11-2-2015	334,000,000	334,000,000

Total Repurchase Agreements (Cost $3,556,057,632)					3,556,057,632

Total investments in securities (Cost $41,334,984,234)*	100.43%				41,334,984,234
Other assets and liabilities, net	(0.43)				(177,084,473)

Total net assets	100.00%				$41,157,899,761

±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.

7

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Heritage Money Market Fund

%%	The security is issued on a when-issued basis.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(i)	Illiquid security
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
^^	Collateralized by:
(1)	U.S. government securities, 3.00% to 4.00%, 2-1-42 to 4-1-45, fair value including accrued interest is $201,939,361.
(2)	U.S. government securities, 0.63% to 5.00%, 11-23-2016 to 3-1-2045, fair value including accrued interest is $341,152,531.
(3)	U.S. government securities, 0.00% to 6.00%, 11-14-2012 to 9-15-2042, fair value including accrued interest is $1,700,007,142.
(4)	Commercial paper, 0.00%, 11-2-2015 to 5-3-2016, fair value including accrued interest is $555,900,000.
(5)	Commercial paper, 0.00% to 3.50%, 11-2-2015 to 2-1-2045, fair value including accrued interest is $379,646,782.
(6)	Commercial paper, 0.34% to 6.00%, 12-1-2015 to 11-1-2045, fair value including accrued interest is $79,182,408.
(7)	U.S. government securities, 1.40% to 5.72%, 6-1-2019 to 6-1-2046, fair value including accrued interest is $344,020,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
PFA	Public Finance Authority
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
SPA	Standby purchase agreement

8

Wells Fargo Heritage Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Municipal Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 92.31%

Alabama : 0.86%

Variable Rate Demand Note ø: 0.86%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.17%	8-1-2041	$2,600,000	$2,600,000

Arizona : 1.92%

Variable Rate Demand Notes ø: 1.92%
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.04	8-1-2026	700,000	700,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.01	7-1-2024	3,900,000	3,900,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.04	8-1-2027	1,250,000	1,250,000

				5,850,000

California : 1.31%

Other Municipal Debt : 0.77%
Bay Area California Toll Authority Toll Bridge Revenue San Francisco Bay Area Series F (Transportation Revenue) §	5.00	4-1-2031	800,000	815,857
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	2.00	6-30-2016	800,000	808,841
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue))	5.00	6-30-2016	700,000	722,033

				2,346,731

Variable Rate Demand Notes ø: 0.54%
California Deutsche Bank SPEAR/LIFER Trust Series DBE-364 (Miscellaneous Revenue, AGM/FGIC/Ambac Insured, Deutsche Bank LIQ) 144A	0.26	6-1-2047	1,000,000	1,000,000
California HFFA Tender Option Bond Trust Receipts Certificates Series XF0236 (Health Revenue, TD Bank NA LIQ) 144A	0.02	8-15-2031	625,000	625,000

				1,625,000

Colorado : 4.10%

Other Municipal Debt : 0.47%
Arapahoe County CO School District #5 Cherry Creek Series 2012 (GO Revenue)	3.00	12-15-2015	200,000	200,683
Arapahoe County CO School District #5 Cherry Creek Series 2012-B (GO Revenue)	2.00	12-15-2015	175,000	175,390
Colorado Certificate of Participation University of Colorado Denver Health Science Center Fitzsimons Academic Series B (Lease Revenue, National Insured)	5.00	11-1-2015	200,000	200,000
Colorado HCFR Covenant Retirement Community Incorporated Series 2005 (Health Revenue) §	5.00	12-1-2035	700,000	702,724
Denver City & County CO Board Water Commissioners Series 2005 (Water & Sewer Revenue, AGM Insured) §	5.00	12-1-2022	155,000	155,598

				1,434,395

Variable Rate Demand Notes ø: 3.63%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.15	10-1-2037	1,000,000	1,000,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2015-7WE (Health Revenue, Barclays Bank plc LOC) 144A	0.16	8-1-2018	2,500,000	2,500,000
Colorado HFA Worldwest LLP Project Series 1999-A (Industrial Development Revenue, UMB Bank Colorado LOC) 144A	0.28	9-1-2023	2,690,000	2,690,000
Colorado MidCities Metropolitan District #1 Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.11	12-1-2031	1,500,000	1,500,000

1

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Colorado Tender Option Bond Trust Receipts/Certificates Series 2015-XF1031 (Lease Revenue, Deutsche Bank LIQ) 144A	0.16%	6-1-2044	$1,000,000	$1,000,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.16	11-15-2025	1,000,000	1,000,000
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.15	11-1-2020	1,335,000	1,335,000

				11,025,000

Connecticut : 0.10%

Other Municipal Debt : 0.10%
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series 2009-A (Tax Revenue)	5.00	12-1-2015	300,000	301,143

Florida : 5.53%

Other Municipal Debt : 1.98%
Charlotte County FL School District TAN (GO Revenue)	1.00	3-31-2016	1,500,000	1,505,250
Collier County FL School Board Certificate of Participation Series 2006 (Miscellaneous Revenue, AGM Insured) §	5.00	2-15-2023	200,000	202,749
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.04	11-12-2015	1,000,000	1,000,000
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.04	11-17-2015	600,000	600,000
JEA Florida Electric System Series 2000-F1 (Utilities Revenue)	0.03	11-5-2015	2,700,000	2,700,000

				6,007,999

Variable Rate Demand Notes ø: 3.55%
Florida Department of Environmental Protection Everglades Restoration Series A (Tax Revenue, AGM Insured)	0.03	7-1-2027	2,000,000	2,000,000
Hillsborough County FL Aviation Authority PUTTER Series 3021 (Airport Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.29	10-1-2030	3,000,000	3,000,000
Hillsborough County FL Aviation Authority Tampa International Airport PUTTER Series 2008-A (Airport Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.29	10-1-2032	2,000,000	2,000,000
Miami-Dade County FL Expressway Authority Toll System Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1156 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.16	7-1-2025	1,000,000	1,000,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.21	11-15-2033	1,900,000	1,900,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.04	10-1-2038	900,000	900,000

				10,800,000

Georgia : 0.49%

Variable Rate Demand Note ø: 0.49%
Gwinnett County GA Housing Lehman Municipal Trust Receipts Series 06-K72 (Housing Revenue, FNMA Insured, Citibank NA LIQ)	0.32	3-1-2037	1,480,000	1,480,000

Hawaii : 0.10%

Other Municipal Debt : 0.10%
Hawaii Series 2011-ED (GO Revenue)	5.00	12-1-2015	300,000	301,147

Illinois : 2.20%

Variable Rate Demand Notes ø: 2.20%
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, Harris NA LOC)	0.07	7-1-2033	1,890,000	1,890,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.05	1-1-2035	400,000	400,000
Illinois Finance Authority University of Chicago Tender Option Bond Trust Receipts/Certificates Series 2015-XF2160 (Education Revenue) 144A	0.04	10-1-2046	900,000	900,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, Bank of America NA SPA)	0.02	1-1-2031	300,000	300,000

2

Wells Fargo Municipal Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Lake County IL Brown Paper Goods Project (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.46%	10-1-2021	$585,000	$585,000
Lake County IL Northpoint Association (Industrial Development Revenue, Northern Trust Company LOC)	0.06	7-1-2029	2,600,000	2,600,000

				6,675,000

Indiana : 0.91%

Other Municipal Debt : 0.33%
Indiana Bond Bank Advance Funding Program Notes Series 2015-A (Miscellaneous Revenue)	2.00	1-5-2016	1,000,000	1,003,093

Variable Rate Demand Note ø: 0.58%
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	0.12	10-1-2023	1,775,000	1,775,000

Iowa : 0.57%

Variable Rate Demand Notes ø: 0.57%
Iowa Finance Authority Interwest Project Series 2001 (Industrial Development Revenue, CoBank LOC)	0.04	11-1-2016	340,000	340,000
Iowa Finance Authority Powerfilm Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.15	6-1-2028	1,400,000	1,400,000

				1,740,000

Kansas : 0.88%

Variable Rate Demand Notes ø: 0.88%
Olathe KS Insulite Glass Company Incorporated Project Series 2000 (Industrial Development Revenue, U.S. Bank NA LOC)	0.11	6-1-2020	550,000	550,000
Olathe KS Integral Senior Living LLC Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.11	8-1-2027	2,130,000	2,130,000

				2,680,000

Kentucky : 1.33%

Other Municipal Debt : 0.25%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2015-D1 (Water & Sewer Revenue)	1.25	7-1-2016	750,000	754,052

Variable Rate Demand Notes ø: 1.08%
Bardstown KY Industrial Building Linpac Materials Handling Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.11	10-1-2019	1,550,000	1,550,000
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	0.12	9-1-2022	1,750,000	1,750,000

				3,300,000

Louisiana : 3.84%

Variable Rate Demand Notes ø: 3.84%
Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC LIQ)	0.07	3-1-2043	7,685,000	7,685,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue)	0.11	12-1-2036	4,000,000	4,000,000

				11,685,000

3

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Maryland : 0.50%

Other Municipal Debt : 0.10%
Maryland University System Auxiliary Facilities & Tuition Revenue Bonds Series 2014-A (Education Revenue)	5.00%	4-1-2016	$300,000	$305,997

Variable Rate Demand Note ø: 0.40%
Maryland HEFA University of Maryland Medical System Issue Series 2008-E (Health Revenue, Bank of Montreal LOC)	0.01	7-1-2041	1,200,000	1,200,000

Massachusetts : 4.19%

Other Municipal Debt : 2.54%
Massachusetts RAN Series A (GO Revenue)	2.00	4-27-2016	3,700,000	3,733,583
Massachusetts School Building Authority TAN Series A (Education Revenue)	0.04	12-3-2015	4,000,000	4,000,000

				7,733,583

Variable Rate Demand Note ø: 1.65%
Clipper Tax-Exempt Certificate Trust Series 2009-69 (Tax Revenue, State Street Bank & Trust Company LIQ)	0.04	7-1-2027	5,000,000	5,000,000

Michigan : 4.79%

Variable Rate Demand Notes ø: 4.79%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.16	7-1-2018	2,500,000	2,500,000
Green Lake Township MI Economic Development Corporation (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.01	6-1-2034	485,000	485,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.19	11-15-2047	1,100,000	1,100,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.19	11-15-2047	1,265,000	1,265,000
Michigan Housing Development Authority Series A (Housing Revenue, AGM Insured, Fortis Bank SA SPA)	0.15	4-1-2042	7,470,000	7,470,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2003 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.03	1-1-2032	1,745,000	1,745,000

				14,565,000

Minnesota : 6.41%

Other Municipal Debt : 1.09%
Metropolitan Council St. Paul MN Grant Anticipation Notes Series 2012-G (GO Revenue)	1.00	3-1-2016	2,300,000	2,301,369
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2014 (Water & Sewer Revenue)	1.00	12-1-2015	500,000	500,297
St. Paul MN Housing & RDA Hospital Facilities Healtheast Project Series 2005 (Health Revenue) §	6.00	11-15-2030	300,000	300,598
St. Paul MN Housing & RDA Hospital Facilities Revenue Bonds Healtheast Project Series 2005 (Health Revenue) §	6.00	11-15-2035	200,000	200,407

				3,302,671

Variable Rate Demand Notes ø: 5.32%
Becker MN Plymouth Foam Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.14	5-1-2019	985,000	985,000
Bloomington MN Refunding Bond MFHR Norlan Partnership Series 2000-A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	7-15-2032	5,090,000	5,090,000
Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	6-15-2038	2,655,000	2,655,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	8-15-2038	400,000	400,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	6-15-2038	3,645,000	3,645,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.16	2-1-2027	1,265,000	1,265,000

4

Wells Fargo Municipal Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04%	6-1-2032	$2,140,000	$2,140,000

				16,180,000

Mississippi : 0.10%

Variable Rate Demand Note ø: 0.10%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series H (Industrial Development Revenue)	0.01	11-1-2035	295,000	295,000

Missouri : 1.41%

Other Municipal Debt : 0.89%
Missouri HEFAR Series 2014 (Health Revenue)	0.06	11-10-2015	1,100,000	1,100,000
Missouri HEFAR Series 2014-C (Health Revenue)	0.05	12-3-2015	1,600,000	1,600,000

				2,700,000

Variable Rate Demand Note ø: 0.52%
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	0.06	4-1-2026	1,595,000	1,595,000

Nebraska : 1.91%

Variable Rate Demand Notes ø: 1.91%
Douglas County NE Hospital Authority #3 Tender Option Bond Trust Receipts Series 2015-XF1042 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.22	11-1-2048	1,000,000	1,000,000
Lincoln NE Electric System Revenue Series 1995 (Utilities Revenue)	0.04	11-9-2015	500,000	500,000
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.05	9-1-2031	4,310,000	4,310,000

				5,810,000

Nevada : 0.66%

Variable Rate Demand Note ø: 0.66%
Nevada Housing Division Vista Creek Apartments (Housing Revenue, East West Bank LOC)	0.06	4-15-2041	2,000,000	2,000,000

New Jersey : 0.80%

Variable Rate Demand Note ø: 0.80%
New Jersey Turnpike Authority Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.17	1-1-2038	2,425,000	2,425,000

New York : 2.15%

Other Municipal Debt : 0.43%
New York Dormitory Authority Series 2014-C (Tax Revenue)	4.00	6-15-2016	400,000	409,318
New York Thruway Authority Second Generation Highway & Bridge Trust Fund Series A (Miscellaneous Revenue, Ambac Insured)	5.00	4-1-2016	900,000	917,766

				1,327,084

Variable Rate Demand Notes ø: 1.72%
New York HFA Series 2014-A (Housing Revenue, Bank of China LOC)	0.02	5-1-2048	2,200,000	2,200,000
New York NY Housing Development Corporation Series F (Housing Revenue)	0.20	5-1-2047	1,400,000	1,400,000
New York NY Municipal Water Finance Authority Series B-4 (Water & Sewer Revenue, Northern Trust Company SPA)	0.01	6-15-2045	455,000	455,000
New York NY Municipal Water Finance Authority Sub Series A-1 (Water & Sewer Revenue, Mizuho Corporate Bank SPA)	0.01	6-15-2044	565,000	565,000

5

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bonds Fiscal 2015 Sub Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	0.01%	8-1-2043	$600,000	$600,000

				5,220,000

North Carolina : 1.05%

Other Municipal Debt : 0.11%
North Carolina Eastern Municipal Power Agency Power System Revenue Series 2010A (Utilities Revenue)	3.00	1-1-2016	100,000	100,469
North Carolina Eastern Municipal Power Agency Power System Revenue Series 2010A (Utilities Revenue)	5.00	1-1-2016	140,000	141,110
North Carolina Eastern Municipal Power Agency Power System Revenue Series 2010B (Utilities Revenue)	5.00	1-1-2016	100,000	100,793

				342,372

Variable Rate Demand Notes ø: 0.94%
Charlotte-Mecklenburg NC Hospital Authority Series 2005-D (Health Revenue, U.S. Bank NA LOC)	0.01	1-15-2026	1,000,000	1,000,000
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.07	12-1-2026	1,850,000	1,850,000

				2,850,000

North Dakota : 1.55%

Other Municipal Debt : 1.55%
Mercer County ND PCR Basin Electric Power Cooperative Antelope Valley Unit 1 Series 2009-1 (Utilities Revenue)	0.05	11-5-2015	4,700,000	4,700,000

Ohio : 1.51%

Variable Rate Demand Notes ø: 1.51%
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank LOC)	0.04	3-1-2032	700,000	700,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.15	12-1-2043	550,000	550,000
Tuscarawas County OH Port Authority Plymouth Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.06	8-1-2038	3,345,000	3,345,000

				4,595,000

Oklahoma : 0.16%

Variable Rate Demand Note ø: 0.16%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	0.20	3-1-2018	500,000	500,000

Other : 11.11%

Variable Rate Demand Notes ø: 11.11%
Branch Banking & Trust Series 2040 (Airport Revenue, Branch Banking & Trust LOC, FGIC Insured, Branch Banking & Trust LIQ)	0.05	10-1-2030	2,900,000	2,900,000
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	2-15-2028	7,827,000	7,827,000
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	9-1-2039	2,150,000	2,150,000
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	7-1-2037	220,000	220,000
Clipper Tax-Exempt Certificate Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	1-1-2018	6,000,000	6,000,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.04	5-1-2017	3,009,000	3,009,000

6

Wells Fargo Municipal Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.04%	6-15-2036	$7,380,000	$7,380,000
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.02	12-15-2045	1,100,000	1,100,000
FHLMC Multifamily Municipal Securities Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.02	12-15-2046	800,000	800,000
University of Washington General Revenue Bonds Series 2007 Solar Eclipse Funding Trust Series 2007-0075 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.12	6-1-2037	2,400,000	2,400,000

				33,786,000

Pennsylvania : 4.00%

Variable Rate Demand Notes ø: 4.00%
Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue, GNMA/FNMA/FHLMC Insured, PNC Bank NA SPA)	0.12	5-1-2036	1,065,000	1,065,000
Allegheny County PA Series C-50 (GO Revenue, PNC Bank NA LOC)	0.02	5-1-2027	400,000	400,000
Beaver County PA IDA Daily Corporation Project (Industrial Development Revenue)	0.08	9-1-2032	5,400,000	5,400,000
Delaware County PA IDA Airport Facilities United Parcel Service Project (Industrial Development Revenue)	0.01	12-1-2015	4,400,000	4,400,000
Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	0.12	8-1-2022	900,000	900,000

				12,165,000

South Carolina : 5.55%

Other Municipal Debt : 5.04%
Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Miscellaneous Revenue) §	5.25	12-1-2025	1,500,000	1,506,128
Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Miscellaneous Revenue) §	5.25	12-1-2026	1,200,000	1,204,905
Easley SC Combined Utility System Series 2005 (Utilities Revenue, AGM Insured) §	5.00	12-1-2034	400,000	401,525
South Carolina Association of Governmental Organizations Certificate of Participation Series A (Miscellaneous Revenue)	1.50	4-14-2016	4,900,000	4,928,508
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25	12-1-2015	2,600,000	2,600,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.25	12-1-2015	2,600,000	2,600,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	12-1-2015	2,100,000	2,100,000

				15,341,066

Variable Rate Demand Note ø: 0.51%
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1141 (Health Revenue, Deutsche Bank LIQ) 144A	0.15	11-1-2029	1,545,000	1,545,000

Tennessee : 1.64%

Variable Rate Demand Note ø: 1.64%
Chattanooga TN Health & Education Housing Facilities Tender Option Bond Trust Receipts Series 2015-XF1023 (Health Revenue, Deutsche Bank LIQ) 144A	0.26	1-1-2045	5,000,000	5,000,000

Texas : 10.79%

Other Municipal Debt : 0.59%
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured) §	5.00	11-15-2025	500,000	500,838
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured) §	5.00	11-15-2026	500,000	500,838
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured) §	5.00	11-15-2027	500,000	500,838

7

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Other Municipal Debt (continued)
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured) §	5.00%	11-15-2028	$300,000	$300,503

				1,803,017

Variable Rate Demand Notes ø: 10.20%
Brazos River Harbor TX Naval District BASF Corporation Project (Industrial Development Revenue)	0.08	5-1-2036	500,000	500,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Water & Sewer Revenue, State Street Bank & Trust Company LIQ)	0.01	10-1-2018	2,500,000	2,500,000
Dallas-Fort Worth TX International Airport Series DBE-1127-X Deutsche Bank SPEAR/LIFER Trust (Airport Revenue, Deutsche Bank LIQ) 144A	0.21	11-1-2035	5,500,000	5,500,000
Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2015-3 JPMorgan PUTTER Series 5001 (Hospital Revenue, JPMorgan Chase & Company LIQ) 144A	0.02	6-1-2019	900,000	900,000
Harris TX Cultural and Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.16	7-1-2018	1,600,000	1,600,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.07	12-1-2023	1,800,000	1,800,000
Lower Neches Valley Authority Texas Industrial Development Corporation Exempt Facilities Revenue Mobil Oil Refining Corporation Project (Industrial Development Revenue)	0.01	4-1-2029	1,500,000	1,500,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Industrial Development Revenue)	0.08	4-1-2033	2,000,000	2,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.02	3-1-2042	6,000,000	6,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.20	4-1-2028	3,000,000	3,000,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Hospital Revenue Series A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2041	1,075,000	1,075,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank SPEAR/LIFER Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.26	12-15-2032	1,330,000	1,330,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.31	12-15-2026	3,286,548	3,286,548

				30,991,548

Utah : 0.13%

Variable Rate Demand Note ø: 0.13%
Juab County UT Intermountain Farmers Association Project (Industrial Development Revenue, CoBank LOC)	0.05	10-1-2021	400,000	400,000

Vermont : 0.32%

Variable Rate Demand Note ø: 0.32%
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2034	965,000	965,000

Virginia : 1.44%

Variable Rate Demand Notes ø: 1.44%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.19	5-15-2042	1,945,000	1,945,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.21	11-1-2034	2,440,000	2,440,000

				4,385,000

8

Wells Fargo Municipal Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Washington : 2.68%

Other Municipal Debt : 0.10%
Washington Motor Vehicle Fuel Tax Series 2009-D (Tax Revenue)	5.00%	2-1-2016	$285,000	$288,381

Variable Rate Demand Notes ø: 2.58%
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.10	5-1-2028	920,000	920,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	0.04	9-1-2021	3,300,000	3,300,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-15-2035	1,590,000	1,590,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.06	8-1-2026	2,040,000	2,040,000

				7,850,000

Wisconsin : 3.32%

Variable Rate Demand Notes ø: 3.32%
Brodhead WI Stoughton Trailers Incorporated Project (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.14	8-1-2020	2,000,000	2,000,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.06	11-1-2020	1,085,000	1,085,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (Industrial Development Revenue, U.S. Bank NA LOC)	0.06	12-1-2021	995,000	995,000
Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)	0.05	11-1-2020	920,000	920,000
Two Rivers WI Riverside Foods Incorporated Project (Industrial Development Revenue, Bank First National LOC)	0.06	12-1-2022	1,180,000	1,180,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.21	8-15-2034	3,900,000	3,900,000

				10,080,000

Total Municipal Obligations (Cost $280,630,279)				280,630,279

Other : 6.77%
Nuveen California Dividend Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) 144A±§	0.09	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A±§	0.08	8-1-2040	1,800,000	1,800,000
Nuveen California Dividen Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) 144A±§	0.08	8-1-2040	1,000,000	1,000,000
Nuveen New Jersey Dividend Municipal Fund Variable Rate Demand Preferred Shares Series 5 (TD Bank NA LIQ) 144A±§	0.09	8-3-2043	2,300,000	2,300,000
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) 144A±§	0.13	6-1-2040	2,000,000	2,000,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§	0.10	2-25-2045	3,500,000	3,500,000
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§	0.10	3-4-2045	7,000,000	7,000,000

Total Other (Cost $20,600,000)				20,600,000

Repurchase Agreements : 0.66%
Credit Agricole, dated 10-30-2015, maturity value $2,000,012 ^^	0.07	11-2-2015	$2,000,000	2,000,000

Total Repurchase Agreements (Cost $2,000,000)				2,000,000

9

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Municipal Money Market Fund

Total investments in securities (Cost $303,230,279)*	99.74%	$303,230,279
Other assets and liabilities, net	0. 26	775,268

Total net assets	100.00%	$304,005,547

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
^^	Collateralized by U.S. government securities, 0.13% to 4.00%, 12-31-2018 to 10-31-2021, fair value including accrued interest is $2,040,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LLP	Limited liability partnership
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
RAN	Revenue anticipation notes
RDA	Redevelopment Authority
SFHR	Single-family housing revenue
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TAN	Tax anticipation notes
TRAN	Tax revenue anticipation notes

10

Wells Fargo Municipal Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 94.74%

Alabama : 0.45%

Variable Rate Demand Note ø: 0.45%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.17%	8-1-2041	$4,500,000	$4,500,000

Alaska : 1.27%

Variable Rate Demand Notes ø: 1.27%
Alaska Housing Finance Corporation Series A (Housing Revenue, JPMorgan Chase & Company SPA)	0.06	6-1-2032	11,740,000	11,740,000
Alaska Housing Finance Corporation Series A (Housing Revenue, JPMorgan Chase & Company SPA)	0.06	12-1-2036	820,000	820,000

				12,560,000

Arizona : 2.92%

Variable Rate Demand Notes ø: 2.92%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.04	11-1-2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.04	8-1-2026	1,800,000	1,800,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.01	7-1-2024	19,750,000	19,750,000
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	0.04	8-1-2022	3,700,000	3,700,000

				28,850,000

California : 3.38%

Other Municipal Debt : 0.63%
Bay Area CA Toll Authority San Francisco Bay Area Series F (Transportation Revenue) §	5.00	4-1-2031	2,200,000	2,243,607
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	2.00	6-30-2016	2,450,000	2,477,075
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	5.00	6-30-2016	1,450,000	1,495,611

				6,216,293

Variable Rate Demand Notes ø: 2.75%
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	8-1-2031	5,240,000	5,240,000
California Deutsche Bank SPEAR/LIFER Trust Series DBE-364 (Miscellaneous Revenue, AGM/FGIC/Ambac Insured, Deutsche Bank LIQ) 144A	0.26	6-1-2047	1,000,000	1,000,000
California JPMorgan Chase PUTTER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.05	7-1-2024	5,000,000	5,000,000
California Tender Option Bond Trust Receipts/Certificates Series XF1041 (GO Revenue, Deutsche Bank LIQ) 144A	0.20	11-1-2044	5,295,000	5,295,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	9-15-2024	4,100,000	4,100,000
Northern California Power Agency Hydroelectric Project Series A (Utilities Revenue, Bank of Montreal LOC)	0.01	7-1-2032	1,700,000	1,700,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.03	12-1-2022	4,900,000	4,900,000

				27,235,000

1

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado : 5.25%

Other Municipal Debt : 0.41%
Arapahoe County CO School District #5 Cherry Creek Series 2012 (GO Revenue)	3.00%	12-15-2015	$600,000	$602,050
Arapahoe County CO School District #5 Cherry Creek Series 2012-B (GO Revenue)	2.00	12-15-2015	400,000	400,891
Colorado Certificate of Participation University of Colorado Denver Health Science Center Fitzsimons Academic Series B (Lease Revenue, National Insured)	5.00	11-1-2015	500,000	500,000
Colorado HCFR Covenant Retirement Community Incorporated Series 2005 (Health Revenue) §	5.00	12-1-2035	2,050,000	2,057,977
Denver City & County CO Board Water Commissioners Series 2005 (Water & Sewer Revenue, AGM Insured) §	5.00	12-1-2022	500,000	501,930

				4,062,848

Variable Rate Demand Notes ø: 4.84%
Arapahoe County CO Cottrell Printing Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.13	10-1-2019	1,230,000	1,230,000
Colorado Agricultural Development Authority Hunter Ridge Dairy Project (Resource Recovery Revenue, CoBank LOC)	0.04	11-1-2042	4,750,000	4,750,000
Colorado Educational & Cultural Facilities Authority Revenue National Jewish Federation Series D-3 (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.01	12-1-2037	4,200,000	4,200,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.15	10-1-2037	1,500,000	1,500,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2015-7WE (Health Revenue, Barclays Bank plc LOC) 144A	0.16	8-1-2018	6,500,000	6,500,000
Colorado HFA Ready Foods Incorporated Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.06	1-1-2032	3,130,000	3,130,000
Colorado Housing & Finance Authority Series B-3 (Housing Revenue, Barclays Bank plc SPA)	0.04	11-1-2021	15,500,000	15,500,000
Colorado MidCities Metropolitan District #1 Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.11	12-1-2031	2,900,000	2,900,000
Colorado MidCities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC)	0.11	12-1-2020	2,780,000	2,780,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2015-XF1031 (Lease Revenue, Deutsche Bank LIQ) 144A	0.16	6-1-2044	2,000,000	2,000,000
Denver City & County CO Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.16	11-15-2025	3,400,000	3,400,000

				47,890,000

Connecticut : 0.09%

Other Municipal Debt : 0.09%
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series 2009-A (Tax Revenue)	5.00	12-1-2015	900,000	903,429

Delaware : 0.14%

Other Municipal Debt : 0.00%
Delaware Housing Authority ROC RR-II-R-1165 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Citibank NA LIQ) 144A	0.09	1-1-2016	5,000	5,000

Variable Rate Demand Note ø: 0.14%
University of Delaware Revenue Bonds Series 2005 (Education Revenue, TD Bank NA SPA)	0.01	11-1-2035	1,410,000	1,410,000

Florida : 3.74%

Other Municipal Debt : 1.86%
Charlotte County FL School District TAN (GO Revenue)	1.00	3-31-2016	3,800,000	3,813,300

2

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Other Municipal Debt (continued)
Collier County FL School Board Certificate of Participation Series 2006 (Miscellaneous Revenue, AGM Insured) §	5.00%	2-15-2023	$800,000	$810,996
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.04	11-12-2015	3,200,000	3,200,000
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.04	11-17-2015	1,700,000	1,700,000
JEA Florida Electric System Series 2000-F1 (Utilities Revenue)	0.03	11-5-2015	8,900,000	8,900,000

				18,424,296

Variable Rate Demand Notes ø: 1.88%
Florida Municipal Power Agency All Requirements Power Supply Series 2008C (Utilities Revenue, Bank of America NA LOC)	0.01	10-1-2035	200,000	200,000
Hillsborough County FL Aviation Authority PUTTER Series 3021 (Airport Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.29	10-1-2030	4,995,000	4,995,000
Hillsborough County FL Aviation Authority Tampa International Airport PUTTER Series 2008-A (Airport Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.29	10-1-2032	5,500,000	5,500,000
JEA Florida Electric System Sub Series D (Utilities Revenue, U.S. Bank NA SPA)	0.01	10-1-2038	200,000	200,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.21	11-15-2033	7,700,000	7,700,000

				18,595,000

Georgia : 0.65%

Other Municipal Debt : 0.10%
Stephens County GA Development Authority Caterpillar Incorporated Project (Industrial Development Revenue) ±	0.17	8-1-2016	1,000,000	1,000,000

Variable Rate Demand Note ø: 0.55%
Gwinnett County GA Housing Lehman Municipal Trust Receipts Series 06-K72 (Housing Revenue, FNMA Insured, Citibank NA LIQ)	0.32	3-1-2037	5,405,000	5,405,000

Hawaii : 0.07%

Other Municipal Debt : 0.07%
Hawaii Series 2011-ED (GO Revenue)	5.00	12-1-2015	700,000	702,677

Illinois : 2.55%

Variable Rate Demand Notes ø: 2.55%
Chicago IL Enterprise Center Project Series IX (Industrial Development Revenue, Bank of America NA LOC)	0.15	6-1-2022	3,146,000	3,146,000
Chicago IL Enterprise Center Project Series X (Industrial Development Revenue, Bank of America NA LOC)	0.15	6-1-2022	4,300,000	4,300,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.05	1-1-2035	7,085,000	7,085,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1117 (Housing Revenue, Deutsche Bank LIQ) 144A	0.16	7-1-2044	2,585,000	2,585,000
Illinois Finance Authority Advocate Health Care Network Series 2011B (Health Revenue) (i)	0.21	4-1-2051	2,000,000	2,000,000
Illinois Finance Authority University of Chicago Tender Option Bond Trust Receipts/Certificates Series 2015-XF2160 (Education Revenue) 144A	0.04	10-1-2046	2,300,000	2,300,000
Illinois Tender Option Bond Trust Receipts/Certificates Series XF0107 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.11	2-1-2033	3,800,000	3,800,000

				25,216,000

3

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Indiana : 1.02%

Other Municipal Debt : 0.42%
Indiana Bond Bank Advance Funding Program Notes Series 2015-A (Miscellaneous Revenue)	2.00%	1-5-2016	$4,175,000	$4,187,913

Variable Rate Demand Notes ø: 0.60%
Jeffersonville IN Economic Development Revenue Eagle Steel Products Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.11	12-1-2027	3,600,000	3,600,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.03	3-1-2041	1,445,000	1,445,000
Saint Joseph County IN Grace Christian Schools Project (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.21	12-1-2016	200,000	200,000
Spencer County IN American Iron Oxide Company Project Series 1999 (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC)	0.14	9-1-2018	700,000	700,000

				5,945,000

Iowa : 0.65%

Variable Rate Demand Notes ø: 0.65%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.03	6-1-2039	4,400,000	4,400,000
Iowa Finance Authority Solid Waste Disposal Revenue John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.05	11-1-2035	2,075,000	2,075,000

				6,475,000

Kansas : 0.17%

Variable Rate Demand Note ø: 0.17%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank LOC)	0.04	11-1-2020	1,640,000	1,640,000

Kentucky : 2.32%

Other Municipal Debt : 0.23%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2015-D1 (Water & Sewer Revenue)	1.25	7-1-2016	2,250,000	2,262,155

Variable Rate Demand Notes ø: 2.09%
Deutsche Bank SPEAR/LIFER Trust Series DBE-1117 (Housing Revenue, Deutsche Bank LIQ) 144A	0.16	7-1-2032	4,090,000	4,090,000
Kentucky Municipal Power Agency Prairie Project Series 2007A Solar Eclipse Series 2007-0107 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.01	9-1-2032	16,560,000	16,560,000

				20,650,000

Louisiana : 0.05%

Variable Rate Demand Note ø: 0.05%
Ascension Parish LA BASF Corporation Project (Industrial Development Revenue)	0.08	3-1-2025	500,000	500,000

Maryland : 0.25%

Other Municipal Debt : 0.10%
Maryland University System Auxiliary Facilities & Tuition Revenue Bonds Series 2014-A (Education Revenue)	5.00	4-1-2016	1,000,000	1,019,989

4

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø: 0.15%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005A (Education Revenue, Manufacturers & Traders LOC)	0.06%	12-3-2035	$880,000	$880,000
Maryland HEFA University of Maryland Medical System Issue Series 2008-E (Health Revenue, Bank of Montreal LOC)	0.01	7-1-2041	600,000	600,000

				1,480,000

Massachusetts : 3.57%

Other Municipal Debt : 2.25%
Massachusetts RAN Series A (GO Revenue)	2.00	4-27-2016	11,300,000	11,402,564
Massachusetts School Building Authority TAN Series A (Education Revenue)	0.04	12-3-2015	10,900,000	10,900,000

				22,302,564

Variable Rate Demand Notes ø: 1.32%
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.17	6-1-2018	1,000,000	1,000,000
University of Massachusetts Building Authority Series A (Education Revenue, Barclays Bank plc SPA)	0.03	5-1-2038	12,035,000	12,035,000

				13,035,000

Michigan : 3.37%

Variable Rate Demand Notes ø: 3.37%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.16	7-1-2018	7,400,000	7,400,000
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.01	6-1-2034	290,000	290,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.19	11-15-2047	800,000	800,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.19	11-15-2049	1,800,000	1,800,000
Michigan Housing Development Authority AMT Series A (Housing Revenue, AGM Insured, Fortis Bank SA SPA)	0.15	4-1-2042	23,020,000	23,020,000

				33,310,000

Minnesota : 4.38%

Other Municipal Debt : 1.04%
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2014 (Water & Sewer Revenue)	1.00	12-1-2015	1,800,000	1,801,077
St. Paul MN Housing & RDA Hospital Facilities Healtheast Project Series 2005 (Health Revenue) §	6.00	11-15-2030	1,200,000	1,202,392
St. Paul MN Housing & RDA Hospital Facilities Revenue Bonds Healtheast Project Series 2005 (Health Revenue) §	6.00	11-15-2035	600,000	601,222
St. Paul MN Metropolitan Council Grant Anticipation Notes Series 2012-G (GO Revenue)	1.00	3-1-2016	6,700,000	6,703,988

				10,308,679

Variable Rate Demand Notes ø: 3.34%
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	1-15-2038	16,865,000	16,865,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	8-15-2038	750,000	750,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	4-15-2035	2,800,000	2,800,000

5

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.16%	2-1-2027	$1,295,000	$1,295,000
Minnesota HFA Residential Housing Finance Agency Series C (Miscellaneous Revenue, FHLB SPA)	0.02	7-1-2036	10,600,000	10,600,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	6-1-2032	700,000	700,000

				33,010,000

Missouri : 2.43%

Other Municipal Debt : 0.78%
Missouri HEFAR Series 2014 (Health Revenue)	0.06	11-10-2015	3,400,000	3,400,000
Missouri HEFAR Series 2014-C (Health Revenue)	0.05	12-3-2015	4,300,000	4,300,000

				7,700,000

Variable Rate Demand Notes ø: 1.65%
Greene County MO Strasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)	0.03	8-1-2038	2,160,000	2,160,000
Missouri Environmental Improvement & Energy Resources Authority (Water & Sewer Revenue, BHAC/Ambac Insured, Credit Suisse LIQ) 144A	0.05	12-1-2036	12,235,000	12,235,000
St. Louis County MO Sewer District Wastewater System Series 2013B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.14	5-1-2043	2,000,000	2,000,000

				16,395,000

Nebraska : 0.75%

Variable Rate Demand Notes ø: 0.75%
Lincoln NE Electric System Revenue Series 1995 (Utilities Revenue)	0.04	11-9-2015	1,200,000	1,200,000
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.05	9-1-2031	6,190,000	6,190,000

				7,390,000

Nevada : 3.13%

Variable Rate Demand Notes ø: 3.13%
Nevada Housing Development Authority MFHR Vintage at Laughlin Apartments Project (Housing Revenue, East West Bank LOC, FHLB SPA)	0.05	4-15-2041	9,660,000	9,660,000
Nevada Housing Division Multi-Unit Flamingo Road LLC Series A (Housing Revenue, Exchange Bank LOC) 144A	0.08	10-1-2026	8,500,000	8,500,000
Nevada Housing Division Multi-Unit Fort Apache Road LLC Series A (Housing Revenue, Exchange Bank LOC)	0.08	10-1-2026	7,800,000	7,800,000
Nevada Housing Division Vista Creek Apartments (Housing Revenue, East West Bank LOC)	0.06	4-15-2041	5,060,000	5,060,000

				31,020,000

New Hampshire : 0.00%

Variable Rate Demand Note ø: 0.00%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.01	6-1-2039	139	139

6

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey : 0.62%

Variable Rate Demand Notes ø: 0.62%
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2015-XF0015 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.07%	4-1-2023	$2,410,000	$2,410,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.16	1-1-2038	3,700,000	3,700,000

				6,110,000

New York : 6.97%

Other Municipal Debt : 0.36%
New York Dormitory Authority Series 2014-C (Tax Revenue)	4.00	6-15-2016	1,300,000	1,330,285
New York Thruway Authority Second Generation Highway & Bridge Trust Fund Series A (Miscellaneous Revenue, Ambac Insured)	5.00	4-1-2016	1,195,000	1,218,589
New York Thruway Authority Second Generation Highway & Bridge Trust Fund Series A (Miscellaneous Revenue, Ambac Insured)	5.00	4-1-2016	1,040,000	1,060,529

				3,609,403

Variable Rate Demand Notes ø: 6.61%
New York HFA ROC RR-II-R-11700 Series B (Housing Revenue, Citibank NA LIQ) 144A	0.05	5-1-2038	6,810,000	6,810,000
New York HFA Series 2014-A (Housing Revenue, Bank of China LOC)	0.02	5-1-2048	120,000	120,000
New York HFA Series 2015-A (Housing Revenue, Bank of China LOC)	0.03	5-1-2050	10,300,000	10,300,000
New York Metropolitan Transportation Authority Dedicated Tax Series A-1 (Tax Revenue, Royal Bank of Canada LOC)	0.01	11-1-2031	5,500,000	5,500,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.06	10-1-2031	4,160,000	4,160,000
New York Mortgage Agency Homeowner ROC RR-II-R-11704 (Housing Revenue, Citibank NA LIQ) 144A	0.06	10-1-2031	3,340,000	3,340,000
New York NY Housing Development Corporation Multifamily Housing Series 2015F (Water & Sewer Revenue, Bank of America NA SPA)	0.01	6-15-2048	14,000,000	14,000,000
New York NY Housing Development Corporation Series F (Housing Revenue)	0.20	5-1-2047	4,500,000	4,500,000
New York NY Municipal Water Finance Authority Sub Series A-1 (Water & Sewer Revenue, Mizuho Corporate Bank SPA)	0.01	6-15-2044	400,000	400,000
New York NY Municipal Water Finance Authority Water & Sewer System Revenue Series AA-3 (Water & Sewer Revenue, Royal Bank of Canada SPA)	0.01	6-15-2048	5,000,000	5,000,000
New York NY Series H Sub Series H-3 (GO Revenue, AGM Insured, State Street Bank & Trust Company SPA)	0.01	8-1-2021	4,000,000	4,000,000
New York NY Sub Series D-4 (GO Revenue, TD Bank NA SPA)	0.01	8-1-2040	1,520,000	1,520,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bonds Fiscal 2015 Sub Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	0.01	8-1-2043	500,000	500,000
New York NY Transitional Finance Authority Series 3F (Tax Revenue, Royal Bank of Canada SPA)	0.01	11-1-2022	1,900,000	1,900,000
New York NY Transitional Finance Authority Sub Series 2013A-4 (Tax Revenue, Northern Trust Company SPA)	0.01	8-1-2039	1,200,000	1,200,000
New York Tender Option Bond Trust Receipts/Certificates (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.02	2-15-2023	415,000	415,000
New York Tender Option Bond Trust Receipts/Certificates (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.04	5-1-2017	1,710,000	1,710,000

				65,375,000

7

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
North Carolina : 1.04%

Other Municipal Debt : 0.07%
North Carolina Eastern Municipal Power Agency Power System Revenue Series 2010A (Utilities Revenue)	3.00%	1-1-2016	$220,000	$221,031
North Carolina Eastern Municipal Power Agency Power System Revenue Series 2010A (Utilities Revenue)	5.00	1-1-2016	300,000	302,379
North Carolina Eastern Municipal Power Agency Power System Revenue Series 2010B (Utilities Revenue)	5.00	1-1-2016	200,000	201,586

				724,996

Variable Rate Demand Notes ø: 0.97%
North Carolina HFA Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.04	7-1-2032	5,105,000	5,105,000
North Carolina HFA Home Ownership Series 16-C (Housing Revenue, TD Bank NA SPA)	0.04	7-1-2032	4,450,000	4,450,000

				9,555,000

North Dakota : 1.73%

Other Municipal Debt : 1.57%
Mercer County ND PCR Basin Electric Power Cooperative Antelope Valley Unit 1 Series 2009-1 (Utilities Revenue)	0.05	11-5-2015	15,500,000	15,500,000

Variable Rate Demand Note ø: 0.16%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	0.20	12-1-2022	1,595,000	1,595,000

Ohio : 3.51%

Variable Rate Demand Notes ø: 3.51%
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.16	1-1-2038	4,900,000	4,900,000
Ohio Air Quality Development Authority ()	0.04	3-1-2032	9,300,000	9,300,000
Ohio Air Quality Development Authority ()	0.04	9-1-2037	19,500,000	19,500,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.15	12-1-2043	1,000,000	1,000,000

				34,700,000

Oregon : 0.58%

Variable Rate Demand Note ø: 0.58%
Port of Portland OR Horizon Air Industries Incorporated Project (Airport Revenue, Bank of America NA LOC)	0.02	6-15-2027	5,700,000	5,700,000

Other : 12.35%

Variable Rate Demand Notes ø: 12.35%
Branch Banking & Trust Series 2040 (Airport Revenue, Branch Banking & Trust LOC, FGIC Insured, Branch Banking & Trust LIQ)	0.05	10-1-2030	7,030,000	7,030,000
Branch Banking & Trust Series 2054 (Miscellaneous Revenue, Ambac Insured, Branch Banking & Trust LIQ)	0.05	5-6-2017	10,045,000	10,045,000
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	2-15-2028	26,888,000	26,888,000
Clipper Tax-Exempt Certificate Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	1-1-2018	4,050,000	4,050,000
Clipper Tax-Exempt Certified Trust Series 2005-30 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	6-1-2038	1,485,000	1,485,000

8

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Clipper Tax-Exempt Certified Trust Series 2006-02 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16%	10-1-2036	$420,000	$420,000
Clipper Tax-Exempt Certified Trust Series 2006-06 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	7-1-2037	1,225,000	1,225,000
Clipper Tax-Exempt Certified Trust Series 2006-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	9-1-2037	210,000	210,000
Clipper Tax-Exempt Certified Trust Series 2007-14 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	1-1-2038	1,155,000	1,155,000
Clipper Tax-Exempt Certified Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	9-1-2039	1,230,000	1,230,000
Clipper Tax-Exempt Certified Trust Series 2009-22 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.13	12-1-2036	1,420,000	1,420,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.04	1-15-2047	14,674,000	14,674,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.04	6-15-2036	24,270,000	24,270,000
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.02	12-15-2045	2,500,000	2,500,000
FHLMC Multifamily Municipal Securities Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.02	3-15-2049	2,700,000	2,700,000
FHLMC Series M020 Class A (Housing Revenue, FHLMC LIQ)	0.04	11-15-2036	22,889,000	22,889,000

				122,191,000

Pennsylvania : 1.01%

Variable Rate Demand Notes ø: 1.01%
Beaver County PA IDA Daily Corporation Project (Industrial Development Revenue)	0.08	9-1-2032	1,900,000	1,900,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.02	6-1-2035	100,000	100,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4298Z (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.06	4-1-2029	2,325,000	2,325,000
Montgomery County PA IDA ROC R-II-R-11856 (Health Revenue, FHA Insured, Citibank NA LIQ) 144A	0.04	2-1-2018	2,085,000	2,085,000
Pennsylvania EDFA Fitzpatrick Container Company Project (Industrial Development Revenue, PNC Bank NA LOC)	0.12	12-1-2023	1,200,000	1,200,000
Pennsylvania EDFA Series G10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.12	12-1-2025	2,000,000	2,000,000
Pennsylvania Housing Finance Agency Series 2004 (GO Revenue, PNC Bank NA SPA)	0.02	1-1-2034	200,000	200,000
Southcentral Pennsylvania General Authority WellSpan Health Obliged Group Series 2014A Tender Option Bond Trust Receipt Series 2015-ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.02	6-1-2044	200,000	200,000

				10,010,000

South Carolina : 4.89%

Other Municipal Debt : 4.36%
Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Miscellaneous Revenue) §	5.25	12-1-2025	4,200,000	4,217,159
Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Miscellaneous Revenue) §	5.25	12-1-2026	3,225,000	3,238,181
Easley SC Combined Utility System Series 2005 (Utilities Revenue, AGM Insured) §	5.00	12-1-2034	1,270,000	1,274,842
South Carolina Association of Governmental Organizations Certificate of Participation Series A (Miscellaneous Revenue)	1.50	4-14-2016	12,135,000	12,205,603
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25	12-1-2015	7,900,000	7,900,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.25	12-1-2015	7,900,000	7,900,000

9

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Other Municipal Debt (continued)
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25%	12-1-2015	$6,400,000	$6,400,000

				43,135,785

Variable Rate Demand Note ø: 0.53%
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.07	3-1-2032	5,210,000	5,210,000

South Dakota : 0.16%

Variable Rate Demand Note ø: 0.16%
Grant County SD Mill Valley LLC Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.05	7-1-2037	1,600,000	1,600,000

Tennessee : 0.47%

Other Municipal Debt : 0.10%
Metropolitan Government of Nashville & Davidson County TN Series A-1 (GO - State)	0.03	11-5-2015	1,000,000	1,000,000

Variable Rate Demand Notes ø: 0.37%
Chattanooga TN Health & Education Housing Facilities Tender Option Bond Trust Receipts Series 2015-XF1023 (Health Revenue, Deutsche Bank LIQ) 144A	0.26	1-1-2045	2,565,000	2,565,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.01	7-1-2038	1,100,000	1,100,000

				3,665,000

Texas : 10.77%

Other Municipal Debt : 0.57%
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00	11-15-2015	1,400,000	1,402,347
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00	11-15-2015	1,635,000	1,637,741
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00	11-15-2015	1,010,000	1,011,693
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00	11-15-2015	1,605,000	1,607,691

				5,659,472

Variable Rate Demand Notes ø: 10.20%
Austin TX Series 2008-1191 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Bank of America NA LIQ)	0.16	7-1-2032	1,915,000	1,915,000
Dallam County TX Industrial Development Corporation Economic Development Revenue Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue)	0.06	8-1-2039	1,700,000	1,700,000
Dallas-Fort Worth TX International Airport Series DBE-1127-X Deutsche Bank SPEAR/LIFER Trust (Airport Revenue, Deutsche Bank LIQ) 144A	0.21	11-1-2035	15,225,000	15,225,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1172X (Airport Revenue, Deutsche Bank LIQ) 144A	0.16	11-1-2037	10,245,000	10,245,000
Harris TX Cultural and Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.16	7-1-2018	4,500,000	4,500,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.07	12-1-2023	3,600,000	3,600,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Industrial Development Revenue)	0.08	4-1-2033	6,700,000	6,700,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (Industrial Development Revenue)	0.08	4-1-2037	15,000,000	15,000,000

10

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.02%	3-1-2042	$7,500,000	$7,500,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue)	0.02	4-1-2027	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series 2007 (Resource Recovery Revenue)	0.20	1-1-2032	5,000,000	5,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.20	4-1-2028	16,500,000	16,500,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank SPEAR/LIFER Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.26	12-15-2032	3,000,000	3,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.31	12-15-2026	7,041,892	7,041,892

				100,926,892

Utah : 0.49%

Variable Rate Demand Note ø: 0.49%
Murray City UT Hospital IHC Health Services Incorporated Series C (Health Revenue)	0.01	5-15-2036	4,900,000	4,900,000

Vermont : 0.98%

Variable Rate Demand Notes ø: 0.98%
Vermont HFA Series A (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.05	5-1-2037	4,200,000	4,200,000
Vermont HFA Series C (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.05	11-1-2037	5,500,000	5,500,000

				9,700,000

Virginia : 1.48%

Variable Rate Demand Notes ø: 1.48%
Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, Marshall & Ilsley Bank LOC)	0.05	4-1-2026	2,050,000	2,050,000
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.19	5-15-2042	6,810,000	6,810,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.21	11-1-2034	5,795,000	5,795,000

				14,655,000

Washington : 1.04%

Other Municipal Debt : 0.07%
Washington Motor Vehicle Fuel Tax Series 2009-D (Tax Revenue)	5.00	2-1-2016	725,000	733,601

Variable Rate Demand Notes ø: 0.97%
Squaxin Island Tribe WA Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.10	5-1-2028	1,380,000	1,380,000
University of Washington General Revenue Bonds Series 2007 Solar Eclipse Funding Trust Series 2007-0075 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.12	6-1-2037	8,195,000	8,195,000

				9,575,000

11

Portfolio of investments — October 31, 2015 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
West Virginia : 0.68%

Variable Rate Demand Notes ø: 0.68%
West Virginia EDA Collins Hardwood Company LLC (Miscellaneous Revenue, CoBank LOC)		0.04%	10-1-2017	$4,000,000	$4,000,000
West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)		0.04	10-1-2031	2,700,000	2,700,000

					6,700,000

Wisconsin : 2.97%

Variable Rate Demand Notes ø: 2.97%
Brodhead WI Stoughton Trailers Incorporated Project (Industrial Development Revenue, JPMorgan Chase & Company LOC)		0.14	8-1-2020	4,800,000	4,800,000
West Bend WI Bestech Tool Corporation Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)		0.25	9-1-2019	435,000	435,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A		0.21	8-15-2034	9,000,000	9,000,000
Wisconsin Housing & EDA Series E (Housing Revenue, FHLB SPA)		0.02	9-1-2035	15,200,000	15,200,000

					29,435,000

Wyoming : 0.40%

Variable Rate Demand Note ø: 0.40%
Wyoming CDA AMT Series 6 (Housing Revenue, FHLB SPA)		0.04	12-1-2037	4,000,000	4,000,000

Total Municipal Obligations (Cost $937,573,131)					937,573,131

Other : 4.34%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) 144A±§		0.09	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A±§		0.08	8-1-2040	3,700,000	3,700,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) 144A±§		0.08	8-1-2040	2,400,000	2,400,000
Nuveen New Jersey Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (TD Bank NA LIQ) 144A±§		0.09	8-3-2043	7,700,000	7,700,000
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) 144A±§		0.13	6-1-2040	4,000,000	4,000,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§		0.10	2-25-2045	3,500,000	3,500,000
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§		0.10	3-4-2045	15,000,000	15,000,000
Western Asset Municipal Partners Incorporated Series 1 144A±§		0.10	3-11-2045	3,700,000	3,700,000

Total Other (Cost $43,000,000)					43,000,000

Repurchase Agreements : 0.81%
Credit Agricole, dated 10-30-2015, maturity value $8,000,047 ^^		0.07	11-2-2015	$8,000,000	8,000,000

Total Repurchase Agreements (Cost $8,000,000)					8,000,000

Total investments in securities (Cost $988,573,131)*	99.89%				988,573,131

Other assets and liabilities, net	0.11				1,057,504

Total net assets	100.00%				$989,630,635

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

12

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2015 (unaudited)

§	The security is subject to a demand feature which reduces the effective maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
^^	Collateralized by: U.S. government securities, 0.13% to 4.00%, 12-31-2018 to 10-31-2021, fair value including accrued interest is $8,160,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BHAC	Berkshire Hathaway Assurance Corporation
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
RAN	Revenue anticipation notes
RDA	Redevelopment Authority
ROC	Reset option certificates
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TAN	Tax anticipation notes
TRAN	Tax revenue anticipation notes

13

Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Colombian peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	December 22, 2015

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	December 22, 2015

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	December 22, 2015